As filed with the Securities and Exchange Commission
                              on November 25, 2013

                                         Securities Act File No. 333- [        ]


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       __________________________________

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                          Post-Effective Amendment No.

                        ________________________________

                        ALLIANCEBERNSTEIN CAP FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672
                        ________________________________

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                              Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001

      Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on December 26, 2013 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Advisor Class shares of beneficial interest, par value $.002 per share, of the following series of the
Registrant: AllianceBernstein Concentrated Growth Fund.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                        INVESTMENT MANAGERS SERIES TRUST

                         W.P. STEWART & CO. GROWTH FUND

                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233

January 10, 2014

Dear Shareholders:

      The Board of Trustees (the "Trustees") of Investment Managers Series Trust (the "Trust") is asking the shareholders of W.P. Stewart & Co. Growth Fund (the "Fund"), a series of the Trust, to approve the acquisition of the assets and liabilities of the Fund by AllianceBernstein Concentrated Growth Fund (the "Acquiring Fund"), a series of AllianceBernstein Cap Fund, Inc. For this purpose, you are invited to a Special Meeting of Shareholders of the Fund (the "Meeting") to be held on February 25, 2014.

      The proposed acquisition is described in more detail in the attached Prospectus/Proxy Statement. You should review the Prospectus/Proxy Statement carefully and retain it for future reference. If the shareholders of the Fund approve the acquisition by the Acquiring Fund, the acquisition is expected to be completed in the first quarter of 2014.

      AllianceBernstein L.P. (the "Adviser") recently acquired the Fund's previous investment adviser and, in connection with that acquisition, the Fund's shareholders approved a new investment advisory agreement whereby the Adviser became the investment adviser of the Fund. The Adviser wishes to integrate the Fund into the AllianceBernstein mutual fund group (the Adviser currently is the investment adviser to 33 registered investment companies and 119 separate investment portfolios). The Acquiring Fund is a newly formed fund organized for this purpose.

      The Fund has the same investment objective as the Acquiring Fund and substantially the same investment strategies and policies. The Fund's current portfolio manager, James T. Tierney, Jr., is also the portfolio manager of the Acquiring Fund. In addition, the Fund and the Acquiring Fund have the same investment advisory fee and the class of shares of the Acquiring Fund to be issued to shareholders of the Fund will have the same expense ratio as the Fund (after fee waivers and/or expense reimbursements) for at least one year after the date of the Acquiring Fund's prospectus. The acquisition is expected to be tax-free to the Fund's shareholders for federal income tax purposes. We anticipate that the proposed acquisition will result in benefits to the shareholders of the Fund as discussed more fully in the Prospectus/Proxy Statement.

      The Trustees have given careful consideration to the proposed acquisition and have concluded that the acquisition is in the best interests of the Fund. The Trustees unanimously recommend that you vote "for" the proposed acquisition of the Fund by the Acquiring Fund.

      If the acquisition of the Fund by the Acquiring Fund is approved by its shareholders, each shareholder will receive Advisor Class shares of the Acquiring Fund. These shares will have an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's shares of the Fund. The Fund would then be dissolved. Shareholders of the Fund will not be assessed any sales charges or other individual shareholder fees in connection with the proposed acquisition.

      We welcome your attendance at the Meeting. If you are unable to attend, we encourage you to authorize proxies to cast your votes. AST Fund Solutions, LLC (the "Proxy Solicitor"), a proxy solicitation firm, has been selected to assist in the proxy solicitation process. If we have not received your proxy as the date of the Meeting approaches, you may receive a telephone call from the Proxy Solicitor to remind you to submit your proxy. No matter how many shares you own, your vote is important.

Sincerely,


John P. Zader
President

                        INVESTMENT MANAGERS SERIES TRUST

                         W.P. STEWART & CO. GROWTH FUND

                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD FEBRUARY 25, 2014

To the Shareholders of W.P. Stewart & Co. Growth Fund:

      NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of W.P. Stewart & Co. Growth Fund (the "Acquired Fund"), a series of Investment Managers Series Trust (the "Trust"), is to be held at 3:00 p.m. Eastern time at the offices of AllianceBernstein L.P. ("AllianceBernstein"), 1345 Avenue of the Americas, New York, New York l0105, on February 25, 2014.

      At the Meeting you will be asked to consider and approve the following proposals:

            (1) To approve an Agreement and Plan of Acquisition and Liquidation (the "Plan") providing for the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund in exchange for shares of beneficial interest of the AllianceBernstein Concentrated Growth Fund (the "Acquiring Fund"), a series of AllianceBernstein Cap Fund, Inc.; and

            (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

      Record owners of shares of the Acquired Fund as of the close of business on December 20, 2013, are entitled to vote at the Meeting or any adjournments or postponements thereof. If you attend the Meeting, you may vote your shares in person. If you do not attend the Meeting, you may vote by proxy by completing, signing and returning the enclosed proxy card by mail in the envelope provided, or by following the instructions on the proxy card to vote by telephone or the Internet.

      Your vote is important. If you have any questions, please contact us toll-free at (888) 881-8803 for additional information.

  By order of the Board of Trustees

  Sincerely,


  John P. Zader
  ---------------------
  Trustee and President

  January 10, 2014


IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY 25, 2014, OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF. This Notice and Combined Proxy Statement and Prospectus are available on the internet at www.proxyonline.com/docs/wpstewart.pdf. On this website, you will be able to access the Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

--------------------------------------------------------------------------------
IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ADDRESSED ENVELOPE, WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE. YOU ALSO MAY VOTE THROUGH THE INTERNET, BY VISITING THE WEBSITE ADDRESS ON YOUR PROXY CARD, OR BY TELEPHONE, BY USING THE TOLL-FREE NUMBER ON YOUR PROXY CARD. YOUR PROMPT VOTE MAY SAVE THE W.P. STEWART & CO. GROWTH FUND THE NECESSITY OF FURTHER SOLICITATIONS TO ENSURE A QUORUM AT THE MEETING. IF YOU CAN ATTEND THE MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE TO DO SO.
--------------------------------------------------------------------------------

                        INVESTMENT MANAGERS SERIES TRUST

                         W.P. STEWART & CO. GROWTH FUND

                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233


                             QUESTIONS AND ANSWERS

                                January 10, 2014

The following questions and answers provide an overview of key features of the proposed acquisition and of the information contained in the attached Combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus"). Please review the full Proxy Statement/Prospectus before casting your vote.

1.    What is this document and why was it sent to you?

      The attached Proxy Statement/Prospectus provides you with information about the proposed acquisition of W.P. Stewart & Co. Growth Fund (the "Acquired Fund"), a series of Investment Managers Series Trust (the "Trust"), by AllianceBernstein Concentrated Growth Fund (the "Acquiring Fund", and, together with the Acquired Fund, the "Funds"), a series of AllianceBernstein Cap Fund, Inc. (the "Company") (the "Acquisition"). The purposes of the Proxy Statement/Prospectus are to (1) solicit votes from shareholders of the Acquired Fund to approve the proposed Acquisition, as described in the Agreement and Plan of Acquisition and Liquidation dated as of December 13, 2013, between the Acquired Fund and the Acquiring Fund (the "Plan"), and (2) provide information regarding the shares of the Acquiring Fund.

      The Proxy Statement/Prospectus contains information that shareholders of the Acquired Fund should know before voting on the proposed Acquisition. The Proxy Statement/Prospectus should be retained for future reference.

2.    How is this proxy different from the one I received in October?

      AllianceBernstein L.P. (the "Adviser") recently acquired the Acquired Fund's previous investment adviser. The completion of that acquisition automatically terminated the Acquired Fund's then existing investment advisory agreement and required shareholder approval of a new investment advisory agreement. The proxy you received in October requested your approval of a new investment advisory agreement between the Adviser and the Acquired Fund. The new investment advisory agreement was approved by shareholders on November 19, 2013. The attached Proxy Statement/Prospectus relates to the Acquisition, i.e., the proposed reorganization of the Acquired Fund into the Acquiring Fund, which is a newly organized Fund in the AllianceBernstein mutual fund group.

3.    What is the purpose of the Acquisition?

      As noted above, the Acquired Fund's shareholders recently approved a new investment advisory agreement pursuant to which the Adviser became the investment adviser for the Acquired Fund. The Adviser wishes to integrate the Acquired Fund into the AllianceBernstein mutual fund group and has established the Acquiring Fund for this purpose. The Acquiring Fund will be overseen by the same Board of Directors and have the same service providers as other funds in the AllianceBernstein fund complex.

      The purpose of the Acquisition is to transfer the assets of the Acquired Fund into the Acquiring Fund. As discussed in the Proxy Statement/Prospectus, after carefully considering the recommendation of WPS Advisors, Inc. (the "WPS Adviser"), the former investment adviser to the Acquired Fund, the Board of Trustees of the Trust (the "Trustees") concluded that the Acquired Fund's participation in the Acquisition would be in the best interests of the Acquired Fund and its shareholders, and approved the submission of the Plan to shareholders of the Acquired Fund for approval. In reaching this conclusion, the Trustees considered, among other factors, the expectation that the Acquired Fund and its shareholders will not recognize any taxable gain or loss in the Acquisition and that shareholders of the Acquired Fund would benefit from becoming shareholders of the Acquiring Fund, which has:

o the same investment objectives and substantially the same investment strategies and policies as the Acquired Fund;

o the same net expense ratio (for the Advisor Class shares to be issued to shareholders of the Acquired Fund) as the Acquired Fund under the current expense limitation agreement, which will be effective for one year from the date of the Acquiring Fund's prospectus;

o     the same portfolio manager as the Acquired Fund;

o an adviser and distributor that are better positioned to facilitate the future growth of the Acquiring Fund; and

o     exchange privileges with other AllianceBernstein mutual funds.

      The Acquisition will not occur unless it is approved by shareholders of the Acquired Fund. The Trustees unanimously recommend that you vote "FOR" the Acquisition.

4.    How will the proposed Acquisition work?

      Subject to the approval of the shareholders of the Acquired Fund, the Plan provides for:

o the transfer of all of the assets of the Acquired Fund in exchange for shares of beneficial interest of Advisor Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

o the distribution of the Acquiring Fund Advisor Class shares received by the Acquired Fund from the Acquiring Fund to shareholders of the Acquired Fund; and

o     the complete termination and liquidation of the Acquired Fund.

      Existing shareholders of the Acquired Fund will become shareholders of Advisor Class shares of the Acquiring Fund, and immediately after the Acquisition each shareholder will hold Acquiring Fund Advisor Class shares with an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's Acquired Fund shares. Please refer to the Proxy Statement/ Prospectus for a detailed explanation of the Acquisition. If the Plan is approved by the Acquired Fund's shareholders at the Special Meeting of Shareholders (the "Meeting"), the Acquisition is expected to occur in the first quarter of 2014 (the "Effective Time").

5.    Who is eligible to vote on the Acquisition?

      Shareholders of record of the Acquired Fund at the close of business on December 20, 2013 (the "Record Date"), are entitled to notice of, and to vote at, the Meeting or any adjournment or postponement thereof. If you held Acquired Fund shares on the Record Date, you have the right to vote even if you later sold your shares. Each share is entitled to one vote and fractional shares are entitled to fractional votes. Shares represented by properly executed proxies, unless the proxies are revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign and return a proxy but do not fill in a vote, your shares will be voted "FOR" the Acquisition. If any other business properly comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

6.    How will the Acquisition affect me as a shareholder of the Acquired Fund?

      A shareholder of the Acquired Fund will become a shareholder of Advisor Class shares of the Acquiring Fund. The shares of the Acquiring Fund that an Acquired Fund shareholder receives will have a total NAV equal to the total NAV of the shares held by such shareholder in the Acquired Fund as of the Effective Time of the Acquisition. The Acquisition will not affect the value of your investment at the time of the Acquisition.

7.    Who manages the Acquiring Fund?

      The Acquiring Fund is a recently created series of the Company, which is a Maryland corporation. The Adviser serves as investment adviser to the Acquiring Fund, as well as to the Acquired Fund under an investment advisory agreement approved by shareholders on November 19, 2013. The Adviser currently manages assets totaling approximately $445 billion as of September 30, 2013, of which approximately $86 billion represented assets of registered investment companies sponsored by the Adviser. Currently, the Adviser advises 33 registered investment companies, comprising 119 separate investment portfolios.

      James T. Tierney, Jr., the portfolio manager of the Acquired Fund, also serves as the portfolio manager of the Acquiring Fund and is primarily responsible for the day-to-day management of the Acquiring Fund's investment portfolio.

8.    How will the Acquisition affect the advisory fees and expenses?

      The Acquisition will not result in any change in the advisory fee rate of the Acquired Fund. The investment management fee of the Acquired Fund is an annual rate of 1.00% of the Acquired Fund's average daily net assets. The Acquiring Fund has the same investment management fee. The Acquiring Fund also reimburses the Adviser for its provision of certain administrative services. The Acquisition will also not result in any increase in the expense ratio of the shares that you will hold, for at least one year, because the Adviser has agreed to limit the operating expenses for Advisor Class shares of the Acquiring Fund to 1.23% of the Fund's average daily net assets pursuant to an expense limitation agreement that is comparable to the expense limitation agreement currently in effect with respect to the Acquired Fund and is effective for one year from the date of the Acquiring Fund's prospectus. The expense ratio may increase after that one-year period if the Adviser terminates or modifies the expense limitation undertaking.

9.    What happens if shareholders do not approve the Plan?

      If shareholders do not approve the Plan, the Acquisition will not occur. The Adviser will continue to manage the Acquired Fund and the current service providers will continue to provide services to the Acquired Fund. The Trustees will consider options for the Acquired Fund, including continuing its operations as currently constituted.

10.   Who is paying for expenses of the Acquisition?

      The Adviser is paying for the costs and expenses related to the Acquisition. Neither the Acquired Fund nor the Acquiring Fund will incur any expenses in connection with the Acquisition.

11.   Who do I call if I have questions about the Meeting or the Acquisition?

      If you have any questions about the proposal or the proxy card, please call the Acquired Fund toll-free at (888) 881-8803 from 9:00 a.m. to 5:00 p.m. Eastern time or AST Fund Solutions, LLC, the Fund's proxy solicitor, at (866) 864-4946.

12. Where may I find additional information regarding the Acquired Fund and the Acquiring Fund?

      Additional information relating to the Acquired Fund and the Acquiring Fund has been filed with the Securities and Exchange Commission ("SEC") and can be found in the following documents:

o The Statement of Additional Information ("SAI") dated February [__], 2014 that has been filed with the SEC in connection with the Proxy Statement/ Prospectus and is incorporated into the Proxy Statement/Prospectus by reference;

o The annual report to shareholders for the Acquired Fund, which contains audited financial statements for the fiscal year ended December 31, 2012, which is incorporated into the Proxy Statement/Prospectus by reference;

o The semi-annual report of the Acquired Fund for the six-month period ended June 30, 2013, which is incorporated into the Proxy Statement/Prospectus by reference; and

o The Prospectus and SAI of the Acquired Fund dated April 30, 2013, which are incorporated into the Proxy Statement/Prospectus by reference.

The Acquiring Fund is a recently created fund that has not yet commenced operations; therefore, no shareholder reports for the Acquiring Fund are available.

Copies of the annual and semi-annual reports to shareholders of the Acquired Fund, and the Prospectus and SAI of the Acquired Fund, are available, along with the Proxy Statement/Prospectus and SAI, upon request, without charge, by writing to the address or calling the telephone number listed below.

For the Acquired Fund:


By mail:                 W.P. Stewart & Co. Growth Fund
                         P.O. Box 2175
                         Milwaukee, WI  53201

By phone:                (888) 881-8803

For the Acquiring Fund:


By mail:                 c/o AllianceBernstein Investor Services, Inc.
                         P.O. Box 786003
                         San Antonio, TX 78278-6003

By phone:                (800) 221-5672

All of this additional information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:


In person:          at the SEC's Public Reference Room in Washington, DC

By phone:           1-202-551-8090 (for information on the operations of the
                    Public Reference Room only)

By mail: Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520 (duplicating fee required)

By electronic mail: publicinfo@sec.gov (duplicating fee required)

On the Internet:    www.sec.gov

Other Important Things to Note:

o     You may lose money by investing in the Acquired Fund or the Acquiring
      Fund.

o The SEC has not approved or disapproved these securities or passed upon the adequacy of the Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

                           PROXY STATEMENT/PROSPECTUS

                                JANUARY 10, 2014

                             FOR THE ACQUISITION OF

                         W.P. Stewart & Co. Growth Fund
                  a series of Investment Managers Series Trust
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233

                                       BY

                   AllianceBernstein Concentrated Growth Fund
                  a series of AllianceBernstein Cap Fund, Inc.
                          1345 Avenue of the Americas
                            New York, New York l0105
                                 (800) 221-5672


      This Combined Proxy Statement and Prospectus (the "Proxy Statement/ Prospectus") is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Investment Managers Series Trust (the "Trust") for use at a Special Meeting of Shareholders (the "Meeting") of the W.P. Stewart & Co. Growth Fund, a series of the Trust (the "Acquired Fund"), managed by AllianceBernstein L.P. (the "Adviser"), at the principal executive offices of the Adviser located at 1345 Avenue of the Americas, New York, New York l0105, on February 25, 2014.

      At the Meeting you will be asked to consider and approve the following proposals:

      (1) To approve an Agreement and Plan of Acquisition and Liquidation (the "Plan") providing for the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund in exchange for shares of beneficial interest of the AllianceBernstein Concentrated Growth Fund (the "Acquiring Fund"), a series of AllianceBernstein Cap Fund, Inc. (the "Company") (the "Acquisition"); and

      (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

      The Acquired Fund is a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") and organized as a Delaware statutory trust. The Acquiring Fund is a newly created series of the Company, an open-end management investment company registered with the SEC and organized as a Maryland corporation.

      This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference. Additional information relating to the Acquiring Fund and this Proxy Statement/Prospectus is set forth in the Statement of Additional Information to this Proxy Statement/Prospectus dated February [ ], 2014, which is incorporated by reference into this Proxy Statement/Prospectus. Additional information about the Acquiring Fund has been filed with the SEC and is available upon request and without charge by writing to the Acquiring Fund or by calling (800) 227-4618. The Acquired Fund expects that this Proxy Statement/Prospectus will be mailed to shareholders on or about January 10, 2014.

                               TABLE OF CONTENTS

                                                                            Page

PROPOSAL APPROVAL OF AN AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION
  BETWEEN THE ACQUIRED FUND AND THE ACQUIRING FUND.............................4

SUMMARY........................................................................5

         COMPARISON OF INVESTMENT ADVISORY FEES................................5

         COMPARISON OF EXPENSES................................................5

         COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES......................5

         PRINCIPAL RISKS.......................................................7

         FEDERAL INCOME TAX CONSEQUENCES.......................................7

         COMPARISON OF DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES........8

         SERVICE PROVIDERS.....................................................8

         COMPARISON OF BUSINESS STRUCTURES.....................................9

INFORMATION ABOUT THE ACQUISITION.............................................10

         INTRODUCTION.........................................................10

         DESCRIPTION OF THE PLAN..............................................10

         REASONS FOR THE ACQUISITION..........................................10

         DESCRIPTION OF THE SECURITIES TO BE ISSUED...........................12

         DIVIDENDS AND OTHER DISTRIBUTIONS....................................12

         SHARE CERTIFICATES...................................................12

         FEDERAL INCOME TAX CONSEQUENCES......................................12

         CAPITALIZATION INFORMATION...........................................13

INFORMATION ABOUT THE FUNDS...................................................14

         MANAGEMENT OF THE FUNDS..............................................14

         ADVISORY AGREEMENTS AND FEES.........................................18

         DISTRIBUTOR..........................................................19

         VOTING INFORMATION...................................................19

         LEGAL MATTERS........................................................20

FINANCIAL HIGHLIGHTS..........................................................20

INFORMATION FILED WITH THE SEC................................................20

Appendix A FORM OF AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION.........A-1

Appendix B FUND PERFORMANCE..................................................B-1

Appendix C  FEE INFORMATION..................................................C-1

Appendix D COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..................D-1

Appendix E DESCRIPTION OF PRINCIPAL RISKS OF THE FUNDS.......................E-1

Appendix F CERTAIN INFORMATION APPLICABLE TO ADVISOR CLASS SHARES OF THE
  ACQUIRING FUND.............................................................F-1

Appendix G COMPARISON OF BUSINESS STRUCTURE AND ORGANIZATION.................G-1

Appendix H CAPITALIZATION....................................................H-1

Appendix I  SHARE OWNERSHIP INFORMATION......................................I-1

--------------------------------------------------------------------------------
       THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR
                    DISAPPROVED THESE SECURITIES NOR HAS IT
     PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.
                    ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                    PROPOSAL

        APPROVAL OF AN AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION
                BETWEEN THE ACQUIRED FUND AND THE ACQUIRING FUND

      On November 11, 2013, the Board of Trustees of the Trust (the "Trustees") approved the Plan. Subject to the approval of the shareholders of the Acquired Fund, the Plan provides for:

      o the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Advisor Class shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

      o the distribution of Acquiring Fund Advisor Class shares of beneficial interest to the shareholders of the Acquired Fund; and

      o     the termination and liquidation of the Acquired Fund.

      Each shareholder of the Acquired Fund will become the owner of the number of full and fractional Advisor Class shares of the Acquiring Fund having an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's Acquired Fund shares. The Funds expect that shareholders of the Acquired Fund will recognize no gain or loss for federal income tax purposes in connection with the Acquisition. If approved by shareholders of the Acquired Fund, the Acquisition is expected to occur in the first quarter of 2014 (the "Effective Time").

      The shareholders of the Acquired Fund must approve the proposal in order for the Acquisition to occur. Approval of the proposal requires the affirmative vote of the holders of a majority of the votes entitled to be cast. The Acquisition does not require approval of the shareholders of the Acquiring Fund.

      A quorum for the transaction of business by shareholders of the Acquired Fund at the Meeting will consist of the presence in person or by proxy of the holders of one-third of the shares of the Acquired Fund entitled to vote at the Meeting.

      Based on its consideration of, among other factors, the anticipated tax-free nature of the Acquisition and the benefits expected to be received by shareholders of the Acquired Fund in becoming shareholders of the Acquiring Fund, the Trustees concluded that the Acquisition is in the best interests of the Acquired Fund and its shareholders. In reaching this conclusion, the Trustees determined that the investment objective and strategies of the Acquired Fund and the Acquiring Fund (each, a "Fund" and together, the "Funds") will be substantially the same, the advisory fees and expenses (after fee waiver and/or reimbursement) of the Funds will be the same, and the portfolio manager of the Acquired Fund will continue as the portfolio manager of the Acquiring Fund. The Trustees unanimously recommend that shareholders vote "FOR" the Plan.

      For a more complete discussion of the factors considered by the Trustees in approving the Acquisition, see "Reasons for the Acquisition" in Information about the Acquisition.

                                    SUMMARY

      The following summary highlights differences between the Funds. This summary is not complete and does not contain all of the information that you should consider before voting on the Plan. This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Plan, a form of which is attached to this Proxy Statement/Prospectus as Appendix A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus of each of the Acquired Fund and the Acquiring Fund. This Proxy Statement/Prospectus, the accompanying Notice of the Special Meeting of Shareholders and the enclosed Proxy Card are being mailed to shareholders of the Acquired Fund on or about January 10, 2014.

      The Acquired Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust. The Acquiring Fund is a newly created series of the Company, an open-end management investment company organized as a Maryland corporation. The investment objective of each of the Acquired Fund and the Acquiring Fund is to earn capital gains. Each of the Acquired Fund and the Acquiring Fund is a non-diversified investment company, which means that it may invest a larger portion of its assets in fewer companies than a diversified investment company.

      The Acquired Fund will be the accounting survivor of the Acquisition and the Acquiring Fund will carry over the performance record of the Acquired Fund. Performance information of the Acquired Fund is included in Appendix B.

Comparison of Investment Advisory Fees

      The Funds have similar investment advisory agreements and pay advisory fees at the same annual rates. Each Fund's contractual fee rate is 1.00%, expressed as an annualized percentage of average daily net assets, accrued daily and paid monthly in arrears. The advisory agreement for the Acquiring Fund also provides for reimbursement to the Adviser by the Fund of the Adviser's cost of providing certain administrative services to the Acquiring Fund.

Comparison of Expenses

      The Acquisition is not expected to result in an increase in the total net expenses paid by shareholders of the Acquired Fund. Under the expense limitation agreement currently in effect for the Acquired Fund, which is effective until April 30, 2014, and continues in effect from year-to-year unless terminated 60 days prior to the end of its then current period, the total net operating expenses of the Acquired Fund are capped at 1.23% of average daily net assets. The Adviser has agreed to reduce its investment advisory fee and/or pay Acquiring Fund operating expenses for Advisor Class shares to the extent necessary to limit the net annual operating expenses of the Acquiring Fund's Advisor Class shares (excluding acquired fund fees and expenses other than those associated with any AllianceBernstein mutual fund in which the Fund may invest, interest expenses, brokerage commissions, and other transaction costs, taxes and extraordinary expenses) to 1.23% of the Acquiring Fund's average daily net assets. This expense limitation agreement will continue for one year from the date of the Acquiring Fund's prospectus, and will continue in effect thereafter from year-to-year unless terminated by the Adviser 60 days prior to the end of its then current term. As a result, the total fund operating expenses after fee waivers and/or expense reimbursements for Advisor Class shares of the Acquiring Fund will be the same as for shares of the Acquired Fund for so long as the fee waivers and/or expense reimbursements are in effect. More detailed information about the Funds' fees is contained in Appendix C.

Comparison of Investment Objectives and Policies

      Investment Objectives and Principal Policies. The investment objective of both the Acquired Fund and the Acquiring Fund is to earn capital gains. Each Fund seeks to achieve this objective by investing primarily in common stocks of listed U.S. companies, primarily large-market capitalization companies, which are defined as companies that have market capitalizations of $5 billion or more ("large-cap").

      The following table shows the investment objective and investment strategies of each Fund:

                 W.P. Stewart & Co. Growth Fund              AllianceBernstein Concentrated Growth
                                                             Fund

 ------------------------------------------------------------------------------------------------------
 Investment      The investment objective of the Acquired    The investment objective of the Acquiring
 Objective       Fund is to earn capital gains.              Fund is to earn capital gains.

 ------------------------------------------------------------------------------------------------------
 Principal       The Acquired Fund invests primarily in      The Acquiring Fund invests primarily in
 Investment      common stocks of U.S. companies listed      common stocks of listed U.S. companies.
 Strategies      on the New York Stock Exchange (the         The Fund primarily invests in large-cap
                 "Exchange") based on a variety of           companies.
                 factors. Such factors include: a
                 company's record and projections of
                 profit and earnings growth, accuracy and
                 availability of information with respect
                 to the company, success and experience
                 of management, accessibility of
                 management to the Adviser, product lines
                 and competitive position both in the
                 United States and abroad, lack of
                 cyclicality, large market capitalization
                 and liquidity of the company's
                 securities. The Fund primarily invests
                 in large-cap companies.

                 The Adviser employs an appraisal method     The Adviser employs an appraisal method
                 that attempts to measure each               that attempts to measure each prospective
                 prospective company's quality and growth    company's quality and growth rate by
                 rate by numerous criteria. Such criteria    numerous factors.  Such factors include:
                 include the company's record and            a company's record and projections of
                 projections of profit and earnings          profit and earnings growth, accuracy and
                 growth, accuracy and availability of        availability of information with respect
                 information with respect to the company,    to the company, success and experience of
                 success and experience of management,       management, accessibility of management
                 accessibility of management to the          to the Adviser, product lines and
                 Adviser, product lines and competitive      competitive position both in the United
                 position both in the United States and      States and abroad, lack of cyclicality,
                 abroad, lack of cyclicality, large          large market capitalization and liquidity
                 market capitalization and liquidity of      of the company's securities.  The Adviser
                 the company's securities.  The Adviser      compares these results to the general
                 compares these results to the general       stock markets to determine the relative
                 stock markets to determine the relative     attractiveness of each company at a given
                 attractiveness of each company at a         time.  The Adviser weighs economic,
                 given time. The Adviser weighs economic,    political and market factors in making
                 political and market factors in making      investment decisions; this appraisal
                 investment decisions; this appraisal        technique attempts to measure each
                 technique attempts to measure each          investment candidate not only against
                 investment candidate not only against       other stocks of the same industry group,
                 other stocks of the same industry group,    but also against a broad spectrum of
                 but also against a broad spectrum of        investments.
                 investments.

                 The Fund invests in a relatively small      The Fund invests in a relatively small
                 number of individual stocks.  The Fund      number of individual stocks. The Fund is
                 is considered to be "non-diversified"       considered to be "non-diversified", which
                 which means that the securities laws do     means that the securities laws do not
                 not limit the percentage of its assets      limit the percentage of its assets that
                 that it may invest in any one company       it may invest in any one company (subject
                 (subject to certain limitations under       to certain limitations under the Internal
                 the Internal Revenue Code of 1986, as       Revenue Code of 1986, as amended).
                 amended).

      Additional information about the Funds' investment objectives and policies is contained in Appendix D.

      Fundamental and Non-Fundamental Policies. Fundamental policies are policies that, under the Investment Company Act of 1940 (the "1940 Act"), may not be changed without a shareholder vote. The 1940 Act requires a fund to disclose whether it has certain policies relating to, for example, borrowing money or issuing senior securities, and that these policies be fundamental. The Acquiring Fund has the same fundamental policies required under the 1940 Act as the Acquired Fund, restated to match the standardized policies of other AllianceBernstein mutual funds. The Acquired Fund's fundamental policies that are not required to be fundamental, including its investment objective, have been retained as non-fundamental policies of the Acquiring Fund and, in one case, eliminated. The Adviser will provide shareholders with advance written notice of not less than 60 days of any material change to the Acquiring Fund's investment objective. Reclassifying these policies as non-fundamental will give the Acquiring Fund's Board of Directors (the "Directors") more flexibility to respond to changed market conditions or other circumstances in a timely manner without the delay and expense of obtaining a shareholder vote. Please refer to Appendix D for additional information about these fundamental and non-fundamental policies.

Principal Risks

      The principal risks of the Acquiring Fund are substantially the same as those of the Acquired Fund but may be stated differently to match the standardized policies of other AllianceBernstein mutual funds. These risks are market risk, focused portfolio risk, non-diversification risk and management risk. The Acquired Fund has specific risks, including growth stock risk and large-cap risk, which are not described separately in the Acquiring Fund prospectus because they are included in the broader description of market risk. A description of each of these risks is provided in Appendix E.

Federal Income Tax Consequences

      The Funds expect that the Acquisition will constitute a "reorganization" within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"), with substantially the following results: No gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the Acquisition. The aggregate tax basis of the shares of the Acquiring Fund received by a shareholder of the Acquired Fund (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder's shares of the Acquired Fund. The holding period of the shares of the Acquiring Fund received by a shareholder of the Acquired Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Acquired Fund held by the shareholder, provided that such shares are held as capital assets by the shareholder of the Acquired Fund at the time of the Acquisition. The holding period and tax basis of each asset of the Acquired Fund in the hands of the Acquiring Fund as a result of the Acquisition will generally be the same as the holding period and tax basis of each such asset in the hands of the Acquired Fund prior to the Acquisition. It is a condition to the closing of the Acquisition that both the Acquired Fund and Acquiring Fund receive an opinion of Bingham McCutchen LLP confirming these consequences, as further discussed below under "Information About the Acquisition--Federal Income Tax Consequences." An opinion of counsel is not binding on the Internal Revenue Service.

      Federal income tax law permits a regulated investment company to carry forward net capital losses that arose in tax years that began on or before December 22, 2010 ("Pre-2011 Losses") for a period of up to eight taxable years. Net capital losses that arise in tax years beginning after December 22, 2010 ("Post-2010 Losses") may generally be carried forward without limit and such carryforwards must be fully utilized before the regulated investment company is permitted to utilize carryforwards of Pre-2011 Losses. The Acquired Fund has net capital loss carryforwards from its prior taxable years in the amount of $2,007,123. The Acquired Fund's Pre-2011 Losses and their expiration dates are as follows:

2013        2014        2015        2016        2017          2018       2019
----        ----        ----        ----        ----          ----       ----
 $0          $0          $0          $0      $2,007,123        $0         $0

      The Acquired Fund has no carryforwards of Post-2010 Losses.

      The Acquisition is not expected to affect the Acquiring Fund's ability to use capital loss carryforwards. The ability of the Acquiring Fund to use capital losses to offset gains (even in the absence of the Acquisition) also depends on factors other than loss limitations, such as the future realization of capital losses or gains.

      Additional tax considerations are discussed under the section on "Federal Income Tax Consequences" in Information about the Acquisition.

Comparison of Distribution, Purchase and Redemption Procedures

      As a result of the Acquisition, holders of Acquired Fund shares will receive Advisor Class shares of the Acquiring Fund. The distribution and purchase procedures of the Acquired Fund and the Advisor Class shares of the Acquiring Fund are similar. Unlike the Acquired Fund, which offers one share class, the Acquiring Fund will offer multiple share classes, which may include, in addition to Advisor Class shares, Class A, Class C, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares. The shares of each Fund are offered to a broad range of investors. Acquiring Fund shareholders are entitled to exchange their shares for shares of the same class of shares of other AllianceBernstein mutual funds without sales or service charges.

      The Acquired Fund has a minimum initial investment of $25,000 for direct investments and $2,500 for accounts opened through certain broker-dealers authorized by the Acquired Fund to receive on its behalf purchase and redemption orders ("Selected Brokers"). There is no minimum for additional investments. The Acquiring Fund will have no minimum initial investment for Advisor Class shares. In addition, the Acquiring Fund, unlike the Acquired Fund, will not have a redemption fee, wire fee, overnight check delivery fee or retirement account fee. More information on distribution, purchase and redemption procedures of the Acquiring Fund is provided in Appendix F.

Service Providers

      The Adviser serves as investment adviser to each Fund. Ernst & Young LLP, which is the independent registered accounting firm for the Acquiring Fund, will serve in that capacity after the Acquisition in lieu of the Acquired Fund's current independent registered accounting firm, which is Tait, Weller & Baker LLP. The Acquired Fund's co-administrators, Mutual Fund Administration Corporation and UMB Fund Services, Inc. ("UMB Fund Services"), will be replaced by various AllianceBernstein service providers. State Street Bank & Trust Company, which is the custodian and accounting agent for the Acquiring Fund, will serve in that capacity after the Acquisition in lieu of the Acquired Fund's current custodian, UMB Bank, N.A., and fund accountant, UMB Fund Services. AllianceBernstein Investments, Inc. ("ABI" or the "Distributor"), which is the distributor for the Acquiring Fund, will serve in that capacity after the Acquisition in lieu of the Acquired Fund's current distributor, which is IMST Distributors, LLC. AllianceBernstein Investor Services, Inc. ("ABIS"), which is an affiliate of the Adviser and the transfer agent for the Acquiring Fund, will serve in that capacity after the Acquisition in lieu of the Acquired Fund's current transfer agent, which is UMB Fund Services. ABIS also provides shareholder services for the Acquiring Fund.

Comparison of Business Structures

      The Acquired Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust, which is governed by its Declaration of Trust, By-Laws and Delaware law. The Acquiring Fund is a newly created series of the Company, an open-end management investment company organized as a Maryland corporation, which is governed by its Charter, Bylaws and Maryland law. For more information on the comparison of the business structures of the Funds, see Appendix G.

                       INFORMATION ABOUT THE ACQUISITION

Introduction

      This Proxy Statement/Prospectus is provided to you to solicit your proxy for exercise at the Meeting to approve the Acquisition of the assets and assumption of the liabilities of the Acquired Fund by the Acquiring Fund and the subsequent liquidation and dissolution of the Acquired Fund. The Meeting will be held at 1345 Avenue of the Americas, New York, New York 10105 at 3:00 p.m., Eastern time, on February 25, 2014. This Proxy Statement/Prospectus, the accompanying Notice of Special Meeting of Shareholders and the enclosed Proxy Card are being mailed to shareholders of the Acquired Fund on or about January 10, 2014.

Description of the Plan

      As provided in the Plan, the Acquiring Fund will acquire all the assets and assume all the liabilities of the Acquired Fund at the Effective Time. The value of the assets of the Acquired Fund less the liabilities, determined at the Effective Time, will be divided by the then NAV of one share of the Acquired Fund to determine the number of shares of the Acquired Fund then outstanding, and, in exchange for the transfer of assets by the Acquired Fund to the Acquiring Fund, the Acquiring Fund will assume the liabilities and simultaneously issue and deliver to the Acquired Fund, and the Acquired Fund will distribute to each shareholder, a number of full and fractional Advisor Class shares of the Acquiring Fund equal to the aggregate NAV of the Acquired Fund's shares that the shareholder holds of record at the Effective Time. For this purpose, the Plan provides the times for and methods of determining the net value of the assets of each Fund.

      Following the distribution of Advisor Class shares of the Acquiring Fund in full liquidation of the Acquired Fund, the Acquired Fund will wind up its affairs, cease operations and dissolve as soon as is reasonably practicable after the Acquisition. If the shareholders do not approve the Plan, the Acquisition will not occur. The Adviser will continue as investment adviser to the Acquired Fund and the current service providers will continue to provide services to the Acquired Fund. The Trustees will consider options for the Acquired Fund, including continuing its operations.

      The projected expenses of the Acquisition, primarily legal, accounting, printing and proxy solicitation expenses, are estimated to total approximately $100,000. The expenses will be borne by the Adviser.

      If the Acquisition is approved, the Acquisition is expected to be completed in the first quarter of 2014 and is conditioned upon satisfying the terms of the Plan. Under applicable legal and regulatory requirements, none of the Acquired Fund's shareholders will be entitled to exercise objecting shareholders' appraisal rights, i.e., to demand the fair value of their shares in connection with the Acquisition. Therefore, shareholders will be bound by the terms of the Acquisition under the Plan. However, any shareholder of the Acquired Fund may redeem his or her shares prior to the Acquisition.

      Completion of the Acquisition is subject to certain conditions set forth in the Plan, some of which may be waived by a party to the Plan. The Plan may be amended in any mutually agreed manner, except that no amendment may be made subsequent to shareholder approval of the Acquisition that materially alters the obligations of either party. The parties to the Plan may terminate the Plan by mutual consent and either party has the right to terminate the Plan under certain circumstances. Among other circumstances, either party may at any time terminate the Plan unilaterally upon a determination by the party's Directors or Trustees that proceeding with the Plan is not in the best interests of the relevant Fund or its shareholders.

      The form of the Plan is attached as Appendix A.

Reasons for the Acquisition

      At the meeting of the Trustees held on November 11, 2013 (the "Board Meeting"), WPS Advisors, Inc. (the "WPS Adviser"), the Acquired Fund's investment adviser at the time of the Board Meeting, recommended that the Trustees approve and recommend to Acquired Fund shareholders for their approval the proposed Plan and the Acquisition. At the Board Meeting, the Trustees reviewed detailed information provided by the WPS Adviser and considered among other things the factors discussed below, in light of their fiduciary duties under federal and state law. After careful consideration, the Trustees (including all Trustees who are not "interested persons" of the Acquired Fund, the WPS Adviser or its affiliates), with the advice and assistance of independent counsel, determined that the Acquisition would be in the best interests of the Acquired Fund. The Trustees approved the Plan and the Acquisition and recommended that the shareholders of the Acquired Fund vote in favor of the Acquisition by approving the Plan.

      At the Board Meeting, the WPS Adviser discussed with the Trustees that the Acquired Fund shareholders were being asked to approve a new investment advisory agreement between the Acquired Fund and the Adviser, which would replace the WPS Adviser as a result of the acquisition by the Adviser of the WPS Adviser's parent, W.P. Stewart & Co., Ltd. The WPS Adviser noted that the Adviser advises 33 registered investment companies, comprising 119 separate investment portfolios, and wishes to integrate the Acquired Fund into the AllianceBernstein mutual fund group. The WPS Adviser stated that the Adviser believes that bringing the Acquired Fund into the AllianceBernstein mutual fund group will result in efficiencies because the Company has the same Board of Directors as the other funds in the AllianceBernstein mutual fund group, which oversees only funds managed by the Adviser, and the same entities providing services to these other funds. The WPS Adviser also noted that the Acquired Fund's shareholders would likely benefit from the Acquisition because the Adviser's name recognition and strong distribution capabilities are expected to result in growth of the Acquired Fund's assets and, as a result, potentially reduce the Acquired Fund's expenses.

      In recommending the proposed Acquisition, the Trustees also considered, among other things,

            o the terms of the Acquisition, including the anticipated tax-free nature of the transaction for the Acquired Fund and its shareholders;

            o that (i) the investment objectives of the Funds are the same and (ii) the investment strategies and policies of the Funds are substantially the same;

            o that the portfolio manager of the Acquired Fund will continue as portfolio manager of the Acquiring Fund;

            o that the advisory fees to be paid to the Adviser under the Acquiring Fund's investment advisory agreement would be the same as those paid to the WPS Adviser under the Acquired Fund's previous investment advisory agreement and that the Adviser had agreed to enter into an expense limitation agreement comparable to the Acquired Fund's current expense limitation agreement that would reduce the Adviser's investment advisory fee and/or pay the Acquiring Fund's operating expenses to limit the Acquiring Fund's expenses to 1.23% of its average daily net assets for at least one year from the date of the Acquiring Fund's prospectus;

            o that the advisory agreement of the Acquiring Fund provides for the reimbursement to the Adviser of its cost of providing certain administrative services to the Acquiring Fund;

            o that the Acquisition would not result in the dilution of shareholders' interests;

            o     that the Adviser will bear the costs of the Acquisition; and

            o other alternatives to the Acquisition, including continuing the Acquired Fund as a series of the Trust.

      Based on the foregoing and additional information presented at the Board Meeting and at other meetings of the Trustees, the Trustees determined that the Acquisition would be in the best interests of the Acquired Fund and its shareholders. The Trustees approved the Acquisition, subject to approval by shareholders of the Acquired Fund, and the solicitation of the shareholders of the Acquired Fund to vote "FOR" the approval of the Plan.

Description of the Securities to be Issued

      Under the Plan, the Acquiring Fund will issue Advisor Class shares for distribution to the Acquired Fund shareholders. Under its Charter and Bylaws, the Acquiring Fund may issue up to 3,000,000,000 shares of common stock, par value $.002 per share, for each of the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares of the Acquiring Fund.

      Each Advisor Class share of the Acquiring Fund represents an equal proportionate interest with the other Advisor Class shares of the Acquiring Fund. Each share has equal earnings, assets and voting privileges and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the Acquiring Fund as authorized by the Company's Directors. Advisor Class shares of the Acquiring Fund authorize their holders to one vote per full share and fractional votes for fractional shares held. Shares of the Acquiring Fund issued to the shareholders of the Acquired Fund pursuant to the Acquisition will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Shares will be sold and redeemed based upon their NAV per share next determined after receipt of the purchase or redemption request.

Dividends and Other Distributions

      On or before the Effective Time, as defined in the Plan, the Acquired Fund will, if necessary, declare and pay as a distribution substantially all of its undistributed net investment income, net short-term capital gain and net long-term capital gain as applicable to maintain its treatment as a regulated investment company under the Code.

Share Certificates

      The Acquiring Fund will not issue certificates representing Acquiring Fund shares generally or in connection with the Acquisition. Ownership of the Acquiring Fund's shares will be shown on the books of the Acquiring Fund's transfer agent. If you currently hold certificates representing shares of the Acquired Fund, it is not necessary to surrender the certificates.

Federal Income Tax Consequences

      Subject to certain stated assumptions contained therein, the Acquired Fund and the Acquiring Fund will receive an opinion of Bingham McCutchen LLP substantially to the effect that, for United States federal income tax purposes:

      (i) the Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Acquired Fund and the Acquiring Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund shares to the shareholders of the Acquired Fund, except for (A) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in
Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

      (iii) the tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund will be the same as the tax basis of such asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer;

      (iv) the holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund, other than assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which such asset was held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

      (v) no gain or loss will be recognized by the Acquiring Fund upon its receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund shares and the assumption of the liabilities of the Acquired Fund;

      (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund shares as part of the Acquisition;

      (vii) the aggregate tax basis of the Acquiring Fund shares that each Acquired Fund shareholder receives in the Acquisition will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor; and

      (viii) each Acquired Fund shareholder's holding period for the Acquiring Fund shares received in the Acquisition will include the period for which such shareholder held the Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held such Acquired Fund shares as capital assets on the date of the exchange.

      This opinion of counsel will not be binding on the Internal Revenue Service or a court and there is no assurance that the Internal Revenue Service or a court will not take a view contrary to those expressed in the opinion.

      Shareholders of the Acquired Fund are encouraged to consult their tax advisers regarding the effect, if any, of the Acquisition in light of their individual circumstances. Because the foregoing only relates to the federal income tax consequences of the Acquisition, those shareholders also should consult their tax advisers as to foreign, state and local tax consequences, if any, of the Acquisition.

Capitalization Information

      For information on the existing capitalization of the Acquired Fund and pro forma capitalization of the Acquiring Fund, see Appendix H.

                          INFORMATION ABOUT THE FUNDS

      Each of the Acquired Fund and the Acquiring Fund is a "non-diversified" investment company registered under the 1940 Act. The Acquired Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust. The Acquiring Fund is a series of the Company, an open-end management investment company organized as a Maryland corporation.

Management of the Funds

      Each Fund's Directors or Trustees oversee the management of the business and affairs of its respective Fund. Each Fund's Directors or Trustees approve all significant agreements between the respective Fund and persons or companies furnishing services to it, including the Fund's agreements with the Adviser and the Fund's other service providers, including the administrator, custodian and transfer and dividend disbursing agent. The day-to-day operations of the Acquiring Fund and the Acquired Fund are delegated to the officers of the Acquiring Fund and the officers and co-administrators of the Acquired Fund, respectively, subject to the respective Fund's investment objective and policies and to general supervision by its Directors or Trustees. Subsequent to the consummation of the Acquisition, the Directors and officers of the Acquiring Fund will continue to serve as the Directors and officers of the combined Fund.

      The following table presents information about the Company's Directors (the Acquiring Fund is a series of the Company, which has one Board of Directors for all its series).

                                                                         PORTFOLIOS
                                                                         IN
                                                                         ALLIANCEBERNSTEIN     OTHER PUBLIC COMPANY
                                  PRINCIPAL                              FUND                  DIRECTORSHIPS
                                  OCCUPATION(S)                          COMPLEX*              HELD
                                  DURING PAST FIVE YEARS                 OVERSEEN BY           BY DIRECTOR IN THE
NAME AND AGE                      OR LONGER                              DIRECTOR              PAST FIVE YEARS
------------                      ---------                              --------              ---------------



INDEPENDENT DIRECTORS

Chairman of the Board
Marshall C. Turner, Jr., #, ^     Private Investor since prior to 2009.      100               Xilinx, Inc.
72                                Interim CEO of MEMC Electronic                               (programmable logic
                                  Materials, Inc. (semi-conductor and                          semi-conductors) and
                                  solar cell substrates) from November                         MEMC Electronic
                                  2008 until March 2009. He was                                Materials, Inc.
                                  Chairman and CEO of Dupont                                   (semi-conductor and
                                  Photomasks, Inc. (components of                              solar cell
                                  semi-conductor manufacturing),                               substrates) since
                                  2003-2005, and President and CEO,                            prior to 2009
                                  2005-2006, after the company was
                                  acquired and renamed Toppan
                                  Photomasks, Inc.  He has served as a
                                  director or trustee of one or more of
                                  the AllianceBernstein Funds since
                                  1992.

John H. Dobkin, #                 Independent Consultant since prior to      100               None
71                                2009.  Formerly, President of Save
                                  Venice, Inc. (preservation
                                  organization) from 2001-2002, Senior
                                  Advisor from June 1999-June 2000 and
                                  President of Historic Hudson Valley
                                  (historic preservation) from December
                                  1989-May 1999.  Previously, Director
                                  of the National Academy of Design. He
                                  has served as a director or trustee
                                  of various AllianceBernstein Funds
                                  since 1992.

Michael J. Downey, #              Private Investor since prior to 2009.      100               The Asia Pacific
70                                Formerly, managing partner of                                Fund, Inc. since
                                  Lexington Capital, LLC (investment                           prior to 2009,
                                  advisory firm) from December 1997                            Prospect Acquisition
                                  until December 2003. From 1987 until                         Corp. (financial
                                  1993, Chairman and CEO of Prudential                         services) from 2007
                                  Mutual Fund Management, director of                          until 2009 and The
                                  the Prudential mutual funds, and                             Merger Fund since
                                  member of the Executive Committee of                         prior to 2009 until
                                  Prudential Securities Inc. He has                            2013
                                  served as a director or trustee of
                                  the AllianceBernstein Funds since
                                  2005 and is a director and chairman
                                  of one other registered investment
                                  company.

William H. Foulk, Jr., #, ##      Investment Adviser and an Independent      100               None
81                                Consultant since prior to 2009.
                                  Previously, he was Senior Manager of
                                  Barrett Associates, Inc., a
                                  registered investment adviser. He was
                                  formerly Deputy Comptroller and Chief
                                  Investment Officer of the State of
                                  New York and, prior thereto, Chief
                                  Investment Officer of the New York
                                  Bank for Savings.  He has served as a
                                  director or trustee of various
                                  AllianceBernstein Funds since 1983
                                  and was Chairman of the AllianceBernstein
                                  Funds and of the Independent Directors
                                  Committee of such Funds since 2003 through
                                  December 2013.

D. James Guzy, #                  Chairman of the Board of PLX               100               PLX Technology
77                                Technology (semi-conductors) and of                          (semi-conductors) since
                                  SRC Computers Inc., with which he has                        prior to 2009, Cirrus
                                  been associated since prior to 2009.                         Logic Corporation
                                  He was a director of Intel                                   (semi-conductors) since
                                  Corporation (semi-conductors) from                           prior to 2009 until
                                  1969 until 2008, and served as                               July 2011
                                  Chairman of the Finance Committee of
                                  such company for several years until
                                  May 2008. He has served as a director
                                  or trustee of one or more of the
                                  AllianceBernstein Funds since 1982.

Nancy P. Jacklin, #               Professorial Lecturer at the Johns         100               None
65                                Hopkins School of Advanced
                                  International Studies since 2008.
                                  Formerly, U.S. Executive Director of
                                  the International Monetary Fund
                                  (December 2002-May 2006); Partner,
                                  Clifford Chance (1992-2002); Sector
                                  Counsel, International Banking and
                                  Finance, and Associate General
                                  Counsel, Citicorp (1985-1992);
                                  Assistant General Counsel
                                  (International), Federal Reserve
                                  Board of Governors (1982-1985); and
                                  Attorney Advisor, U.S. Department of
                                  the Treasury (1973-1982).  Member of
                                  the Bar of the District of Columbia
                                  and of New York; and member of the
                                  Council on Foreign Relations.  She
                                  has served as a director or trustee
                                  of the AllianceBernstein Funds since
                                  2006.

Garry L. Moody, #                 Independent Consultant. Formerly,          100               Greenbacker Renewable
61                                Partner, Deloitte & Touche LLP                               Energy Company LLC,
                                  (1995-2008) where he held a number of                        (renewable energy and
                                  senior positions, including Vice                             energy efficiency projects)
                                  Chairman, and U.S. and Global                                since August 2013
                                  Investment Management Practice
                                  Managing Partner; President, Fidelity
                                  Accounting and Custody Services
                                  Company (1993-1995); and Partner,
                                  Ernst & Young LLP (1975-1993), where
                                  he served as the National Director of
                                  Mutual Fund Tax Services and Managing
                                  Partner of its Chicago Office Tax
                                  department. He is a member of both
                                  the Governing Council of the
                                  Independent Directors Council (IDC),
                                  an organization of independent
                                  directors of mutual funds, and the
                                  Trustee Advisory Board of BoardIQ, a
                                  biweekly publication focused on
                                  issues and news affecting directors
                                  of mutual funds.  He has served as a
                                  director or trustee, and as Chairman
                                  of the Audit Committee, of the
                                  AllianceBernstein Funds since 2008.

Earl D. Weiner, #                 Of Counsel, and Partner prior to           100               None
74                                January 2008, of the law firm
                                  Sullivan & Cromwell LLP and member of
                                  ABA Federal Regulation of Securities
                                  Committee Task Force to draft
                                  editions of the Fund Director's
                                  Guidebook.  He has served as a
                                  director or trustee of the
                                  AllianceBernstein Funds since 2007
                                  and is Chairman of the Governance and
                                  Nominating Committees of the Funds.


INTERESTED DIRECTOR
Robert M. Keith, +, ++            Senior Vice President of the               100               None
53                                Adviser++ and the head of
                                  AllianceBernstein Investments, Inc.
                                  ("ABI")++ since July 2008; Director
                                  of ABI and President of the
                                  AllianceBernstein Mutual Funds.
                                  Previously, he served as Executive
                                  Managing Director of ABI from
                                  December 2006 to June 2008.  Prior to
                                  joining ABI in 2006, Executive
                                  Managing Director of Bernstein Global
                                  Wealth Management, and prior thereto,
                                  Senior Managing Director and Global
                                  Head of Client Service and Sales of
                                  the Adviser's institutional
                                  investment management business since
                                  2004.  Prior thereto, he was Managing
                                  Director and Head of North American
                                  Client Service and Sales in the
                                  Adviser's institutional investment
                                  management business, with which he
                                  had been associated since prior to
                                  2004.

----------------
* The registered investment companies for which the Adviser serves as investment adviser are referred to collectively as the "AllianceBernstein Fund Complex."

# Member of the Company's Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

##    Member of the Company's Fair Value Pricing Committee.

+ Mr. Keith is an "interested person", as defined in Section 2(a)(19) of the 1940 Act, of the Acquiring Fund due to his position as a Senior Vice President of the Adviser.

++    The Adviser and ABI are affiliates of the Acquiring Fund.

^     Mr. Turner became Chairman of the Board on January 1, 2014.


      The day-to-day management of, and investment decisions for, each of the Acquired Fund and the Acquiring Fund are made by James T. Tierney, Jr. Mr. Tierney is primarily responsible for the day-to-day management of the Acquiring Fund's portfolio. Mr. Tierney is a Senior Vice President of the Adviser, with which he has been associated since the Acquiring Fund's inception. Previously, he was Chief Investment Officer of W.P. Stewart and Co. Ltd. ("WPS") from 2010 through 2013 and Portfolio Manager/Analyst and Senior Vice President of WPS from 2000 to 2010.

      Subsequent to the consummation of the Acquisition, Mr. Tierney will continue to be primarily responsible for the day-to-day management of the Acquiring Fund. The Statement of Additional Information ("SAI") provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Acquiring Fund.

Advisory Agreements and Fees

      Each Fund's investment adviser is the Adviser, which is located at 1345 Avenue of the Americas, New York, New York 10105. The Adviser is an international investment adviser supervising client accounts with assets totaling approximately $445 billion as of September 30, 2013, of which approximately $88 billion represented assets of registered investment companies sponsored by the Adviser. As of September 30, 2013, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 16 of the nation's FORTUNE 100 companies), for public employee retirement funds in 26 states and the District of Columbia, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. Currently, the Adviser manages 33 registered investment companies, comprising 120 separate investment portfolios, with approximately 2.6 million accounts. The Adviser also serves as administrator for the Acquiring Fund.

      Under each Fund's advisory agreement with the Adviser (each an "Advisory Agreement"), the Adviser provides investment advisory services to the Fund. Under its Advisory Agreement, each Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the average daily net assets of such Fund. Such fee is accrued daily and paid monthly.

      Under the Acquiring Fund's Advisory Agreement, the Adviser may provide persons to perform clerical, accounting, administrative and other services as the Fund may request. The Acquiring Fund will pay the Adviser the cost of such personnel at amounts agreed upon by the Fund and the Adviser. There is no similar provision in the Acquired Fund's Advisory Agreement, although the Acquired Fund pays separate fees to its co-administrators for providing certain comparable services.

      Each Advisory Agreement continues in effect (after an initial term of two years) from year to year if such continuance is specifically approved, at least annually, by a majority vote of the Directors (or Trustees) of the relevant Fund who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. A discussion regarding the basis for the Trustees approving the Advisory Agreement of the Acquired Fund is available in the Acquired Fund's proxy statement to shareholders filed by the Trust with the SEC on October 2, 2013. A discussion regarding the basis for the Acquiring Fund's Directors approving the Advisory Agreement of the Acquiring Fund will be available in the Acquiring Fund's first annual report to shareholders for the period ending June 30, 2014.

      In addition, the Adviser has agreed to limit the operating expenses of the Acquiring Fund pursuant to an expense limitation agreement with the Company, on behalf of the Acquiring Fund, that is substantially similar to the expense limitation agreement between the Adviser and the Trust, on behalf of the Acquired Fund.

      The Acquisition will not result in an increase in the expense ratio of the class of shares to be received by shareholders of the Acquired Fund for at least one year from the date of the Acquiring Fund's prospectus. Under the expense limitation agreement currently in effect for the Acquired Fund, which continues in effect from year-to-year unless terminated 60 days prior to the end of its then current period, the total net operating expenses of the Acquired Fund are capped at 1.23%. The Adviser has agreed to reduce its investment management fee and/or pay Acquiring Fund operating expenses for Advisor Class shares to the extent necessary to limit the annual operating expenses of the Acquiring Fund's Advisor Class shares (excluding acquired fund fees and expenses other than the advisory fees of any AllianceBernstein mutual fund in which the Fund may invest, interest expenses, brokerage commissions, and other transaction costs, taxes and extraordinary expenses) to 1.23% of the Acquiring Fund's average daily net assets. This expense limitation agreement will continue for one year from the date of the Acquiring Fund's prospectus, and will continue in effect thereafter from year-to-year unless terminated by the Adviser 60 days prior to the end of its then current term. Termination of the expense limitation agreement may result in a substantial increase in the expense ratio of the shareholders of the Acquired Fund.

Distributor

      ABI, a wholly-owned subsidiary of the Adviser, serves as the distributor of the Acquiring Fund's shares. No distribution and/or service fees are paid with respect to Advisor Class shares, which the Acquired Fund shareholders will receive in the Acquisition. Under a Distribution Services Agreement, adopted under the Acquiring Fund's Rule 12b-1 Plan, the Acquiring Fund pays distribution and service fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to its Class A shares, up to 1.00% of the Fund's average daily net assets attributable to its Class C shares, up to ..50% of the Fund's average daily net assets attributable to its Class R shares, and up to .25% of the Fund's average daily net assets attributable to its Class K and Class 1 shares. The Distribution Services Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in these share classes and may cost more than paying other types of sales charges.

                               VOTING INFORMATION

      The Trustees have fixed the close of business on December 20, 2013, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any adjournments thereof. As of October 31, 2013, the Acquired Fund had 1,008,723.979 shares issued and outstanding. Appendix I to this Proxy Statement/Prospectus identifies holders of more than five percent of the Acquired Fund's shares, and contains information about any holdings of the shares of the Acquired Fund by the executive officers and Trustees of the Acquired Fund.

      Those shareholders who hold shares directly and not through a broker or nominee (that is, a shareholder of record) may vote by appearing in person at the Meeting, by returning the enclosed Proxy Card or by casting their vote via telephone or the Internet using the instructions provided on the enclosed Proxy Card. To vote by telephone or using the Internet, please use the telephone number or Internet address, as applicable, found on the Proxy Card. Owners of shares held through a broker or nominee (who is the shareholder of record for those shares) should follow directions provided to the shareholder by the broker or nominee to submit voting instructions. Instructions to be followed by a shareholder of record to submit a proxy via telephone or through the Internet, including use of the Control Number on the shareholder's Proxy Card, are designed to verify shareholder identities, to allow shareholders to give voting instructions and to confirm that shareholder instructions have been recorded properly. Shareholders who authorize proxies by telephone or through the Internet should not also return a Proxy Card.

      A shareholder of record may revoke that shareholder's proxy at any time prior to exercise thereof by notifying the Secretary of the Trust in writing at 803 West Michigan Street, Milwaukee, Wisconsin 53233, or by returning a proxy with a later date. You also can revoke a proxy by voting in person at the Meeting.

      All properly executed proxies received prior to the Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted "FOR" the approval of the Acquisition.

      Properly executed proxies may be returned with instructions to abstain from voting or to withhold authority to vote (an "abstention") or may represent a broker "non-vote" (which is a proxy from a broker or nominee indicating that the broker or nominee has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power to vote).

      Approval of the Acquisition requires the affirmative vote of the holders of not less than a majority of the outstanding voting securities of the Acquired Fund.

      Abstentions and broker non-votes will be considered present for purposes of determining the existence of a quorum for the transaction of business but will have the effect of a vote against the Acquisition.

      If any proposal, other than the Acquisition, to be voted on by the shareholders of the Acquired Fund properly comes before the Meeting, the shares represented by proxies will be voted on all such proposals in the discretion of the person or persons voting the proxies. The Funds have not received notice of, and are not otherwise aware of, any other matter to be presented at the Meeting.

      A quorum for the transaction of business by the shareholders of the Acquired Fund at the Meeting will consist of the presence in person or by proxy of the holders of one-third of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. If a quorum is not represented at the Meeting or, even if a quorum is so present, if sufficient votes are not received by the date of the Meeting, or for any other reason, a person named as proxy may propose one or more adjournments from time to time to permit further solicitation of proxies.

      The Acquired Fund has engaged AST Fund Solutions, LLC (the "Proxy Solicitor") to assist in soliciting proxies for the Meeting. The Adviser will pay the Proxy Solicitor a fee of $3,500 for the Proxy Solicitor's solicitation services for the Acquired Fund, plus reimbursement of out-of-pocket expenses.

                                 LEGAL MATTERS

      The validity of shares offered hereby will be passed upon for the Acquiring Fund by Seward & Kissel LLP.

                              FINANCIAL HIGHLIGHTS

      The fiscal year-ends of the Acquired Fund and the Acquiring Fund are December 31 and June 30, respectively.

      The financial highlights of the Acquired Fund for the five years ended December 31, 2012, are contained in the Acquired Fund's most recent annual report dated December 31, 2012, and the financial highlights information for the fiscal periods ended December 31, 2012, 2011, 2010 and 2009 have been audited by Tait, Weller & Baker, LLP, independent registered public accounting firm of the Acquired Fund. The information in the financial highlights for period prior to 2009 was audited by the Acquired Fund's prior auditor.

      The Acquiring Fund has not been operational for a full fiscal period; therefore, financial highlights are not available.

                         INFORMATION FILED WITH THE SEC

      The Trust and the Company are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by the Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.

      You may also view or obtain these documents from the SEC:

By phone:           1-202-551-8090 (for information on the operations of the
                    Public Reference Room only)

By electronic mail: publicinfo@sec.gov (duplicating fee required)

On the Internet:    www.sec.gov

      Information relating to the Acquired Fund and the Acquiring Fund can be found in the following documents:

            o The Statement of Additional Information ("SAI") dated February [__], 2014 that has been filed with the SEC in connection with the Proxy Statement/Prospectus and is incorporated into this Proxy Statement/Prospectus by reference;

            o The annual report to shareholders for the Acquired Fund, which contains audited financial statements for the fiscal year ended December 31, 2012, which is incorporated into the Proxy Statement/Prospectus by reference;

            o The semi-annual report of the Acquired Fund for the six-month period ended June 30, 2013, which is incorporated into the Proxy Statement/Prospectus by reference; and

            o The Prospectus and SAI of the Acquired Fund dated April 30, 2013, which are incorporated into the Proxy Statement/ Prospectus by reference.

      The Acquiring Fund is a recently created fund that has not yet commenced operations; therefore, no shareholder reports for the Acquiring Fund are available.

      Copies of the annual and semi-annual reports to shareholders of the Acquired Fund, and the Prospectus and SAI of the Acquired Fund, are available, along with the Proxy Statement/Prospectus and SAI, upon request, without charge, by writing to the address or calling the telephone number listed below.

For the Acquired Fund:

By mail:                 W.P. Stewart & Co. Growth Fund
                         P.O. Box 2175
                         Milwaukee, WI  53201

By phone:                (888) 881-8803

For the Acquiring Fund:

By mail:                 c/o AllianceBernstein Investor Services, Inc.
                         P.O. Box 786003
                         San Antonio, TX 78278-6003

By phone:                (800) 221-5672


             THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSAL.

                                   Appendix A

           FORM OF AGREEMENT AND PLAN OF ACQUISITION AND LIQUIDATION

          RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF
                         W.P. STEWART & CO. GROWTH FUND

                                     As of
                               December 13, 2013

      This Agreement and Plan of Acquisition and Liquidation (the "Plan") is made as of this 13th day of December 2013, by and among AllianceBernstein Cap Fund, Inc., a Maryland corporation (the "Company") on behalf of its series AllianceBernstein Concentrated Growth Fund (the "Acquiring Fund"), Investment Managers Series Trust, a Delaware statutory trust (the "Trust"), on behalf of its series W.P. Stewart & Co. Growth Fund (the "Acquired Fund"), and, solely for purposes of Section 24, AllianceBernstein L.P., the investment adviser to the Acquiring Fund and the Acquired Fund ("AllianceBernstein").

      WHEREAS, the Acquiring Fund and the Acquired Fund (together, the "Funds") are each a series of an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

      WHEREAS, the parties desire that the Acquired Fund transfer all of its assets to the Acquiring Fund in exchange for Advisor Class shares of the Acquiring Fund of equal net asset value ("Acquisition Shares") and assumption by the Acquiring Fund of the liabilities of the Acquired Fund and distribute the Acquisition Shares to shareholders of the Acquired Fund (the "Acquisition"); and

      WHEREAS, the parties intend that the Acquisition qualify as a "reorganization" within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provisions, and that with respect to the Acquisition, the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code;

      Now, therefore, the Company and the Trust agree as follows:

1.    Definitions
      -----------

      In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

1933 Act.............   Securities Act of 1933, as amended.

Assets...............   All assets of any kind and all interests, rights,
                        privileges and powers of or attributable to the Acquired
                        Fund or its shares, as appropriate, whether or not determinable at the appropriate Effective Time and wherever located, including, without limitation, all cash, cash equivalents, securities, commodities, futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights, rights to register shares under applicable securities laws, and receivables
                        (including dividend and interest receivables) owned by the Acquired Fund or attributable to its shares and any deferred or prepaid expense shown as an asset on the Acquired Fund's books.

Closing Date.........   Such date as the parties may agree.

Effective Time.......   5:00 p.m. Eastern time on the Closing Date, or such
                        other time as the parties may agree to in writing.

Financial Statements.   The audited financial statements of the Acquired Fund
                        for its most recently completed fiscal year and the unaudited financial statements of the Acquired Fund for its most recently completed semi-annual period.

Fund.................   The Acquiring Fund and/or the Acquired Fund, as the case
                        may be.

Liabilities..........   All liabilities, debts, expenses and obligations of any
                        kind whatsoever of the Acquired Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 Registration
Statement............   The Registration Statement of the Acquiring Fund on Form
                        N-14 under the 1940 Act that will register the Acquisition Shares to be issued in the Acquisition and will include the proxy materials necessary for the shareholders of the Acquired Fund to approve the Acquisition.

Shareholders.........   The shareholders of the Acquired Fund.

Valuation Time.......   The close of regular session trading on the New York
                        Stock Exchange (the "Exchange") on the Closing Date, when for purposes of the Plan, the Acquiring Fund determines its net asset value per Acquisition Share and the Acquired Fund determines the net value of the Assets.

NAV..................   A Fund's net asset value per share, which is calculated
                        by valuing and totaling its assets and then subtracting its liabilities and then dividing the balance by the number of its shares that are outstanding.

2.    Regulatory Filings
      ------------------

      The Acquiring Fund shall promptly prepare and file the N-14 Registration Statement with the SEC, and the Acquiring Fund and the Acquired Fund also shall make any other required or appropriate filings with respect to the actions contemplated hereby.

3.    Shareholder Action
      ------------------

      As soon as practicable after the effective date of the N-14 Registration Statement, the Acquired Fund shall hold a meeting of the Shareholders to consider and approve the Acquisition and the Plan and such other matters as the Acquired Fund's Board of Trustees may determine. Such approval by the Shareholders shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired Fund, be deemed to constitute approval by the Shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with, or violated upon, the consummation of such transactions solely for the purpose of consummating such transactions.

4.    Transfer of the Acquired Fund's Assets
      --------------------------------------

      The Acquiring Fund and the Acquired Fund shall take the following steps with respect to the Acquisition, as applicable:

      (a) On or prior to the Closing Date, the Acquired Fund shall pay or provide for the payment of all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Fund that are known to the Acquired Fund and that are due and payable prior to or as of the Closing Date.

      (b) At or before the Effective Time, the Acquiring Fund shall redeem the Initial Share (as defined in Section 8(j) hereof) of the Acquiring Fund for an amount of cash equal to the amount of cash for which the Initial Share was issued.

      (c) At the Effective Time, pursuant to a Certificate of Transfer accepted for record by the Secretary of State of Delaware, the Acquired Fund shall assign, transfer, deliver and convey the Assets to the Acquiring Fund, subject to the Liabilities. The Acquiring Fund shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (i) the Assets at and after the Effective Time shall become and be assets of the Acquiring Fund, and
            (ii) the Liabilities at the Effective Time shall attach to the Acquiring Fund, and shall be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

      (d) Within a reasonable time prior to the Closing Date, the Acquired Fund shall provide, if requested, a list of the Assets to the Acquiring Fund. The Acquired Fund may sell any asset on such list prior to the Effective Time. After the Acquired Fund provides such list, the Acquired Fund will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of the Acquiring Fund.

      (e) The Acquired Fund shall assign, transfer, deliver and convey the Assets to the Acquiring Fund at the Effective Time on the following basis:

            (i) The value of the Assets less the Liabilities of the Acquired Fund, determined as of the Valuation Time, shall be divided by the then NAV of one share of the Acquired Fund to determine the number of shares of the Acquired Fund then outstanding, and, in exchange for the transfer of the Assets by the Acquired Fund to the Acquiring Fund, the Acquiring Fund shall assume the Liabilities and simultaneously issue and deliver to the Acquired Fund a number of Acquisition Shares (including fractional shares) equal in aggregate net asset value to the aggregate net asset value of shares of the Acquired Fund then outstanding, rounded to the second decimal place or such other decimal place as the parties may agree to in writing;

            (ii) The NAV of Acquisition Shares to be delivered to the Acquired Fund shall be determined as of the Valuation Time in accordance with the Acquiring Fund's then applicable valuation procedures, and the net value of the Assets to be conveyed to the Acquiring Fund shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Fund; and

            (iii) The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Time. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian, or shall be wired to an account pursuant to instructions provided by the Acquiring Fund.

      (f) Promptly after the Closing Date, the Acquired Fund will deliver to the Acquiring Fund a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.

5. Termination of the Acquired Fund, Registration of Acquisition Shares and Access to Records
      --------------------------------------------------------------------------

      The Acquired Fund and the Acquiring Fund also shall take the following steps, as applicable:

      (a) At or as soon as reasonably practical after the Effective Time, the Acquired Fund shall terminate and completely liquidate by transferring pro rata to its Shareholders of record Acquisition Shares received by the Acquired Fund pursuant to Section 4(e)(i) of the Plan. The Acquiring Fund shall establish accounts on its share records and note on such accounts the names of the former Shareholders and the amounts of Acquisition Shares that former Acquired Fund Shareholders are due based on their respective holdings of shares of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquisition Shares shall be carried to the second decimal place. The Acquiring Fund shall not issue certificates representing the Acquisition Shares in connection with such exchange. All issued and outstanding Acquired Fund shares in connection with such exchange will be simultaneously redeemed and cancelled on the books of the Acquired Fund. Ownership of Acquisition Shares will be shown on the books of the Acquiring Fund's transfer agent.

            Following distribution by the Acquired Fund to its Shareholders of all Acquisition Shares delivered to the Acquired Fund, the Acquired Fund shall wind up its affairs and shall take all steps as are necessary and proper to terminate its existence as soon as is reasonably possible after the Effective Time.

      (b) At and after the Closing Date, the Acquired Fund shall provide the Acquiring Fund and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Shareholders and the number and percentage ownership of the outstanding shares of the Acquired Fund owned by Shareholders as of the Effective Time, and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquired Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

6.    Certain Representations and Warranties of the Acquired Fund
      -----------------------------------------------------------

      The Acquired Fund represents and warrants to the Acquiring Fund as follows:

      (a) The Acquired Fund is a duly established series of the Trust, which is a statutory trust duly established, validly existing and in good standing under the laws of the State of Delaware. The Trust is registered with the SEC as an open-end management investment company under the 1940 Act and the registration of the Acquired Fund shares under the 1933 Act will be in full force and effect as of the Effective Time.

      (b) The Acquired Fund has the power and all necessary federal, state and local qualifications and authorizations to own all of the Assets, to carry on its business, to enter into the Plan and to consummate the transactions contemplated herein.

      (c) The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

      (d) The Board of Trustees of the Trust has duly authorized the execution and delivery of the Plan and the transactions contemplated herein on behalf of the Acquired Fund. Duly authorized officers of the Trust have executed and delivered the Plan. The Plan represents a valid and binding contract of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of the Plan by the Trust does not, and, subject to the approval of Shareholders referred to in Section 3 hereof, the consummation of the transactions contemplated by the Plan will not, violate the federal securities laws or Delaware law or the Trust's Agreement and Declaration of Trust ("Declaration"), its By-Laws or any material agreement to which the Acquired Fund is subject. Except for the approval of the Shareholders and the Board of Trustees of the Trust, the Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein on behalf of the Acquired Fund.

      (e) The Acquired Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, and has been eligible for taxation under Section 852(b) of the Code, in respect of each taxable year since the commencement of its operations and intends to continue to qualify as a regulated investment company for its taxable year that includes the Closing Date.

      (f) The information pertaining to the Acquired Fund included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to Shareholders, at the time of the Shareholder meeting of the Acquired Fund for approval of the Acquisition, and at the Effective Time, insofar as it relates to the Acquired Fund, shall (i) comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances under which they were made, not misleading.

      (g) The Trust has duly authorized and validly issued all of the issued and outstanding shares of the Acquired Fund, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor are there any securities convertible into shares of the Acquired Fund.

      (h) The Acquired Fund shall operate its business in the ordinary course between the date hereof and the Effective Time. Such ordinary course of business will include the declaration and payment of customary dividends and distributions.

      (i) At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets.

      (j) The Financial Statements of the Acquired Fund, a copy of which has been previously delivered to the Acquiring Fund, fairly present the financial position of the Acquired Fund as of the Acquired Fund's most recent fiscal year-end and the results of the Acquired Fund's operations and changes in the Acquired Fund's net assets for the periods indicated.

      (k)   Reserved.

      (l) To the knowledge of the Acquired Fund, the Acquired Fund has no liabilities, whether or not determined or determinable, other than the liabilities disclosed or provided for in its Financial Statements or liabilities incurred in the ordinary course of business subsequent to the date of the most recent Financial Statement referencing liabilities and reflected in its net asset value per share.

      (m) To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no claims, actions, suits, investigations or proceedings of any type are pending or threatened against the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. Subject to the foregoing, there are no facts that the Acquired Fund has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Acquired Fund. The Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, the Assets or its ability to consummate the transactions contemplated by the Plan.

      (n) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, and the Plan, the Acquired Fund is not a party to or subject to any material contract or other commitments that, if terminated, may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payment for periods subsequent to the Closing Date will be due from the Acquired Fund.

      (o) The Acquired Fund has filed or will file its federal income tax returns, copies of which have been previously made available or will be made available to the Acquiring Fund, for all taxable years ending on or before the Closing Date, and has paid or will pay all taxes shown as due on such returns. All of the Acquired Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquired Fund's knowledge, no such return is currently under audit and no unpaid assessment has been asserted with respect to such returns. To the best of the Acquired Fund's knowledge, it will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (p) Since the date of the Financial Statements of the Acquired Fund, there has been no material adverse change in its financial condition, results of operations, business, or Assets. For this purpose, negative investment performance shall not be considered a material adverse change.

      (q) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund.

      (r)   The Acquisition Shares to be issued to the Acquired Fund pursuant to
            Section 4(e)(i) hereof will not be acquired for the purpose of making any distribution thereof other than to the Shareholders as provided in Section 4(e)(i) hereof.

      (s) The Acquired Fund or its agents (i) have obtained a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be) or Form W-9, Request for Taxpayer Identification Number and Certification, for each Shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such Shareholder, and/or (ii) has otherwise timely instituted any required backup withholding procedures with respect to such Shareholder as provided by Section 3406 of the Code and the regulations thereunder.

7.    Certain Representations and Warranties of the Acquiring Fund
      ------------------------------------------------------------

      The Acquiring Fund represents and warrants to the Acquired Fund as follows:

      (a) The Acquiring Fund is a duly established series of the Company, which is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland. The Company is registered with the SEC as an open-end management investment company under the 1940 Act and the registration of the Acquiring Fund shares under the 1933 Act will be in full force and effect as of the Effective Time.

      (b) The Acquiring Fund shall operate its business in the ordinary course between its commencement of operations and the Effective Time. Such ordinary course of business will include the declaration and payment of customary dividends and distributions.

      (c) The Acquiring Fund has the power and all necessary federal, state and local qualifications and authorizations to own all of its assets, to carry on its business, to enter into the Plan and to consummate the transactions contemplated herein.

      (d) The Board of Directors of the Company has duly authorized execution and delivery of the Plan and the transactions contemplated herein on behalf of the Acquiring Fund. Duly authorized officers of the Company have executed and delivered the Plan. The Plan represents a valid and binding contract of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of the Plan by the Company does not, and the consummation of the transactions contemplated by the Plan will not, violate the federal securities laws or Maryland law or the Charter of the Company, its Bylaws or any material agreement to which the Acquiring Fund is subject. Except for the approval of the Board of Directors of the Company, the Company does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein on behalf of the Acquiring Fund.

      (e) The Acquiring Fund is a recently formed separate series of the Company that, immediately after the Acquisition, will be treated as a separate corporation from each other series of the Company under
            Section 851(g) of the Code. Prior to the Closing Date, the Acquiring Fund will have no assets (except cash in payment for the Initial Share), liabilities or operations of any kind. The Acquiring Fund intends to qualify as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code and to be eligible for taxation under Section 852(b) of the Code for the taxable year that will include the Closing Date and each subsequent taxable year.

      (f) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to Shareholders, at the time of the Shareholder meeting of the Acquired Fund for approval of the Acquisition, and at the Effective Time, insofar as it relates to the Acquiring Fund, shall (i) comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the rules and regulations thereunder and applicable state securities laws and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances under which they were made, not misleading.

      (g) The Company has duly authorized and validly issued all issued and outstanding shares of the Acquiring Fund, and all such shares are fully paid and non-assessable and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. The Acquiring Fund has duly authorized the Acquisition Shares of the Acquiring Fund referred to in Section 4(e) hereof to be issued and delivered to the Acquired Fund as of the Effective Time. When issued and delivered, such Acquisition Shares of the Acquiring Fund shall be validly issued, fully paid and non-assessable, and no Shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of any such share. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquisition Shares, nor are there any securities convertible into Acquisition Shares.

      (h) To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no claims, actions, suits, investigations or proceedings of any type are pending or threatened against the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. Subject to the foregoing, there are no facts that the Acquiring Fund currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Acquiring Fund. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, its assets or its ability to consummate the transactions contemplated by the Plan.

      (i) Except for agreements entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever.

      (j)   Reserved.

      (k) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

8.    Conditions to the Obligations of the Acquiring Fund and the Acquired Fund
      -------------------------------------------------------------------------

      The obligations of the Acquiring Fund and the Acquired Fund with respect to the Acquisition shall be subject to the following conditions precedent:

      (a) The Shareholders shall have approved the Acquisition in the manner required by the Declaration, its By-Laws and applicable law. If Shareholders fail to approve the Acquisition as required, that failure shall release the Funds of their obligations under the Plan.

      (b) Each of the Company and the Trust shall have delivered to the other party a certificate dated as of the Closing Date and executed in its name by its President and its Treasurer, in a form reasonably satisfactory to the receiving party, stating that the representations and warranties of the Acquiring Fund or the Acquired Fund, as applicable, in the Plan that apply to the Acquisition are true and correct in all material respects at and as of the Valuation Time.

      (c) The Acquiring Fund and the Acquired Fund shall have performed and complied in all material respects with each of its representations and warranties required by the Plan to be performed or complied with by it prior to or at the Valuation Time and the Effective Time.

      (d) There shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund since the date of the most recent Financial Statements. Negative investment performance shall not be considered a material adverse change.

      (e) The Acquiring Fund and the Acquired Fund shall have received an opinion of Bingham McCutchen LLP, reasonably satisfactory to each of them, substantially to the effect that for federal income tax purposes:

            (i) the Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code and each of the Acquiring Fund and the Acquired Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

            (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of all of the Acquired Fund's Assets to the Acquiring Fund solely in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of the Liabilities, or upon the distribution of the Acquisition Shares to Shareholders, except for (A) gain or loss that may be recognized on the transfer of "section 1256 contracts" as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a "passive foreign investment company" as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

            (iii) the tax basis in the hands of the Acquiring Fund of each Asset of the Acquired Fund will be the same as the tax basis of such Asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer;

            (iv) the holding period of each Asset of the Acquired Fund in the hands of the Acquiring Fund, other than Assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which such Asset was held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an Asset);

            (v) no gain or loss will be recognized by the Acquiring Fund upon its receipt of the Assets of the Acquired Fund solely in exchange for Acquisition Shares and the assumption of the Liabilities;

            (vi) no gain or loss will be recognized by the Shareholders upon the exchange of their Acquired Fund shares for Acquisition Shares as part of the Acquisition;

            (vii) the aggregate tax basis of the Acquisition Shares that each
                  Shareholder receives in the Acquisition will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor; and

            (viii)each Shareholder's holding period for the Acquisition Shares received in the Acquisition will include the period for which such Shareholder held the Acquired Fund shares exchanged therefor, provided that the Shareholder held such Acquired Fund shares as capital assets on the date of the exchange.

            The opinion will be based on certain factual certifications made by officers of the Funds and will also be based on customary assumptions and subject to certain qualifications. The parties acknowledge that the opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

            Each Fund shall agree to make and provide additional factual representations to Bingham McCutchen LLP with respect to the Funds that are reasonably necessary to enable Bingham McCutchen LLP to deliver the tax opinion. Notwithstanding anything in the Plan to the contrary, neither Fund may waive in any material respect the conditions set forth under this subparagraph (e).

      (f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquisition Shares, and the SEC shall not have instituted and, to the knowledge of the Acquiring Fund, is not contemplating instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

      (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Acquisition.

      (h)   The SEC shall not have issued any unfavorable advisory report under
            Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

      (i) Neither party shall have terminated the Plan with respect to the Acquisition pursuant to Section 13 of the Plan.

      (j) Before the Closing Date, the Company's Board of Directors shall have authorized the issuance of, and the Company shall have issued, one share of the Acquiring Fund (the "Initial Share") to the Adviser or an affiliate thereof, in consideration of the payment of $10.00 (or such other amount that the Company's Board of Directors determines), to vote on the investment advisory agreement and to take whatever action it may be required to take as the Acquiring Fund's sole shareholder.

9.    Conditions to the Obligations of the Acquired Fund
      --------------------------------------------------

The obligations of the Acquired Fund with respect to the Acquisition shall be subject to the condition precedent that the Acquired Fund shall have received an opinion of Seward & Kissel LLP, counsel to the Acquiring Fund, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, substantially to the effect that:

      (a) The Acquiring Fund is a series of a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland and is a series of an open-end, management investment company registered under the 1940 Act;

      (b) The Plan has been duly authorized, executed and delivered by the Acquiring Fund and, assuming the N-14 Registration Statement referred to in Section 2 of the Plan does not contain any material misstatements or omissions, and assuming due authorization, execution and delivery of the Plan by the Acquired Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions that have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

      (c) The Acquisition Shares to be delivered as provided for by the Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by the Acquiring Fund;

      (d) The execution and delivery of the Plan did not, and the consummation of the Acquisition will not, violate the Charter of the Company, its Bylaws or any agreement of the Acquiring Fund known to such counsel, after reasonable inquiry, and no approval of the Plan by the shareholders of the Acquiring Fund is required under Company's Charter, Bylaws or applicable law; and

      (e) To the knowledge of such counsel, no consent, approval, authorization or order of any federal or state court or administrative or regulatory agency, other than the acceptance of record of the Certificate of Transfer by the Secretary of State of Delaware, is required for the Acquiring Fund to enter into the Plan or carry out its terms, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion Seward & Kissel LLP may (i) rely on the opinion of Venable LLP as to matters of Maryland law to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to the Plan and (v) rely on certificates of officers or directors of the Company as to factual matters.

10.   Conditions to the Obligations of the Acquiring Fund
      ---------------------------------------------------

      The obligations of the Acquiring Fund with respect to the Acquisition shall be subject to the condition precedent that the Acquiring Fund shall have received an opinion of Bingham McCutchen LLP, counsel to the Acquired Fund, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, substantially to the effect that:

      (i) The Trust is a statutory trust organized and existing under the laws of the State of Delaware and has power as a statutory trust to own all of its properties and assets and to carry on its business as an open-end investment company as described in the N-14 Registration Statement, and the Acquired Fund is a series thereof duly constituted in accordance with the Declaration and By-Laws of the Trust.

      (ii) The Plan has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming the due authorization, execution and delivery of the Plan by the Company, on behalf of the Acquiring Fund, is a valid and binding obligation of the Trust and the Acquired Fund enforceable against the Trust and the Acquired Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material.

      (iii) The execution and delivery of the Plan by the Trust on behalf of the Acquired Fund did not, and the performance by the Trust and the Acquired Fund of their obligations thereunder will not: (a) violate the Declaration or By-Laws of the Trust; or (b) violate any provision of any agreement disclosed in or filed with the Acquired Fund's prospectus or the Acquired Fund's registration statement on Form N-1A to which the Trust or the Acquired Fund is a party or by which it is bound.

      (iv) To such counsel's knowledge, no consent, approval, authorization or order of any Delaware (with respect to the Delaware Statutory Trust
            Act) or federal court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by the Agreements, except such as have been obtained.

      (v) The Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, such registration under the 1940 Act has not been revoked or suspended.

In rendering such opinion, Bingham McCutchen LLP may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable federal and state law, (iii) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to the Plan and (iv) rely on certificates of officers or trustees of the Trust as to factual matters.

11.   Closing
      -------

      (a) The Closing shall be held on the Closing Date at the offices of the Company, 1345 Avenue of the Americas, New York, New York 10105, or at such other time or place as the parties may agree.

      (b) In the event that at the Valuation Time (i) the Exchange shall be closed to trading or trading thereon shall be restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Time, the Plan may be terminated by either the Trust or the Company upon the giving of written notice to the other party.

      (c) The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that Acquisition Shares issuable pursuant to the Acquisition have been credited to the Acquired Fund's account on the books of the Acquiring Fund. After the Closing Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders.

      (d) At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by the Plan.

12.   Survival of Representations and Warranties; Confidentiality
      -----------------------------------------------------------

      (a) Except for Sections 6, 7, 14, 18, 19, 21, 22, 23 and 24 of the Plan, no representations, warranties or covenants in or pursuant to the Plan (including certificates of officers) shall survive the completion of the transactions contemplated herein.

      (b) Each party agrees to treat confidentially and as proprietary information of the other party all records and other information, including any information relating to portfolio holdings, of its Fund and not to use such records and information for any purpose other than the performance of its duties under the Plan; provided, however, that after prior notification of and written approval by party (which approval shall not be withheld if the other party would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), the other party may disclose such records and/or information as so approved.

13.   Termination of Plan
      -------------------

      A majority of either the Company's Board of Directors or the Trust's Board of Trustees may terminate the Plan with respect its respective Fund at any time before the applicable Effective Time if: (a) the Fund's conditions precedent set forth in Sections 8, 9 or 10 as appropriate, would not be or are not satisfied; or (b) the Board of Directors or the Board of Trustees of either the Company or the Trust determines that the consummation of the Acquisition is not in the best interests of the Acquiring Fund or the Acquired Fund, as the case may be, or its shareholders, and gives notice of such termination to the other party.

14.   Governing Law
      -------------

      The Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of New York, except to the extent preempted by federal law, without regard to conflicts of law principles.

15.   Brokerage Fees
      --------------

      Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in the Plan.

16.   Amendments
      ----------

      The parties may, by agreement in writing authorized by their respective Board of Directors or Board of Trustees, amend the Plan at any time before or after the Shareholders of the Acquired Fund approve the Acquisition. However, after Shareholders of the Acquired Fund approve the Acquisition, the parties may not amend the Plan in a manner that materially alters the obligations of the other party. This Section shall not preclude the parties from changing the Closing Date or the Effective Time by mutual agreement.

17.   Waivers
      -------

      At any time prior to the Closing Date, either party may by written instrument signed by it (a) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (b) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

18.   Indemnification of Trustees
      ---------------------------

      The Company agrees that all rights to indemnification and all limitations of liability existing in favor of the Trust's current and former Trustees and officers, acting in their capacities as such, under the Trust's Declaration and By-Laws as in effect as of the date of the Plan shall survive the Acquisition as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Fund, its successors or assigns.

19.   Cooperation and Further Assurances
      ----------------------------------

      Each party will cooperate with the other in fulfilling its obligations under the Plan and will provide such information and documentation as is reasonably requested by the other in carrying out the Plan's terms. Each party will provide such further assurances concerning the performance of its obligations hereunder and execute all documents for or in connection with the consummation of the Acquisition as, with respect to such assurances or documents, the other shall deem necessary or appropriate.

20.   Updating of N-14 Registration Statement
      ---------------------------------------

      If at any time prior to the Effective Time, a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in the N-14 Registration Statement, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to Shareholders appropriate disclosure with respect to the item.

21.   Limitation on Liabilities
      -------------------------

      The obligations of the Trust, the Company, the Acquired Fund and the Acquiring Fund shall not bind any of the directors or trustees, shareholders, nominees, officers, employees or agents of the Trust or the Company personally, but shall bind only the Trust, the Company, the Acquired Fund or the Acquiring Fund, as appropriate. The execution and delivery of the Plan by an officer of either party shall not be deemed to have been made by the officer individually or to impose any liability on the officer personally, but shall bind only the Trust or the Company, as appropriate. No series of the Trust or the Company shall be liable for the obligations of any other series of the Trust or Company, respectively.

22.   Termination of the Acquired Fund
      --------------------------------

      If the parties complete the Acquisition, the Trust shall terminate the Acquired Fund and cease its operations.

23.   Notices
      -------

      Any notice, report, statement, certificate or demand required or permitted by any provision of the Plan shall be in writing and shall be given in person or by telecopy, certified mail or overnight express courier to:

      For the Trust or the Acquired Fund:

                         Investment Managers Series Trust - W.P. Stewart & Co. Growth Fund
                         803 West Michigan Street
                         Milwaukee, Wisconsin 53233
                         Attention: Secretary

      For the Company or the Acquiring Fund:

                         AllianceBernstein Cap Fund, Inc. - Concentrated Growth Fund
                         1345 Avenue of the Americas
                         New York, New York 10105
                         Attention: Secretary

24.   Expenses
      --------

      All expenses relating to the Acquisition shall be paid by AllianceBernstein. Notwithstanding the foregoing, expenses relating to the Acquisition will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a Fund's failure to qualify for tax treatment as a "regulated investment company" within the meaning of Section 851 of the Code or would prevent the Acquisition from qualifying as a "reorganization" within the meaning of Section 368(a) of the Code.

25.   General
      -------

      The Plan supersedes all prior agreements between the parties with respect to the subject matter hereof and may be amended only in writing signed by both parties. The headings contained in the Plan are for reference only and shall not affect in any way the meaning or interpretation of the Plan. Whenever the context so requires, the use in the Plan of the singular will be deemed to include the plural and vice versa. Nothing in the Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of the Plan. Neither party may assign or transfer any right or obligation under the Plan without the written consent of the other party.


                         *** Signature Page Follows ***

      In Witness Whereof, the parties hereto have executed the Plan as of the day and year first above written.



Investment Managers Series Trust--W.P. Stewart & Co. Growth Fund



Attest:


_______________________________________  By: ___________________________________

Name: _________________________________      Name: _____________________________

Title: ________________________________      Title: ____________________________



AllianceBernstein Cap Fund, Inc.--Concentrated Growth Fund


Attest:


_______________________________________  By: ___________________________________

Name: _________________________________      Name: _____________________________

Title: ________________________________      Title: ____________________________



Solely for purposes of Section 24,

AllianceBernstein L.P.



Attest:


_______________________________________  By: ___________________________________

Name: _________________________________      Name: _____________________________

Title: ________________________________      Title: ____________________________

                                   Appendix B

                                FUND PERFORMANCE

      Set forth below is the performance information for the Acquired Fund. The Acquiring Fund is a newly created fund that does not have performance information for at least one calendar year. As a result, no performance information for the Acquiring Fund is included in this Proxy
Statement/Prospectus.

      The information shown below reflects the historical performance of W.P. Stewart & Co. Growth Fund, Inc., a Maryland corporation (the "Predecessor Fund") and of the Acquired Fund. Effective as of the close of business on November 30, 2009, the Predecessor Fund was reorganized into the Acquired Fund. The Predecessor Fund and the Acquired Fund have identical investment objectives and strategies and, until December 13, 2013, the same investment adviser. The performance information provided below indicates some of the risks of investing in the Acquired Fund by showing changes in the Predecessor Fund's and the Acquired Fund's performance from year to year and by comparing the performance of the Predecessor Fund and the Acquired Fund with the performance of a broad-based market index. The table below illustrates the Predecessor Fund's and the Acquired Fund's total return compared with a broad-based securities market index. Updated performance information is available on the Acquired Fund's website at www.wpstewart.com/WPSCOGF.aspx. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. The Acquired Fund and the Acquiring Fund may not perform at the same level in the future.

      Through September 30, 2013, the year-to-date unannualized return for the Acquired Fund's shares was 22.32%.

[The following table was depicted as a bar chart in the printed material.]

16.85   17.73   5.49   6.85   -0.03   -31.06   32.65   12.61   0.82   15.87
--------------------------------------------------------------------------------
  03      04     05     06      07       08      09      10      11     12

      During the 10-year period shown in the bar chart, the highest return for a quarter was 17.10% (quarter ended March 31, 2012) and the lowest return for a quarter was -20.33% (quarter ended December 31, 2008).

                                                    Average Annual Total Returns
                                               (for periods ended December 31, 2012)

---------------------------------------------------------------------------------------------------------------
                                                                                                Since Inception
                                                 One Year     Five Years          Ten Years        (2/28/94)
---------------------------------------------------------------------------------------------------------------
  Return Before Taxes                              15.87%         3.76%              6.43%            7.69%
---------------------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions*             15.87%         3.58%              5.78%            6.81%
---------------------------------------------------------------------------------------------------------------
  Return After  Taxes  on Distributions and        10.32%         3.18%              5.52%            6.57%
     Sale of Fund Shares*
---------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index (reflects no deduction          16.00%         1.66%              7.10%            8.16%
     for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------------

* After-tax returns are estimated and based on calculations using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Acquired Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                   Appendix C

                                FEE INFORMATION

Fee Table

      The purpose of the tables below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Funds. The tables allow you to compare any sales charges and expenses of the Acquired Fund and (pro forma) estimates for the Acquiring Fund in its first year following the Acquisition. Under the Plan, shares of beneficial interest in the Acquired Fund will be reorganized into Advisor Class shares of the Acquiring Fund. The tables also include Annual Fund Operating Expenses and Expense Examples on a pro forma combined basis.

      The Annual Fund Operating Expenses and Example tables shown below are based on actual expenses incurred for the fiscal period ended June 30, 2013, for the Acquired Fund and estimated expenses for the fiscal year ending June 30, 2014, for the Acquiring Fund. Pro forma numbers are estimated in good faith and are hypothetical. As indicated in the fee and expense information set forth below, the total fund operating expenses after fee waiver and/or expense reimbursement for Advisor Class shares of the Acquiring Fund will be the same as for shares of the Acquired Fund.

Shareholder Fees (fees paid directly from your investment)

                                                 Acquired Fund        Acquiring Fund -
                                                                   Advisor Class Shares
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                                     None
Purchases (as a percentage of offering price)        None
------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                       None
(as a percentage of offering price or
redemption proceeds, whichever is lower)              None
------------------------------------------------------------------------------------------


Redemption fee if redeemed within 60 days as of
purchase (as a percentage of amount redeemed)        1.00%                 None
------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

                                                                          Acquiring Fund - Advisor Class

                                                         Acquired Fund             (pro forma)
---------------------------------------------------------------------------------------------------------
Management Fees                                              1.00%                    1.00%
Distribution and/or Service (12b-1) Fees
                                                             None                      None
Other Expenses:
     Transfer Agent                                          0.18%                    0.28%
     Other Expenses                                          0.77%                    1.33%
                                                             -----                    -----

Total Other Expenses                                         0.95%                  1.61%(a)
                                                             -----                  --------

Total Annual Fund Operating Expenses                         1.95%                    2.61%
                                                             =====                    =====

Fee Waiver and/or Expense Reimbursement                    (0.70)%                  (1.38)%
                                                           -------                  -------

Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                            1.23%(b)                  1.23%(c)
                                                          ========                  ========

---------------------------------------------------------------------------------------------------------

(a) Total other expenses are based on estimated amounts for the current fiscal year.

(b) The WPS Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Acquired Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or acquisition or extraordinary expenses, such as litigation expenses) do not exceed 1.23% of average daily net assets of the Acquired Fund. The agreement was effective until April 30, 2014, and was terminated by the acquisition of the WPS Adviser.

(c) The Adviser has also contractually agreed to waive its management fees and/or to bear expenses of the Acquiring Fund through the period ending one year from the date of the Acquiring Fund's Prospectus to the extent necessary to prevent total operating expenses of the Acquiring Fund (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Acquiring Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.23% of average daily net assets, respectively, for Advisor Class shares. The expense limitation agreement may be terminated after one year upon 60 days' prior written notice by the Adviser.

Examples

      The following examples are intended to help you compare the costs of investing in each of the Acquired Fund and the Acquiring Fund. The examples assume that you invest $10,000 in each of the Acquired Fund and the Acquiring Fund after the Acquisition for the time periods indicated. The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund's operating expenses remain the same. The examples reflect the contractual fee waivers through the end of their respective terms. Your actual costs may be higher or lower.

                                              1 Year  3 Years  5 Years  10 Years
                                              ------  -------  -------  --------
Acquired Fund                                 $135    $552     $994     $2,224

Acquiring Fund - Advisor Class (pro forma)    $125    $680     $1,262   $2,841

Portfolio Turnover

      Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Acquired Fund's portfolio turnover rate was 34% of the average value of its portfolio.

                                   Appendix D

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      The Acquired Fund and the Acquiring Fund have identical or substantially identical investment objectives and strategies. The following chart compares the investment objective, status and investment policies of each Fund. The second chart contained in this Appendix compares the fundamental and non-fundamental investment policies of each Fund.

                  W.P. Stewart & Co. Growth Fund                    AllianceBernstein Concentrated Growth Fund
                  ------------------------------                    ------------------------------------------

                  ---------------------------------------------------------------------------------------------------
Investment        The  Fund's investment objective  is  to  earn    Same, except that the investment objective is a
Objective         capital gains. This is a fundamental policy.(1)   non-fundamental policy.(2)


--------
(1)   Fundamental investment policies are policies that may not be changed without a shareholder vote.

(2) "Same" means the same as W.P. Stewart & Co. Growth Fund, except as certain policies are non-materially revised to match the Adviser's standardized policies. Non-fundamental policies are policies that may be changed without a shareholder vote.


Status            The Fund is non-diversified.                      Same.

                                                        Investment Policies
                  ---------------------------------------------------------------------------------------------------
Investment        The Fund invests primarily in common stocks of    Substantially  the   same,  except  for  certain
Policies          U.S. companies listed on the New York Stock       non-material differences.
                  Exchange (the "Exchange") based on a variety
                  of factors. Such factors include: a company's
                  record and projections of profit and earnings
                  growth, accuracy and availability of
                  information with respect to the company,
                  success and experience of management,
                  accessibility of management to the Fund's
                  Adviser, product lines and competitive
                  position both in the United States and abroad,
                  lack of cyclicality, large market
                  capitalization and liquidity of the company's
                  securities. The Fund primarily invests in
                  large-cap companies.

                  The Adviser employs an appraisal method which attempts to measure each prospective company's quality and growth rate by numerous criteria.
                  Such criteria include the company's record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company's securities. The Adviser compares these results to the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments.

                  The Fund invests in  a relatively small number
                  of individual stocks. The  Fund  is considered
                  to  be "non-diversified" which means that  the
                  securities laws do not limit the percentage of
                  its assets that  it  may  invest  in  any  one
                  company (subject to  certain limitations under
                  the  Internal  Revenue  Code   of   1986,   as
                  amended).

Common Stock      The  Fund  may invest  in  common stock, which    Same.
                  represents an equity (ownership) interest in a
                  company,  and  usually possesses voting rights
                  and earns dividends.

Preferred Stock   The Fund  may invest in preferred stock, which    Same.
                  is  a  class of stock having a preference over
                  common stock  as  to  the payment of dividends
                  and the recovery of investment in  the event a
                  company   is  liquidated,  although  preferred
                  stock  is  usually  subordinate  to  the  debt
                  securities of the issuer.

Mid-Cap Stocks    Although   the   Fund  primarily  invests   in    Same.
                  large-cap stocks (i.e., in companies that have
                  market capitalizations of $5 billion or more),
                  it   may   also  invest   in   the  stocks  of
                  mid-capitalization   companies,   which    are
                  companies that  have market capitalizations of
                  $2 billion to $5 billion ("mid-cap").

Convertible       The Fund may invest in convertible securities,    Same.
Securities        which  include preferred stocks,  warrants  or
                  other securities  that  may  be  converted  or
                  exchanged for  a prescribed amount  of  common
                  stock  or  other security of  the  same  or  a
                  different  issuer  or   into  cash  within   a
                  particular period of time at a specified price
                  or formula.

Foreign           The  Fund  may  invest  in  stocks  issued  by    Same.
Investments and   non-U.S.  companies.  Such   investments  will
Foreign Currency  normally  be  made  through  the  purchase  of
                  American Depositary Receipts ("ADRs").

                  The  Fund does  not intend to  enter into  any
                  type   of  transaction   to   hedge   currency
                  fluctuations.

                  The    Fund    may   purchase   foreign   bank
                  obligations.

Depositary        The  Fund  may invest  in depositary receipts,    Same.
Receipts          including  ADRs,  European Depositary Receipts
                  ("EDRs")   and   Global   Depositary  Receipts
                  ("GDRs").

Debt Securities   The Fund may invest in debt securities used by    Same.
                  issuers to borrow money.

Temporary         The Fund may take temporary defensive measures    Same.
Investments       that  are inconsistent with  the Fund's normal
                  fundamental   or   non-fundamental  investment
                  policies and strategies in response to adverse
                  market,   economic,   political,   or    other
                  conditions as determined by the Adviser.

Repurchase        The  Fund  may acquire securities pursuant  to    Same.
Agreements        repurchase  agreements. Repurchase  agreements
                  will be fully collateralized at  all times. It
                  is the policy of the Fund to obtain possession
                  of collateral with a market value equal to  or
                  in excess of the principal amount of  the cash
                  transferred under the agreement.


Other             The   Fund   may  invest  in  shares  of  other   Same.
Investment        investment   companies  (each,  an  "Underlying
Companies         Fund"),  including  open-end  funds, closed-end
                  funds,  unit  investment  trusts  ("UITs")  and
                  exchange-traded  funds  ("ETFs"), to the extent
                  permitted  by  applicable  law  (including  the
                  Investment  Company  Act  of  1940  (the  "1940
                  Act")) and subject to certain restrictions.


Borrowing         The  Fund  is authorized to  borrow  money  in    Same.
                  amounts up  to  33  1/3%  of  the Fund's total
                  assets (including the amount borrowed) for any
                  purpose. The Fund also is authorized to borrow
                  an additional 5%  of  its  total  assets  (not
                  including the  amount borrowed) for  temporary
                  purposes  (such   as  clearance  of  portfolio
                  transactions, the  payment  of  dividends  and
                  share redemptions). Neither the  Fund nor  the
                  Adviser,  on  behalf  of  the  Fund, presently
                  intends to borrow more than 5%  of  the Fund's
                  net   assets,  except   that   for   temporary
                  purposes, borrowings may be  up  to 10% of the
                  Fund's net assets.

Illiquid          The Fund may hold up to 5% of the value of its    Same, except that this policy is non-fundamental.
Securities        total assets in illiquid securities, including
                  certain securities  which  cannot  be  readily
                  resold  to  the  public because  of  legal  or
                  contractual    restrictions,    non-negotiable
                  deposits  with  banks,  repurchase  agreements
                  which have  a  maturity of  longer than  seven
                  days  and  securities  that  are  not  readily
                  marketable. This is a fundamental policy.

Lending           The Fund  may lend its portfolio securities to    Same, except that  the Fund has  no restrictions
Portfolio         brokers,  dealers  and  financial institutions    on securities lending and intends  to  lend  its
Securities        when  secured  by collateral maintained  on  a    securities subject  to applicable 1940  Act  and
                  daily  marked-to-market  basis  in  an  amount    regulatory restrictions.
                  equal to  at least 100%  of  the market value,
                  determined daily,  of  the  loaned securities.
                  The  Fund  intends  to  limit  its  securities
                  lending activities so that no more than 5%  of
                  the value of  the Fund's total assets will  be
                  represented  by  securities loaned.  The  Fund
                  does not currently intend to lend securities.

                                                  Fundamental Investment Policies
                  ---------------------------------------------------------------------------------------------------

                  The  Fund  will   not  make  short  sales   of    Same,  except  that  this  is  a non-fundamental
                  securities, invest in warrants or  put or call    investment policy.
                  options (or combinations thereof)  or purchase
                  any   securities   on   margin,   except   for
                  short-term credits necessary for clearance  of
                  portfolio transactions.

                  The Fund will not issue senior securities.        Same.

                  The Fund may borrow money in amounts up  to 33    Same.
                  1/3% of its total assets (including the amount
                  borrowed) and  the Fund  may borrow up  to  an
                  additional  5%   of   its  total  assets  (not
                  including the  amount borrowed) for  temporary
                  purposes.

                  The Fund will not underwrite securities issued    Same.
                  by others except to the extent the Fund may be
                  deemed  to  be  an underwriter, under  federal
                  securities laws,  in connection with  the sale
                  of its portfolio securities.

                  The Fund will not invest more than 5%  of  the    This policy has been eliminated because it was a
                  value  of  its  total assets  in securities of    policy connected to  state law requirements that
                  companies which, including their predecessors,    were  in  effect prior  to  1996  that  are  not
                  have  a  record  of  less  than  three  years'    applicable to the Fund.
                  continuous operation.

                  The Fund will not invest more than 25% of the     Same.
                  value of its total assets in any one industry
                  or group of related industries.

                  The Fund will not invest in  real estate, real    Same.
                  estate  limited partnerships  or  real  estate
                  mortgage loans, although the  Fund  may invest
                  in marketable securities that  are secured  by
                  real  estate   and  marketable  securities  of
                  companies that invest or  deal  in real estate
                  or real estate mortgage loans.

                  The  Fund will  not engage in  the purchase or    Same.
                  sale   of  commodities  or  commodity  futures
                  contracts or  invest  in  oil,  gas  or  other
                  mineral exploration  or  development programs,
                  although the  Fund  may  invest  in securities
                  issued  by  companies  that  engage  in   such
                  activities.

                  The Fund will not make loans, except that this    Same.
                  restriction shall  not prohibit the  Fund from
                  (i)   purchasing  publicly  distributed   debt
                  securities  in  accordance  with   the  Fund's
                  investment  objectives   and   policies,  (ii)
                  lending   portfolio   securities   and   (iii)
                  entering into repurchase agreements.

                                   Appendix E

                  DESCRIPTION OF PRINCIPAL RISKS OF THE FUNDS


      Each Fund has the same investment risks although they may be described differently. These risks are market risk, focused portfolio risk, non-diversification risk and management risk. The Acquired Fund includes specific risks, including growth stock risk and large-cap risk, which are not described separately in the Acquiring Fund prospectus because they are included in the broader description of market risk. Each of these risks is more fully described below. Each Fund could become subject to additional risks because the types of investments made by each Fund can change over time.

Market Risk             The value of the Fund's assets will fluctuate as the
                        stock market fluctuates. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
                        It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Focused Portfolio
Risk Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

Non-diversification
Risk The Fund is a "non-diversified" investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund's performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.

Management Risk         The Fund is subject to management risk because it is an
                        actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

                                   Appendix F

  CERTAIN INFORMATION APPLICABLE TO ADVISOR CLASS SHARES OF THE ACQUIRING FUND

HOW TO BUY SHARES

      The purchase of the Fund's shares is priced at the next-determined net asset value ("NAV") after your order is received in proper form.

Other Purchase Information

      Your broker or financial advisor must receive your purchase request by the Fund Closing Time, which is the close of regular trading on any day the New York Stock Exchange (the "Exchange") is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV.

      If you are an existing Fund shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before the Fund Closing Time to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

Advisor Class Shares

      You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

            o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by AllianceBernstein Investments, Inc. ("ABI");

            o through a defined contribution employee benefit plan (e.g., a 401(k) plan) and that purchases shares directly without the involvement of a financial intermediary;

            o by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund; and

            o through certain special arrangements approved by the Adviser, such as purchases by shareholders of the Acquired Fund.

      The Fund's Statement of Additional Information ("SAI") has more detailed information about who may purchase and hold Advisor Class shares.

Procedures

Payment may be made by wire transfer or check. All checks should be made payable to the Fund. Payment must be made in U.S. Dollars. All purchase orders will be confirmed in writing.

Required Information

      The Fund is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). The Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If the Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.

      The Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her correct taxpayer identification number. To avoid this, you must provide your correct tax identification number on your Mutual Fund Application.

General

      IRA custodians, plan sponsors, plan fiduciaries, plan recordkeepers, and other financial intermediaries may establish their own eligibility requirements as to the purchase, sale or exchange of Fund shares, including minimum and maximum investment requirements. The Fund is not responsible for, and has no control over, the decisions of any plan sponsor, fiduciary or other financial intermediary to impose such differing requirements. ABI may refuse any order to purchase shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

SHARE CLASS EXPENSES

      Advisor Class Shares are not subject to any initial sales charge or Contingent Deferred Sales Charge ("CDSC"), although your financial advisor may charge a fee.

      A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange of Advisor Class shares made through your financial advisor. Financial intermediaries, a fee-based program, or, for group retirement plans, a plan sponsor or plan fiduciary, also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those described in the Fund's Prospectus and SAI, including requirements as to the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary, plan sponsor or fiduciary to impose such differing requirements.

OTHER PROGRAMS

Dividend Reinvestment Program

      Unless you specifically have elected to receive dividends or distributions in cash, they will automatically be reinvested in the same class of additional shares of the Fund. If you elect to receive distributions in cash, you will only receive a check if the amount of the distribution is equal to or exceeds $25.00. Distributions of less than $25.00 will automatically be reinvested in shares of the Fund. To receive distributions of less than $25.00 in cash, you must have bank instructions associated to your account so that distributions can be delivered to you electronically via Electronic Funds Transfer using the Automated Clearing House or "ACH". In addition, the Fund may reinvest your distribution check (and future checks) in additional shares of the Fund if your check (i) is returned as undeliverable or (ii) remains uncashed for nine months.

Dividend Direction Plan

      A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Fund, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein Mutual Fund(s).

Automatic Investment Program

      The Automatic Investment Program allows investors to purchase shares of the Fund through pre-authorized transfers of funds from the investor's bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. Please see the Fund's SAI for more details.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS

      Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

--------------------------------------------------------------------------------
                       WHAT IS A FINANCIAL INTERMEDIARY?

            A financial intermediary is a firm that receives compensation for selling shares of the Fund and/or provides services to the Fund's shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisors, banks and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Your financial advisor's firm receives compensation from the Fund, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

      -     up front sales commissions;

      -     Rule 12b-1 fees;

      -     additional distribution support;

      -     defrayal of costs for educational seminars and training; and

      - payments related to providing shareholder record-keeping and/or transfer agency services.

      Please read the Prospectus carefully for information on this compensation.

--------------------------------------------------------------------------------

Other Payments for Distribution Services and Educational Support

      In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and
(b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

      For 2013, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $21 million. In 2012, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19 million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

      A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list". ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

      The Fund and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. These expenses paid by the Fund are included in "Other Expenses" under "Fees and Expenses of the Fund--Annual Fund Operating Expenses" in the Summary Information at the beginning of the Fund's Prospectus.

--------------------------------------------------------------------------------

      If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

      Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

--------------------------------------------------------------------------------

      As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

     Advisor Group, Inc.
     Ameriprise Financial Services
     AXA Advisors
     Cadaret, Grant & Co.
     CCO Investment Services Corp.
     Chase Investment Services
     Citigroup Global Markets, Inc.
     Commonwealth Financial Network
     Donegal Securities
     Financial Network Investment Company
     LPL Financial
     Merrill Lynch
     Morgan Stanley
     Multi-Financial Securities Corporation
     Northwestern Mutual Investment Services
     PrimeVest Financial Services
     Raymond James
     RBC Wealth Management
     Robert W. Baird
     UBS Financial Services
     Wells Fargo Advisors

      Although the Fund may use brokers and dealers that sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE ADVISOR CLASS SHARES

      You may exchange your Advisor Class shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) provided that the other fund offers the same class of shares and, in the case of retirement plans, is an investment option under the plan. Exchanges of shares are made at the next-determined NAV, without sales or service charges, after your order is received in proper form. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. You may request an exchange either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. In order to receive a day's NAV, ABIS must receive and confirm your telephone exchange request by the Fund Closing Time on that day. The Fund may modify, restrict or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES

      You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the Exchange is open, either directly or through your financial intermediary or, in the case of retirement plan participants, by following the procedures specified by your plan sponsor or plan recordkeeper. Your sale price will be the next-determined NAV after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). If you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

Selling Shares Through Your Financial Intermediary or Retirement Plan

      Your financial intermediary or plan recordkeeper must receive your sales request by the Fund Closing Time and submit it to the Fund by a pre-arranged time for you to receive that day's NAV. Your financial intermediary, plan sponsor or plan recordkeeper is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

Selling Shares Directly to the Fund By Mail:

            o Send a signed letter of instruction or stock power, along with certificates, to:
                      AllianceBernstein Investor Services, Inc.
                      P.O. Box 786003
                      San Antonio, TX 78278-6003

            o     For certified or overnight deliveries, send to:
                      AllianceBernstein Investor Services, Inc.
                      8000 IH 10 W, 4th floor
                      San Antonio, TX 78230

            o For your protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. If you have any questions about these procedures, contact ABIS.

By Telephone:

            o You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

            o ABIS must receive and confirm a telephone redemption request by the Fund Closing Time for you to receive that day's NAV.

            o For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the Fund nor the Adviser, ABIS, ABI or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

            o If you have selected electronic funds transfer in your Mutual Fund Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

            o Redemption requests by electronic funds transfer or check may not exceed $100,000 per Fund account per day.

            o Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
-------------------------------------------------

      The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Fund will be able to detect excessive or short-term trading or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

      Risks Associated With Excessive Or Short-Term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause the Fund to sell shares at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, the Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

      Funds that may invest significantly in securities of foreign issuers may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time the Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of securities of foreign issuers established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

      A shareholder engaging in a short-term trading strategy may also target the Fund irrespective of its investments in securities of foreign issuers. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Fund may be adversely affected by price arbitrage.

      Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales of Fund shares to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.


            o Transaction Surveillance Procedures. The Fund, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 60-day period or purchases of shares followed by a sale within 60 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. With respect to managed or discretionary accounts for which the account owner gives his/her broker, investment adviser or other third-party authority to buy and sell Fund shares, the Fund may consider trades initiated by the account owner, such as trades initiated in connection with bona fide cash management purposes, separately in their analysis. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

            o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the Fund will take remedial action that may include issuing a warning, revoking certain account-related privileges (such as the ability to place purchase, sale and exchange orders over the internet or by phone) or prohibiting or "blocking" future purchase or exchange activity. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. A blocked account will generally remain blocked for 90 days. Subsequent detections of excessive or short-term trading may result in an indefinite account block or an account block until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

            o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans. The Fund applies its surveillance procedures to these omnibus account arrangements. As required by SEC rules, the Fund has entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Fund, upon the request of the Fund or its agents, with individual account level information about their transactions. If the Fund detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Fund to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

DIVIDENDS, DISTRIBUTIONS AND TAXES

      Income dividends and capital gains distributions, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the ACH network.

      If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

      While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of the Fund's return of capital distributions for the period will be made after the end of each calendar year.

      You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gains distributions are taxable as long-term capital gains. Distributions of dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at the same preferential tax rates applicable to long-term capital gains, if, in general, such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations".

      Other distributions by the Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. The Fund will notify you as to how much of the Fund's distributions, if any, qualify for these reduced tax rates.

      Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

      Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

      If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

      The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

      Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

Non-U.S. Shareholders

      If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Fund's SAI for information on how you will be taxed as a result of holding shares in the Fund.

                                   Appendix G

               COMPARISON OF BUSINESS STRUCTURE AND ORGANIZATION

      The following information provides only a summary of the key features of the organizational structure and governing documents of the Funds. The Acquiring Fund is a series of the Company, an open-end management investment company organized as a Maryland corporation. The Charter and Bylaw provisions that govern the Company apply to the Acquiring Fund. The Acquired Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust. The Declaration of Trust ("Declaration") and By-Law provisions that govern the Trust apply to the Acquired Fund. The differences in the Charter and Bylaw provisions of the Company and the Declaration and By-Law provisions of the Trust, and their respective corporate organizational structures are noted below.

General

      Each Fund has procedures available to its respective shareholders for calling shareholders' meetings and for the removal of Directors (or Trustees). Under Maryland law, unless the charter provides otherwise (which the Company's does not), a director may be removed, either with or without cause, at a meeting duly called and at which a quorum is present by the affirmative vote of the holders of a majority of the votes entitled to be cast for the election of Directors. Under the Bylaws of the Company, shareholder-requested special meetings of shareholders for any other purpose shall be called by the Company's Secretary only upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at the meeting.

      Under the Declaration of the Trust, a Trustee may be removed, either with or without cause, at a meeting duly called and at which a quorum is present by the affirmative vote of the holder of two-thirds of the votes entitled to be cast for the election of Trustees. Under the By-Laws of the Trust, a shareholder-requested special meeting of shareholders for any other purpose shall be called by the Trust's Trustees only upon the written request of shareholders holding at least ten percent (10%) of the shares then outstanding. If the Trustees fail to call or give notice of any such meeting for a period of thirty (30) days after written request by shareholders, then shareholders holding at least ten percent (10%) of the shares then outstanding may call and give notice of such meeting.

      For each of the Company and the Trust, the presence in person or by proxy of the holders of at least one-third of the shares entitled to be cast constitutes a quorum at any meeting of shareholders of the Company or Trust, respectively, or their series, as applicable. When a quorum is present at any meeting, the affirmative vote of a majority of the votes (or with respect to the election of Directors (or Trustees), a plurality of votes) cast shall decide any question brought before such meeting, except as otherwise required by law.

Shares of the Funds

      The Funds' shares have no preemptive rights. Each share has equal voting, dividend, distribution and liquidation rights. Shareholders are entitled to one vote per share. All voting rights for the election of Directors (or Trustees) are non-cumulative, which means that the holders of more than 50% of the shares of common stock of the Fund can elect 100% of the Directors (or Trustees) then nominated for election if they choose to do so and, in such event, the holders of the remaining shares of will not be able to elect any Directors (or Trustees). The Acquiring Fund is organized as a series of a Maryland corporation and thus its shareholders have the rights due to them under Maryland law. The Acquired Fund is organized as a series of a Delaware statutory trust and thus its shareholders have the rights due to them under Delaware law. The Company and the Trust are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the 1940 Act. Under the 1940 Act, the Company and the Trust are required to hold a shareholder meeting if, among other reasons, the number of Directors (or Trustees) elected by shareholders is less than a majority of the total number of Directors (or Trustees), or if a Fund seeks to change its fundamental investment policies.

Dividends and Distributions

      The Funds have substantially similar dividends and distributions policies. While each of the Funds intends to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of the Acquiring Fund's return of capital distributions for the period will be made after the end of each calendar year. The Acquired Fund makes distributions of net investment income and net capital gains, if any, at least annually, typically in December.

      The income dividends and capital gains distributions for each of the Funds, if any, declared will, at the election of each shareholder, be paid in cash or in additional shares. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. A shareholder of the Acquiring Fund may make an election to receive dividends and distributions in cash or in shares at the time of purchase of shares. The shareholder's election can be changed at any time prior to a record date for a dividend. Dividends and distributions of the Acquired Fund will be reinvested in the Fund unless a shareholder elects to (i) receive net investment income dividends in cash, while reinvesting capital gain distributions in additional Fund shares, or (ii) receive all dividends and distributions in cash. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions.

Indemnification and Liability of Directors (or Trustees) and Officers

      The Charter of the Company generally provides for the indemnification of officers and Directors, as applicable, to the full extent permitted by Maryland law. This indemnification does not protect any such person against any liability to the Company or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

      Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its Directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Company's charter contains such a provision that eliminates Directors' and officers' liability to the maximum extent permitted by Maryland law. This exculpation does not protect any such person against any liability to the Company or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

      The Declaration of the Trust provides for the indemnification of officers and Trustees, as applicable, against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Trustee or officer in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer. This indemnification does not protect any such person against any liability to the Trust or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

                                   Appendix H

                                 CAPITALIZATION

      The following table shows on an unaudited basis the capitalization of each of the Funds as of June 30, 2013, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Fund by the Acquiring Fund at net asset value as of June 30, 2013:


                        Acquired Fund        Acquiring Fund          Pro Forma Adjustments   Combined Fund
                                             (Advisor Class)                                 (Advisor Class)
                                                                                             (pro forma)(1)
                        --------------       ---------------         ----------------------  ---------------

Total Net Assets          $20,530,405                      $0                $(0)               $20,530,405

Shares Outstanding            945,394                       0                 (0)                  $945,394(2)

NAV Per Share                  $21.72                      $0                   -                    $21.72

--------
(1)  Assumes  the Acquisition was consummated on February 28,  2014  and  is  for information purposes only. No assurance can  be given as  to  how many shares of  the Acquiring Fund will be received by shareholders of the Acquired Fund on the date the Acquisition takes place, and the foregoing should not  be relied upon to reflect the number of shares of the Acquiring Fund that will actually be received on or after such date.

(2)  In connection with  the Acquisition, shares of  the Acquiring Fund will  be issued to  the shareholders of the Acquired Fund. The number of shares assumed to  be issued is  equal  to  the  net asset value  of  the
     Acquired Fund divided by the net asset value per share of the Acquiring Fund as of February 28, 2014.


                                   Appendix I

                          SHARE OWNERSHIP INFORMATION

Shares Outstanding

      As of October 31, 2013, the Acquired Fund had 1,008,723.979 shares of common stock outstanding.

Ownership of Shares

      As of October 31, 2013, the Trustees and officers of the Acquired Fund as a group beneficially owned less than 1% of the outstanding shares of common stock of the Acquired Fund. To the knowledge of the Trust, the following table shows the persons owning as of October 31, 2013, either of record or beneficially, 5% or more of the outstanding shares of the Acquired Fund. As of October 31, 2013, no shareholders may be deemed to "control" the Acquired Fund. "Control" for this purpose is the ownership of more than 25% of the Acquired Fund's voting securities.

Name and Address                                Number of Outstanding              Percentage of Outstanding
 of Shareholder                                     Shares Owned                          Shares Owned
 --------------                                     ------------                          ------------
Arthur B. Schuller PSP & Trust                        55350.910                               5.49%
Carmel Valley, CA 93924

Charles Schwab & Co. Inc.                            241279.004                              23.93%
San Francisco, CA 94104

[LOGO]

                                                ALLIANCEBERNSTEIN CAP FUND, INC.
                                      ALLIANCEBERNSTEIN CONCENTRATED GROWTH FUND
          (Class A-[____]; Class C-[____]; Advisor Class-[____]; Class R-[____];
                 Class K-[____]; Class I-[____]; Class Z-[____]; Class 1-[____];
                                                                 Class 2-[____])

--------------------------------------------------------------------------------

                          1345 Avenue of the Americas
                            New York, New York 10105
                            Toll Free (800) 221-5672

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                              FEBRUARY [__], 2014

      This Statement of Additional Information ("SAI") relates to the proposed acquisition (the "Acquisition") of all of the assets and liabilities of the W.P. Stewart & Co. Growth Fund (the "Acquired Fund"), a series of Investment Managers Series Trust, by AllianceBernstein Concentrated Growth Fund (the "Acquiring Fund"), a series of AllianceBernstein Cap Fund, Inc. (the "Company"), in exchange solely for shares of the Acquiring Fund. (the Acquiring Fund and the Acquired Fund are each a "Fund" and collectively, the "Funds").

      This SAI contains information which may be of interest to shareholders but which is not included in the Proxy Statement/Prospectus dated January 10, 2014 (the "Proxy Statement/Prospectus") of the Acquiring Fund which relates to the Acquisition. As described in the Proxy Statement/Prospectus, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for Advisor Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund Advisor Class shares it receives to its shareholders in complete liquidation of the Fund. The Acquiring Fund will be the survivor for accounting purposes. In addition to Advisor Class shares, the Acquiring Fund may offer Class A, Class C, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares.

      This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. The Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is available upon request and without charge by writing to a Fund at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-227-4618. This SAI incorporates by reference the entire Proxy Statement/Prospectus.

                               TABLE OF CONTENTS

                                                                            Page

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.................................3
FINANCIAL STATEMENTS...........................................................3
INFORMATION ABOUT THE ACQUIRING FUND AND ITS INVESTMENTS.......................4
INVESTMENT RESTRICTIONS.......................................................12
MANAGEMENT OF THE FUND........................................................14
EXPENSES OF THE FUND..........................................................31
PURCHASE OF SHARES............................................................33
REDEMPTION AND REPURCHASE OF SHARES...........................................52
SHAREHOLDER SERVICES..........................................................54
NET ASSET VALUE...............................................................57
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................60
PORTFOLIO TRANSACTIONS........................................................66
GENERAL INFORMATION...........................................................69
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING  FIRM..............................................................72
APPENDIX A:  STATEMENT OF POLICIES AND  PROCEDURES FOR PROXY VOTING..........A-1


--------
AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

      Further information about the Acquired Fund is contained in its Statement of Additional Information, dated April 30, 2013, which is incorporated herein by reference and available upon request and without charge by writing to the address or calling the telephone number listed below.

By mail:        W.P. Stewart & Co. Growth Fund
                P.O. Box 2175
                Milwaukee, WI  53201

By phone:       (888) 881-8803


FINANCIAL STATEMENTS

The Financial Statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended December 31, 2012, of the Acquired Fund, which report contains historical financial information regarding the Portfolio, has been filed with the SEC and is incorporated herein by reference. In addition, the financial statements for the six months ended June 30, 2013 for the Acquired Fund have been filed with the SEC and are incorporated by reference to the Semi-Annual Report for the Acquired Fund. The Acquiring Fund is recently formed and has not prepared or filed any shareholder reports.

No pro forma financial statements have been prepared and included relating to the Acquisition of the Acquired Fund into the Acquiring Fund because the Acquiring Fund is a newly-organized fund and does not have any assets or liabilities as of the date hereof.

                ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

--------------------------------------------------------------------------------

            INFORMATION ABOUT THE ACQUIRING FUND AND ITS INVESTMENTS

--------------------------------------------------------------------------------

Introduction to the Acquiring Fund
----------------------------------

            The Company is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company's shares are offered in separate series. The Acquiring Fund (hereinafter, the "Fund") is a series of the Company, a separate pool of assets constituting, in effect, a separate open-end management investment company with its own investment objective and policies. Except as otherwise noted, the Fund's investment objective and policies described below are not "fundamental policies" within the meaning of the 1940 Act, and may, therefore, be changed by the Board of Directors of the Company (the "Board" or the "Directors") without shareholder approval. However, the Fund will not change its investment objective without at least 60 days' prior written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective. Whenever any investment policy or restriction states a percentage of the Fund's assets that may be invested in any security or other asset, it is intended that such percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increases or decreases in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation of this percentage limitation.

Additional Investment Policies and Practices
--------------------------------------------

            The following information about the Fund's investment policies and practices supplements the information set forth in the Proxy
Statement/Prospectus.

Common Stock
------------

            Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price. The fundamental risk of investing in common stock is that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. While common stocks have historically provided greater long-term returns than preferred stocks, fixed-income and money market investments, common stocks have also experienced significantly more volatility in those returns.

Convertible Securities
----------------------

            Convertible securities include bonds, debentures, corporate notes, warrants and preferred stocks that are convertible at a stated exchange rate into shares of the underlying common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

            When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure. They consequently entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Debt Securities
---------------

            Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

            Lower rated debt securities, those rated Ba or below by Moody's Investors Service, Inc. and/or BB or below by Standard & Poor's Ratings Services or unrated but determined by the Adviser to be of comparable quality, are described by the rating agencies as speculative and involve greater risk of default or price changes than higher rated debt securities due to changes in the issuer's creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

            Certain additional risk factors related to debt securities are discussed below:

            Sensitivity to interest rate and economic changes. Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or periods of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, obtain additional financing, and service their principal and interest payment obligations. Furthermore, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) related to the security or other assets or indices.

            Payment expectations. Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate environment, the Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.

            Liquidity and valuation. There may be limited trading in the secondary market for particular debt securities, which may adversely affect the Fund's ability to accurately value or sell such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities. The Adviser attempts to reduce the risks described above through diversification of the Fund's portfolio, credit analysis of each issuer, and by monitoring broad economic trends as well as corporate and legislative developments, but there can be no assurance that it will be successful in doing so. Credit ratings of debt securities provided by rating agencies indicate a measure of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between corporate developments and the time a rating is assigned and updated.

            Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without considering the modifier.

Depositary Receipts
-------------------

            The Fund may invest in depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or non-U.S. company. Transactions in these securities may not necessarily be settled in the same currency as transactions in the securities that they represent. In addition, the issuers of the securities of unsponsored depositary receipts are not obligated to disclose material information in the United States. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets and GDRs, in bearer form, are designed for use in two or more securities markets, such as those of Europe and Asia.

Illiquid Securities
-------------------

            The Fund will not invest in illiquid securities if immediately after such investment more than 5% of the Fund's net assets would be invested in such securities. For this purpose, illiquid securities include, among others, (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) options purchased by the Fund over-the-counter and the cover for options written by the Fund over-the-counter, and (c) repurchase agreements not terminable within seven days. As discussed in more detail below, securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. If, through the appreciation of illiquid securities or the depreciation of liquid securities, more than 15% of the value of the Fund's net assets is invested in illiquid securities, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

            Mutual funds do not typically hold a significant amount of restricted securities (securities that are subject to restrictions on resale to the general public) or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund may also have to take certain steps or wait a certain amount of time in order to remove the transfer restrictions for such restricted securities in order to dispose of them, resulting in additional expense and delay.

            Rule 144A under the Securities Act of 1933, as amended, (the "Securities Act") allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.

            The Adviser, acting under the oversight of the Board, will monitor the liquidity of restricted securities in the Fund that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers issuing quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any SEC interpretation or position with respect to such type of securities.

Investment in Exchange-Traded Funds and Other Investment Companies
------------------------------------------------------------------

            The Fund may invest in shares of ETFs subject to the restrictions and limitations of the 1940 Act or any applicable rules, exemptive orders or regulatory guidance. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs will not track their underlying indices precisely since the ETFs have expenses and may need to hold a portion of their assets in cash, unlike the underlying indices, and the ETFs may not invest in all of the securities in the underlying indices in the same proportion as the underlying indices for various reasons. The Fund will incur transaction costs when buying and selling ETF shares, and indirectly bear the expenses of the ETFs. In addition, the market value of an ETF's shares, which are based on supply and demand in the market for the ETFs shares, may differ from its NAV. Accordingly, there may be times when an ETF's shares trade at a discount to its NAV.

            The Fund may also invest in investment companies other than ETFs as permitted by the 1940 Act or the rules and regulations thereunder. As with ETF investments, if the Fund acquires shares in other investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses. The Fund intends to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act.

Loans of Portfolio Securities
-----------------------------

            The Fund may seek to increase income by lending portfolio securities to brokers, dealers and financial institutions ("borrowers") to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules and regulations may be amended from time to time). Under the securities lending program, all securities loans will be secured continually by cash collateral. A principal risk in lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and the collateral will not be sufficient to replace the loaned securities upon the borrower's default.

            In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. The Fund will be compensated for the loan from the net return from the interest earned on the cash collateral after a rebate is paid to the borrower (which may be a negative amount - i.e, the borrower may pay a fee to the Fund in connection with the loan) and fees are paid to the securities lending agent and for certain other administrative expenses.

            The Fund will have the right, by providing notice to the borrower at any time, to call a loan and obtain the securities loaned within the normal and customary settlement time for the securities. While securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities.

            The Fund will invest any cash collateral in a money market fund that complies with Rule 2a-7, has been approved by the Board and is expected to be advised by the Adviser. Any such investment of cash collateral will be subject to the money market fund's risks. The Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

            The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise voting or ownership rights. When the Fund lends its securities, its investment performance will continue to reflect the value of securities on loan.

            The Fund intends to limit its securities lending activities so that no more than 5% of the value of the Fund's assets will be represented by securities loaned.

Mid-Cap Stocks
--------------

            Although the Fund primarily invests in large-cap stocks (i.e., in companies that have market capitalizations of $5 billion or more), it may also invest in the stocks of mid-capitalization companies, which are companies that have market capitalizations of $2 billion to $5 billion ("mid-cap"). Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with larger companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group.

Preferred Stock
---------------

            The Fund may invest in preferred stock. Preferred stock is an equity security that has features of debt because it generally entitles the holder to periodic payments at a fixed rate of return. Preferred stock is subordinated to any debt the issuer has outstanding but has liquidation preference over common stock. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Therefore, preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer.

Repurchase Agreements
---------------------

            From a technical perspective, in a repurchase agreement transaction the Fund buys a security and simultaneously agrees to sell it back to the counterparty at a specified price in the future. The purchase and repurchase obligations are transacted under one document. However, a repurchase agreement is economically similar to a secured loan, in that the Fund lends cash to a counterparty for a specific term, normally a day or a few days, and is given acceptable collateral (the purchased securities) to hold in case the counterparty does not repay the loan. The difference between the purchase price and the repurchase price of the securities reflects an agreed-upon "interest rate". The interest rate is related to the current market rate of the purchased security rather than its coupon rate. Given that the price at which the Fund will sell the collateral back is specified in advance, the Fund is not exposed to price movements on the collateral unless the counterparty defaults. If the counterparty defaults on its obligation to buy back the securities at the maturity date and the liquidation value of the collateral is less than the outstanding loan amount, the Fund would suffer a loss. In order to further mitigate any potential credit exposure to the counterparty, if the value of the securities on any day falls below a specified level that is linked to the loan amount during the life of the agreement, the counterparty must provide additional collateral to support the loan. Because a repurchase agreement permits the Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn a return on such cash while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

            If the counterparty fails to repurchase the underlying security, whether because of its bankruptcy or otherwise, the Fund would attempt to exercise its rights with respect to the underlying security, including possible sale of the security. The Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying securities, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Fund's rights. The Board has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions. The underlying securities are ordinarily U.S. Government securities, but may consist of other securities in which the Fund is permitted to invest.

            The Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, the Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transactions, though done simultaneously, are two separate legal agreements. A buy/sell back transaction also differs from a repurchase agreement in that the seller is not required to provide margin payments if the value of the securities falls below the repurchase price because the transaction is two separate transactions. The Fund has the risk of changes in the value of the purchased security during the term of the buy/sell back agreement although these agreements typically provide for the repricing of the original transaction at a new market price if the value of the security changes by a specific amount.

Certain Risk and Other Considerations
-------------------------------------

            Borrowing and Use of Leverage. The Fund may use borrowings for investment or other purposes subject to the restrictions of the 1940 Act. Borrowings by the Fund result in leveraging of the Fund's shares of common stock. The proceeds of such borrowings will be invested in accordance with the Fund's investment objective and policies. The Fund may also borrow up to 5% of its total assets for temporary purposes (such as clearance of portfolio transactions, the payment of dividends and share redemptions). Neither the Fund nor the Adviser, on behalf of the Fund, presently intends to borrow more than 5% of the Fund's net assets, except that for temporary purposes, borrowings may be up to 10% of the Fund's net assets.

            Utilization of leverage, which is usually considered speculative, however, involves certain risks to the Fund's shareholders. These include a higher volatility of the NAV of the Fund's shares of common stock and the relatively greater effect on the NAV of the shares caused by favorable or adverse changes in market conditions or interest rates. So long as the Fund is able to realize a net return on the leveraged portion of its investment portfolio that is higher than the interest expense paid on borrowings, the effect of leverage will be to cause the Fund's shareholders to realize higher current net investment income than if the Fund were not leveraged. However, to the extent that the interest expense on borrowings approaches the return on the leveraged portion of the Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced, and if the interest expense on borrowings were to exceed such return, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market would normally be a greater decrease in NAV per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense on borrowings, it could be necessary for the Fund to liquidate certain of its investments in adverse circumstances, potentially significantly reducing the NAV of the Fund's shares.

            Risks of Investments in Foreign Securities. Investors should understand and consider carefully the substantial risks involved in securities of foreign companies and governments of foreign nations, some of which are referred to below, and which are in addition to the usual risks inherent in domestic investments. Investing in securities of non-U.S. companies which are generally denominated in foreign currencies, and utilization of derivative investment products denominated in, or the value of which is dependent upon movements in the relative value of, a foreign currency, involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include changes in exchange rates and exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.

            There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign issuers are subject to accounting and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Fund may invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

            Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Commissions on foreign stock exchanges are often higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

            Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past in countries in which the Fund may invest and could adversely affect the Fund's assets should these conditions or events recur.

            Foreign investment in the securities of companies in certain countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude Fund investment in certain foreign securities and increase the costs and expenses of the Fund. Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

            Certain countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

            Income from certain investments held by the Fund could be reduced by foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance. The Fund's NAV may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser generally will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the tax treatment of investments held by the Fund will not be subject to change. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "United States Federal Income Taxation of the Fund".

            Investors should understand that the expenses of a fund investing in foreign securities may be higher than investment companies investing only in domestic securities since, among other things, the cost of maintaining the custody of foreign securities is higher and the purchase and sale of portfolio securities may be subject to higher transaction charges, such as stamp duties and turnover taxes.

            For many securities of foreign issuers, there are U.S. Dollar-denominated ADRs that are traded in the United States on exchanges or over-the-counter and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Fund can avoid currency risks which might occur during the settlement period for either purchases or sales.

            The Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that the Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities and other investments held by the Fund.

            Foreign Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies and a corresponding portion of the Fund's revenues will be received in such currencies. The dollar equivalent of the Fund's net assets and distributions will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. Such changes will also affect the Fund's income.

            Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's NAV to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent the Fund's total assets (adjusted to reflect the Fund's net position after giving effect to currency transactions) is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. The Fund does not intend to enter into any type of transaction to hedge currency fluctuations.

            The Fund will incur costs in connection with conversions between various currencies. The Fund may hold foreign currency received in connection with investments when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. Dollars at a later date, based on anticipated changes in the relevant exchange rate.

            If the value of the foreign currencies in which the Fund receives income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. Dollars to meet the distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if the value of a particular foreign currency declines between the time the Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred.

--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

Fundamental Investment Policies
-------------------------------

            The following fundamental investment policies may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, which means the affirmative vote of (i) 67% or more of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund, whichever is less.

            As a matter of fundamental policy, the Fund:

                  (a) may not concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;

                  (b) may not issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. For purposes of this restriction, margin and collateral arrangements, including, for example, with respect to permitted borrowings, options, futures contracts, options on futures contracts and other derivatives such as swaps are not deemed to involve the issuance of a senior security;

                  (c) may not make loans except through (i) the purchase of debt obligations in accordance with its investment objective and policies; (ii) the lending of portfolio securities; (iii) the use of repurchase agreements; or (iv) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rules or regulations may be amended from time to time), or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;

                  (d) may not purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business;

                  (e) may not engage in the purchase or sale of commodities or commodities futures contracts or invest in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities issued by such companies; and

                  (f) may not act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

            The Fund is a "non-diversified" investment company as defined in the 1940 Act, which means the Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. This policy may be changed without a shareholder vote.

Non-Fundamental Investment Policies
-----------------------------------

            The following is a description of certain operating policies that the Fund has adopted but that are not fundamental and are subject to change without shareholder approval:

                  (a) The Fund may not purchase securities on margin, except (i) as otherwise provided under rules adopted by the SEC under the 1940 Act or by guidance regarding the 1940 Act, or interpretations thereof, and (ii) that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

                  (b) The Fund will not make short sales of securities or invest in put or call options.

                  (c) The Fund will not invest more than 5% of the value of its total assets in securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or in other "illiquid" securities (including non-negotiable deposits with banks or repurchase agreements of a duration of more than seven days). For purposes of this policy, illiquid securities do not include securities eligible for resale pursuant to Rule 144A under the Securities Act that have been determined to be liquid by the Fund's Board of Directors based upon the trading markets for such securities.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

The Adviser
-----------

            The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Board. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

            The Adviser is a leading global investment management firm supervising client accounts with assets as of September 30, 2013, totaling approximately $445 billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. The Adviser is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, the Adviser is able to compete for virtually any portfolio assignment in any developed capital market in the world.

            As of September 30, 2013, the direct ownership structure of the Adviser, expressed as a percentage of general and limited partnership interests, was as follows:

            AXA and its subsidiaries            64.0%
            AllianceBernstein Holding L.P.      34.5%
            Unaffiliated holders                 1.5%
                                            ------------
                                               100.0%
                                            ============

            AXA is a societe anonyme organized under the laws of France and the holding company for an international group of insurance and related financial services companies, through certain of its subsidiaries ("AXA and its subsidiaries"). AllianceBernstein Holding L.P. ("Holding") is a Delaware limited partnership, the units of which ("Holding Units") are traded publicly on the Exchange under the ticker symbol "AB". As of September 30, 2013, AXA also owned approximately 1.6% of the issued and outstanding assignments of beneficial ownership of Holding Units.

            AllianceBernstein Corporation (an indirect wholly-owned subsidiary of AXA) is the general partner of both Holding and the Adviser. AllianceBernstein Corporation owns 100,000 general partnership units in Holding and a 1% general partnership interest in the Adviser. Including both the general partnership and limited partnership interests in Holding and the Adviser, AXA and its subsidiaries had an approximate 64.2% economic interest in the Adviser as of September 30, 2013.

Advisory Agreement and Expenses
-------------------------------

            The Adviser serves as investment manager and adviser of the Fund, continuously furnishes an investment program for the Fund, and manages, supervises and conducts the affairs of the Fund, subject to the Board's oversight.

            Under the Fund's Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments, and provides persons satisfactory to the Board to act as officers of the Fund. Such officers or employees may be employees of the Adviser or of its affiliates.

            The Adviser is, under the Fund's Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of shares of the Fund (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing prospectuses of the Fund and other reports to shareholders and fees related to registration with the SEC and with state regulatory authorities).

            The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Board.

            Effective as of [___________], the Fund has contractually agreed to pay a monthly fee to the Adviser at an annualized rate of 1.00% of the Fund's average daily net assets. The Adviser has not received advisory fees from the Fund because the Fund has not yet commenced operations. The Adviser has contractually agreed to waive its fee and bear certain expenses so that total expenses (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Fund in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) do not exceed on an annual basis 1.53%, 2.23%, 1.73%, 1.48%, 1.23%, 1.23%, 1.48%, 1.23% and 1.23% of average daily net assets, respectively, for Class A, Class C, Class R, Class K, Class I, Class Z, Class 1, Class 2 and Advisor Class shares. This fee waiver and/or expense reimbursement agreement may not be terminated before [____________], 2015.

            Any material amendment to the Advisory Agreement must be approved by the vote of a majority of the outstanding securities of the Fund and by the vote of a majority of the Directors who are not interested persons of the Fund or the Adviser. The Advisory Agreement is terminable without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of the Fund, by a vote of a majority of the Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

            Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchase or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the Adviser's clients (including the Fund) are purchasing or selling the same security on a given day through the same broker or dealer, such transactions may be averaged as to price.

            The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is the investment adviser to AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Core Opportunities Fund, Inc., AllianceBernstein Corporate Shares, AllianceBernstein Discovery Growth Fund, Inc., AllianceBernstein Equity Income Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Fixed-Income Shares, Inc., AllianceBernstein Global Bond Fund, Inc., AllianceBernstein Global Real Estate Investment Fund, Inc., AllianceBernstein Global Risk Allocation Fund, Inc., AllianceBernstein Global Thematic Growth Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Income Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Trust, AllianceBernstein Unconstrained Bond Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., The AllianceBernstein Pooling Portfolios and The AllianceBernstein Portfolios, all registered open-end investment companies; and to AllianceBernstein Global High Income Fund, Inc., AllianceBernstein Income Fund, Inc., AllianceBernstein Multi-Manager Alternative Fund, AllianceBernstein National Municipal Income Fund, Inc., Alliance California Municipal Income Fund, Inc., and Alliance New York Municipal Income Fund, Inc., all registered closed-end investment companies. The registered investment companies for which the Adviser serves as investment adviser are referred to collectively below as the "AllianceBernstein Fund Complex", while all of these investment companies, except the Sanford C. Bernstein Fund, Inc., are referred to collectively below as the "AllianceBernstein Funds".

Board of Directors Information
------------------------------

            Certain information concerning the Directors is set forth below.

                                                          PORTFOLIOS
                                                          IN
                                                          ALLIANCE-    OTHER PUBLIC
                                                          BERNSTEIN    COMPANY
                                                          FUND         DIRECTORSHIPS
                                                          COMPLEX      HELD
NAME, ADDRESS,* AGE             PRINCIPAL OCCUPATION(S)   OVERSEEN     BY DIRECTOR IN
AND (YEAR FIRST                 DURING PAST FIVE YEARS    BY           THE PAST
ELECTED**)                      OR LONGER                 DIRECTOR     FIVE YEARS
----------                      ---------                 --------     ----------
INDEPENDENT DIRECTORS

Chairman of the Board
Marshall C. Turner, Jr., #, ^   Private Investor since         100     Xilinx, Inc.
72                              prior to 2009. Interim                 (programmable logic
(2011)                          CEO of MEMC Electronic                 semi-conductors)
                                Materials, Inc.                        and MEMC Electronic
                                (semi-conductor and                    Materials, Inc.
                                solar cell substrates)                 (semi-conductor and
                                from November 2008                     solar cell
                                until March 2009. He                   substrates) since
                                was Chairman and CEO of                prior to 2009
                                Dupont Photomasks, Inc.
                                (components of
                                semi-conductor
                                manufacturing),
                                2003-2005, and
                                President and CEO,
                                2005-2006, after the
                                company was acquired
                                and renamed Toppan
                                Photomasks, Inc. He has
                                served as a director or
                                trustee of one or more
                                of the
                                AllianceBernstein Funds
                                since 1992.

John H. Dobkin, #               Independent Consultant         100     None
71                              since prior to 2009.
(2011)                          Formerly, President of
                                Save Venice, Inc.
                                (preservation
                                organization) from
                                2001-2002, Senior
                                Advisor from June
                                1999-June 2000 and
                                President of Historic
                                Hudson Valley (historic
                                preservation) from
                                December 1989-May 1999.
                                Previously, Director of
                                the National Academy of
                                Design. He has served
                                as a director or
                                trustee of various
                                AllianceBernstein Funds
                                since 1992.

Michael J. Downey, #            Private Investor since         100     The Asia Pacific
70                              prior to 2009. Formerly,               Fund, Inc. since
(2011)                          managing partner of                    prior to 2009,
                                partner of Lexington                   Prospect Acquisition
                                Capital, LLC                           Corp. (financial
                                (investment advisory                   services) from 2007
                                firm) from December                    until 2009 and The
                                1997 until December                    Merger Fund since
                                2003. From 1987 until                  prior to 2009 until
                                1993, Chairman and CEO                 2013
                                of Prudential Mutual
                                Fund Management,
                                director of the
                                Prudential mutual
                                funds, and member of
                                the Executive Committee
                                of Prudential
                                Securities Inc. He has
                                served as a director or
                                trustee of the
                                AllianceBernstein Funds
                                since 2005 and is a
                                director and chairman
                                of one other registered
                                investment company.

William H. Foulk, Jr., #, ##    Investment Adviser and         100     None
81                              an Independent
(2011)                          Consultant since prior
                                to 2009. Previously, he
                                was Senior Manager of
                                Barrett Associates,
                                Inc., a registered
                                investment adviser. He
                                was formerly Deputy
                                Comptroller and Chief
                                Investment Officer of
                                the State of New York
                                and, prior thereto,
                                Chief Investment
                                Officer of the New York
                                Bank for Savings. He
                                has served as a
                                director or trustee of
                                various
                                AllianceBernstein Funds
                                since 1983 was
                                Chairman of the
                                AllianceBernstein Funds
                                and of the Independent
                                Directors Committee of
                                such Funds since 2003
                                through December 2013.

D. James Guzy, #                Chairman of the Board          100     PLX Technology
77                              of PLX Technology                      (semi-conductors)
(2011)                          (semi-conductors) and                  since prior to 2009,
                                of SRC Computers Inc.,                 Cirrus Logic
                                with which he has been                 Corporation
                                associated since prior                 (semi-conductors)
                                to 2009. He was a                      since prior to 2009
                                director of Intel                      until July 2011
                                Corporation
                                (semi-conductors) from
                                1969 until 2008, and
                                served as Chairman of
                                the Finance Committee
                                of such company for
                                several years until May
                                2008. He has served as
                                a director or trustee
                                of one or more of the
                                AllianceBernstein Funds
                                since 1982.

Nancy P. Jacklin, #             Professorial Lecturer          100     None
65                              at the Johns Hopkins
(2011)                          School of Advanced
                                International Studies
                                since 2008. Formerly,
                                U.S. Executive Director
                                of the International
                                Monetary Fund (December
                                2002-May 2006);
                                Partner, Clifford
                                Chance (1992-2002);
                                Sector Counsel,
                                International Banking
                                and Finance, and
                                Associate General
                                Counsel, Citicorp
                                (1985-1992); Assistant
                                General Counsel
                                (International),
                                Federal Reserve Board
                                of Governors
                                (1982-1985); and
                                Attorney Advisor, U.S.
                                Department of the
                                Treasury (1973-1982).
                                Member of the Bar of
                                the District of
                                Columbia and of New
                                York; and member of the
                                Council on Foreign
                                Relations. She has
                                served as a director or
                                trustee of the
                                AllianceBernstein Funds
                                since 2006.

Garry L. Moody, #               Independent Consultant.        100     Greenbacker
61                              Formerly, Partner,                     Renewable Energy
(2008)                          Deloitte & Touche LLP                  Company LLC,
                                (1995-2008) where he                   (renewable energy
                                held a number of senior                and energy
                                positions, including                   efficiency projects)
                                Vice Chairman, and U.S.                since August 2013
                                and Global Investment
                                Management Practice
                                Managing Partner;
                                President, Fidelity
                                Accounting and Custody
                                Services Company
                                (1993-1995); and
                                Partner, Ernst & Young
                                LLP (1975-1993), where
                                he served as the
                                National Director of
                                Mutual Fund Tax
                                Services and Managing
                                Partner of its Chicago
                                Office Tax department.
                                He is a member of both
                                the Governing Council
                                of the Independent
                                Directors Council
                                (IDC), an organization
                                of independent
                                directors of mutual
                                funds, and the Trustee
                                Advisory Board of
                                BoardIQ, a biweekly
                                publication focused on
                                issues and news
                                affecting directors of
                                mutual funds. He has
                                served as a director or
                                trustee, and as
                                Chairman of the Audit
                                Committee, of the
                                AllianceBernstein Funds
                                since 2008.

Earl D. Weiner, #               Of Counsel, and Partner        100     None
74                              prior to January 2008,
(2011)                          of the law firm
                                Sullivan & Cromwell LLP
                                and member of ABA
                                Federal Regulation of
                                Securities Committee
                                Task Force to draft
                                editions of the Fund
                                Director's Guidebook.
                                He has served as a
                                director or trustee of
                                the AllianceBernstein
                                Funds since 2007 and is
                                Chairman of the
                                Governance and
                                Nominating Committees
                                of the Funds.

INTERESTED DIRECTOR
Robert M. Keith, +, ++          Senior Vice President          100     None
53                              of the Adviser++ and
(2011)                          the head of
                                AllianceBernstein
                                Investments, Inc.
                                ("ABI")++ since July
                                2008; Director of ABI
                                and President of the
                                AllianceBernstein
                                Mutual Funds.
                                Previously, he served
                                as Executive Managing
                                Director of ABI from
                                December 2006 to June
                                2008. Prior to joining
                                ABI in 2006, Executive
                                Managing Director of
                                Bernstein Global Wealth
                                Management, and prior
                                thereto, Senior
                                Managing Director and
                                Global Head of Client
                                Service and Sales of
                                the Adviser's
                                institutional
                                investment management
                                business since 2004.
                                Prior thereto, he was
                                Managing Director and
                                Head of North American
                                Client Service and
                                Sales in the Adviser's
                                institutional
                                investment management
                                business, with which he
                                had been associated
                                since prior to 2004.

--------
* The address for each of the Fund's Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**    There is no stated term of office for the Fund's Directors.

# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

##    Member of the Fair Value Pricing Committee.

+ Mr. Keith is an "interested person", as defined in Section 2(a)(19) of the 1940 Act, of the Fund due to his position as a Senior Vice President of the Adviser.

++    The Adviser and ABI are affiliates of the Fund.

^     Mr. Turner became Chairman of the Board on January 1, 2014.

            The business and affairs of the Fund are overseen by the Board. Directors who are not "interested persons" of the Fund as defined in the 1940 Act, are referred to as "Independent Directors", and Directors who are "interested persons" of the Fund are referred to as "Interested Directors". Certain information concerning the Fund's governance structure and each Director is set forth below.

            Experience, Skills, Attributes, and Qualifications of the Fund's Directors. The Governance and Nominating Committee of the Board, which is composed of Independent Directors, reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board, and conducts a similar review in connection with the proposed nomination of current Directors for re-election by stockholders at any annual or special meeting of stockholders. In evaluating a candidate for nomination or election as a Director the Governance and Nominating Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Governance and Nominating Committee believes contributes to good governance for the Fund. Additional information concerning the Governance and Nominating Committee's consideration of nominees appears in the description of the Committee below.

            The Board believes that, collectively, the Directors have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the Fund and protecting the interests of stockholders. The Board has concluded that, based on each Director's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors, each Director is qualified and should continue to serve as such.

            In determining that a particular Director was and continues to be qualified to serve as a Director, the Board has considered a variety of criteria, none of which, in isolation, was controlling. In addition, the Board has taken into account the actual service and commitment of each Director during his or her tenure (including the Director's commitment and participation in Board and committee meetings, as well as his or her current and prior leadership of standing and ad hoc committees) in concluding that each should continue to serve. Additional information about the specific experience, skills, attributes and qualifications of each Director, which in each case led to the Board's conclusion that the Director should serve (or continue to serve) as trustee or director of the Fund, is provided in the table above and in the next paragraph.

            Among other attributes and qualifications common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them (including information requested by the Directors), to interact effectively with the Adviser, other service providers, counsel and the Fund's independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. In addition to his or her service as a Director of the Fund and other AllianceBernstein Funds as noted in the table above: Mr. Dobkin has experience as an executive of a number of organizations and served as Chairman of the Audit Committee of many of the AllianceBernstein Funds from 2001 to 2008; Mr. Downey has experience in the investment advisory business including as Chairman and Chief Executive Officer of a large fund complex and as director of a number of non-AllianceBernstein funds and as Chairman of a non-AllianceBernstein closed-end fund; Mr. Foulk has experience in the investment advisory and securities businesses, including as Deputy Comptroller and Chief Investment Officer of the State of New York (where his responsibilities included bond issuances, cash management and oversight of the New York Common Retirement
Fund), has served as Chairman of the AllianceBernstein Funds and of the Independent Directors Committee since 2003, and is active in a number of mutual fund related organizations and committees; Mr. Guzy has experience as a corporate director including as Chairman of a public company and Chairman of the Finance Committee of a large public technology company; Ms. Jacklin has experience as a financial services regulator including as U.S. Executive Director of the International Monetary Fund, which is responsible for ensuring the stability of the international monetary system, and as a financial services lawyer in private practice; Mr. Keith has experience as an executive of the Adviser with responsibility for, among other things, the AllianceBernstein Funds; Mr. Moody has experience as a certified public accountant including experience as Vice Chairman and U.S. and Global Investment Management Practice Partner for a major accounting firm, is a member of both the governing council of an organization of independent directors of mutual funds, and the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds, and has served as a director or trustee and Chairman of the Audit Committee of the AllianceBernstein Funds since 2008; Mr. Turner has experience as a director (including as Chairman and Chief Executive Officer of a number of companies) and as a venture capital investor including prior service as general partner of three institutional venture capital partnerships; and Mr. Weiner has experience as a securities lawyer whose practice includes registered investment companies and as Chairman, director or trustee of a number of boards, and has served as Chairman of the Governance and Nominating Committee of the AllianceBernstein Funds since 2007. The disclosure herein of a director's experience, qualifications, attributes and skills does not impose on such director any duties, obligations, or liability that are greater than the duties, obligations and liability imposed on such director as a member of the Board and any committee thereof in the absence of such experience, qualifications, attributes and skills.

            Board Structure and Oversight Function. The Board is responsible for oversight of the Fund. The Fund has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and the Fund's other service providers in the operations of the Fund in accordance with the Fund's investment objective and policies and otherwise in accordance with its prospectus, the requirements of the 1940 Act and other applicable Federal, state and other securities and other laws, and the Fund's charter and bylaws. The Board typically meets in-person at regularly scheduled meetings eight times throughout the year. In addition, the Directors may meet in-person or by telephone at special meetings or on an informal basis at other times. The Independent Directors also regularly meet without the presence of any representatives of management. As described below, the Board has established four standing committees - the Audit, Governance and Nominating, Independent Directors, and Fair Value Pricing Committees - and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. Each committee is composed exclusively of Independent Directors. The responsibilities of each committee, including its oversight responsibilities, are described further below. The Independent Directors have also engaged independent legal counsel, and may from time to time engage consultants and other advisors, to assist them in performing their oversight responsibilities.

            An Independent Director serves as Chairman of the Board. The Chairman's duties include setting the agenda for each Board meeting in consultation with management, presiding at each Board meeting, meeting with management between Board meetings, and facilitating communication and coordination between the Independent Directors and management. The Directors have determined that the Board's leadership by an Independent Director and its committees composed exclusively of Independent Directors is appropriate because they believe it sets the proper tone to the relationships between the Fund, on the one hand, and the Adviser and other service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the Fund is required to have an Independent Director as Chairman pursuant to certain 2003 regulatory settlements involving the Adviser.

            Risk Oversight. The Fund is subject to a number of risks, including investment, compliance and operational risks. Day-to-day risk management with respect to the Fund resides with the Adviser or other service providers (depending on the nature of the risk), subject to supervision by the Adviser. The Board has charged the Adviser and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrable and material adverse effects on the Fund; (ii) to the extent appropriate, reasonable or practicable, implementing processes and controls reasonably designed to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously, and to revise as appropriate, the processes and controls described in (i) and (ii) above.

            Risk oversight forms part of the Board's general oversight of the Fund's investment program and operations and is addressed as part of various regular Board and committee activities. The Fund's investment management and business affairs are carried out by or through the Adviser and other service providers. Each of these persons has an independent interest in risk management but the policies and the methods by which one or more risk management functions are carried out may differ from the Fund's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. Oversight of risk management is provided by the Board and the Audit Committee. The Directors regularly receive reports from, among others, management (including the Global Heads of Investment Risk and Trading Risk of the Adviser), the Fund's Senior Officer (who is also the Fund's chief compliance officer), its independent registered public accounting firm, counsel, and internal auditors for the Adviser, as appropriate, regarding risks faced by the Fund and the Adviser's risk management programs.

            Not all risks that may affect the Fund can be identified, nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost-effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser, its affiliates or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals. As a result of the foregoing and other factors the Fund's ability to manage risk is subject to substantial limitations.

            Board Committees. The Board has four standing committees - an Audit Committee, a Governance and Nominating Committee, a Fair Value Pricing Committee and an Independent Directors Committee. The members of the Audit, Governance and Nominating, Fair Value Pricing, and Independent Directors Committees are identified above. The function of the Audit Committee is to assist the Board in its oversight of the Fund's financial reporting process.

            The function of the Governance and Nominating Committee includes the nomination of persons to fill any vacancies or newly created positions on the Board.

            The Board has adopted a charter for its Governance and Nominating Committee. Pursuant to the charter, the Committee assists the Board in carrying out its responsibilities with respect to governance of the Fund and identifies, evaluates, selects and nominates candidates for the Board. The Committee may also set standards or qualifications for Directors and reviews at least annually the performance of each Director, taking into account factors such as attendance at meetings, adherence to Board policies, preparation for and participation at meetings, commitment and contribution to the overall work of the Board and its committees, and whether there are health or other reasons that might affect the Director's ability to perform his or her duties. The Committee may consider candidates as Directors submitted by the Fund's current Board members, officers, the Adviser, stockholders and other appropriate sources.

            The Governance and Nominating Committee will consider candidates for nomination as a Director submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of the Fund's common stock or shares of beneficial interest for at least two years prior to the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Fund begins to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

            Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person", information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

            The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

            The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund, and the candidate's ability to qualify as an Independent Director. When assessing a candidate for nomination, the Committee considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.

            The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of the Adviser's Valuation Committee relating to a security held by the Fund made under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in the Fund's NAV by more than $0.01 per share.

            The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the Independent Directors, such as review and approval of the Advisory and Distribution Services Agreements.

            The dollar range of the Fund's securities owned by each Director and the aggregate dollar range of securities of funds in the AllianceBernstein Fund Complex owned by each Director are set forth below.

                                                    AGGREGATE DOLLAR
                              DOLLAR RANGE          RANGE OF EQUITY
                              OF EQUITY             SECURITIES IN THE
                              SECURITIES IN         ALLIANCEBERNSTEIN
                              THE FUND AS OF        FUND COMPLEX AS OF
                              DECEMBER 31, 2013     DECEMBER 31, 2013
                              -----------------     ------------------

John H. Dobkin                        None            [Over $100,000]
Michael J. Downey                     None            [Over $100,000]
William H. Foulk, Jr.                 None            [Over $100,000]
D. James Guzy                         None            [Over $100,000]
Nancy P. Jacklin                      None            [Over $100,000]
Robert M. Keith*                      None                [None]
Garry L. Moody                        None            [Over $100,000]
Marshall C. Turner, Jr.               None            [Over $100,000]
Earl D. Weiner                        None            [Over $100,000]

--------
* With respect to Mr. Keith, unvested interests in certain deferred compensation plans, including the Partner Compensation Plan are not included.

Officer Information
-------------------

            Certain information concerning the Fund's officers is set forth below.


NAME, ADDRESS,*      POSITION(S) HELD            PRINCIPAL OCCUPATION
AND AGE              WITH FUND                   DURING PAST FIVE YEARS
-------              ------------------------    ----------------------

Robert M. Keith,     President and Chief         See biography above.
53                   Executive Officer

Philip L. Kirstein,  Senior Vice President and   Senior Vice President and
68                   Independent Compliance      Independent Compliance Officer
                     Officer                     of the funds in the
                                                 AllianceBernstein Fund Complex,
                                                 with which he has been
                                                 associated since October 2004.
                                                 Prior thereto, he was Of
                                                 Counsel to Kirkpatrick &
                                                 Lockhart, LLP from October 2003
                                                 to October 2004, and General
                                                 Counsel of Merrill Lynch
                                                 Investment Managers, L.P. since
                                                 prior to March 2003.

James Tierney,       Vice President              Senior Vice President and
47                                               Portfolio Manager of the
                                                 Adviser, with which he has been
                                                 associated since December 2013.
                                                 Prior thereto, he was Chief
                                                 Investment Officer of W.P.
                                                 Stewart and Co. Ltd. ("WPS")
                                                 (2010-2013) and Portfolio
                                                 Manager/Analyst and Senior Vice
                                                 President of WPS (2000-2010).

Emilie D. Wrapp,     Secretary                   Senior Vice President,
57                                               Assistant General Counsel and
                                                 Assistant Secretary of ABI,**
                                                 with which she has been
                                                 associated since prior to 2009.

Joseph J. Mantineo,  Treasurer and Chief         Senior Vice President of
54                   Financial Officer           ABIS,** with which he has been
                                                 associated since prior to 2009.

Phyllis J. Clarke,   Controller                  Vice President of ABIS,** with
52                                               which she has been associated
                                                 since prior to 2009.

--------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
**    The Adviser, ABI and ABIS are affiliates of the Fund.


            The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund. The estimated aggregate compensation that will be paid to the Directors by the Fund for the fiscal period ending June 30, 2014, the aggregate compensation paid to each of the Directors during calendar year 2013 by the AllianceBernstein Fund Complex, and the total number of registered investment companies (and separate investment portfolios within the companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                             Total Number of     Total Number of
                                                             Registered          Investment
                                                             Investment          Portfolios within
                                                             Companies in the    the
                                         Total               AllianceBernstein   AllianceBernstein
                                         Compensation        Fund Complex,       Fund Complex,
                                         from the            Including the       Including the Fund,
                          Aggregate      AllianceBernstein   Fund, as to which   as to which the
                          Compensation   Fund Complex,       the Director is a   Director is a
Name of Director          from the       Including the       Director            Director or
of the Fund               Fund*          Fund                or Trustee          Trustee
--------------            -----          -----               ----------          -------
John H. Dobkin            $[___]         [$252,000]          31                  100
Michael J. Downey         $[___]         [$252,000]          31                  100
William H. Foulk, Jr.     $[___]         [$477,000]          31                  100
D. James Guzy             $[___]         [$252,000]          31                  100
Nancy P. Jacklin          $[___]         [$252,000]          31                  100
Robert M. Keith           $[___]         [$0]                31                  100
Garry L. Moody            $[___]         [$280,000]          31                  100
Marshall C. Turner, Jr.   $[___]         [$252,000]          31                  100
Earl D. Weiner            $[___]         [$270,000]          31                  100

* Estimated compensation that will be paid by the Fund during the fiscal period ending June 30, 2014.

            As of the date of this SAI, the Fund has not commenced operations, and therefore the Directors and officers of the Fund did not own any of the outstanding shares of the Fund.

Additional Information About the Fund's Portfolio Manager
---------------------------------------------------------

            The management of, and investment decisions for, the Fund's portfolio are made by Mr. James Tierney (the "Portfolio Manager"). For additional information about the portfolio management of the Fund, the Proxy Statement/Prospectus. As of the date of this SAI, the portfolio manager owned none of the Fund's equity securities.

            As of [____________], employees of the Adviser had approximately [_________] in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

            The following tables provide information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the Portfolio Manager also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of [__________], 2014.

--------------------------------------------------------------------------------
                        REGISTERED INVESTMENT COMPANIES
                              (excluding the Fund)
--------------------------------------------------------------------------------
                                                                   Total
                                                     Number of     Assets of
                        Total       Total            Registered    Registered
                        Number of   Assets of        Investment    Investment
                        Registered  Registered       Companies     Companies
                        Investment  Investment       Managed with  Managed with
                        Companies   Companies        Performance-  Performance-
Portfolio Manager       Managed     Managed          based Fees    based Fees
--------------------------------------------------------------------------------
James Tierney              [___]    $[___________]        [___]    $[_________]
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        OTHER POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------
                                                     Number of      Total Assets
                         Total                       Other          of Other
                         Number of   Total Assets    Pooled         Pooled
                         Other       of Other        Investment     Investment
                         Pooled      Pooled          Vehicles       Vehicles
                         Investment  Investment      Managed with   Managed with
                         Vehicles    Vehicles        Performance-   Performance-
Portfolio Manager        Managed     Managed         based Fees     based Fees
--------------------------------------------------------------------------------
James Tierney               [___]    $[___________]        [___]    $[_________]
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 OTHER ACCOUNTS
--------------------------------------------------------------------------------
                                                                    Total
                                                      Number of     Assets of
                         Total                        Other         Other
                         Number of                    Accounts      Accounts
                         Other       Total Assets of  Managed with  Managed with
                         Accounts    Other Accounts   Performance-  Performance-
Portfolio Manager        Managed     Managed          based Fees    based Fees
--------------------------------------------------------------------------------
James Tierney               [___]    $[___________]         [___]   $[_________]
--------------------------------------------------------------------------------

Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------

            As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

            Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in certain funds managed by the Adviser. The Adviser's Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (subject to certain exceptions, including transactions in U.S. Treasuries and open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

            Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. As discussed further below under "Portfolio Manager Compensation", investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not generally tied specifically to the performance of any particular client's account, nor is it generally tied directly to the level or change in level of assets under management.

            Allocating Investment Opportunities. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. The Adviser has adopted policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis), and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

            The Adviser's procedures are also designed to address potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

Portfolio Manager Compensation
------------------------------

            The Adviser's compensation program for portfolio managers is designed to align with clients' interests, emphasizing each portfolio manager's ability to generate long-term investment success for the Adviser's clients, including the Fund. The Adviser also strives to ensure that compensation is competitive and effective in attracting and retaining the highest caliber employees.

            Portfolio managers receive a base salary, incentive compensation and contributions to AllianceBernstein's 401(k) plan. Part of the annual incentive compensation is generally paid in the form of a cash bonus, and part through an award under the firm's Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a four-year period. Deferred awards are paid in the form of restricted grants of the firm's Master Limited Partnership Units, and award recipients have the ability to receive a portion of their awards in deferred cash. The amount of contributions to the 401(k) plan is determined at the sole discretion of the Adviser. On an annual basis, the Adviser endeavors to combine all of the foregoing elements into a total compensation package that considers industry compensation trends and is designed to retain its best talent.

            The incentive portion of total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance. Qualitative factors are driven by contributions to the investment process and client success.

            The quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the Fund's prospectus and versus peers over one-, three- and five-year calendar periods, with more weight given to longer-time periods. Peer groups are chosen by Chief Investment Officers, who consult with the product management team to identify products most similar to our investment style and most relevant within the asset class. Portfolio managers of the Fund do not receive any direct compensation based upon the investment returns of any individual client account, and compensation is not tied directly to the level or change in level of assets under management.

            Among the qualitative components considered, the most important include thought leadership, collaboration with other investment colleagues, contributions to risk-adjusted returns of other portfolios in the firm, efforts in mentoring and building a strong talent pool and being a good corporate citizen. Other factors can play a role in determining portfolio managers' compensation, such as the complexity of investment strategies managed, volume of assets managed and experience.

            The Adviser emphasizes four behavioral competencies--relentlessness, ingenuity, team orientation and accountability--that support its mission to be the most trusted advisor to its clients. Assessments of investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and the Adviser.

--------------------------------------------------------------------------------

                              EXPENSES OF THE FUND

--------------------------------------------------------------------------------

Distribution Services Agreement
-------------------------------

            The Fund has entered into a Distribution Services Agreement (the "Agreement") with ABI, the Fund's principal underwriter to permit ABI to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class A shares, Class C shares, Class R shares, Class K shares and Class 1 shares in accordance with a plan of distribution that is included in the Agreement and that has been duly adopted and approved in accordance with Rule 12b-1 adopted by the SEC under the 1940 Act (the "Plan").

            In approving the Plan, the Directors determined that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

            The Adviser may, from time to time, and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to ABI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            The Plan will continue in effect with respect to the Fund and each class of shares thereof for successive one-year periods provided that such continuance is specifically approved at least annually by a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto (the "Qualified Directors") and by a vote of a majority of the entire Board at a meeting called for that purpose.

            All material amendments to the Plan will become effective only upon approval as provided in the preceding paragraph; and the Plan may not be amended in order to increase materially the costs that the Fund may bear pursuant to the Plan without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class or classes of the Fund. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the Qualified Directors or (b) by ABI. To terminate the Plan or the Agreement, any party must give the other parties 60 days' written notice; except that the Fund may terminate the Plan without giving prior notice to ABI. The Agreement will terminate automatically in the event of its assignment. The Plan is of a type known as a "reimbursement plan", which means that it reimburses the distributor for the actual costs of services rendered.

            In the event that the Plan is terminated by either party or not continued with respect to the Class A, Class C, Class R, Class K or Class 1 shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to ABI with respect to that class, and (ii) the Fund would not be obligated to pay ABI for any amounts expended under the Agreement not previously recovered by ABI from distribution services fees or through deferred sales charges in respect of shares of such class.

            Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class C, Class R, Class K and Class 1 shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit ABI to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge ("CDSC") and distribution services fees on the Class C shares and the distribution services fees on the Class R, Class K and Class 1 shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and/or distribution services fee provide for the financing of the distribution of the relevant class of the Fund's shares.

              With respect to Class A shares of the Fund, distribution expenses accrued by ABI in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. ABI's compensation with respect to Class C, Class R, Class K and Class 1 shares under the Plan of the Fund is directly tied to the expenses incurred by ABI. Actual distribution expenses for Class C shares, Class R shares, Class K shares and Class 1 shares for any given year, however, will probably exceed the distribution services fee payable under the Plan with respect to the class involved and, in the case of Class C shares, payments received from CDSCs. The excess will be carried forward by ABI and reimbursed from distribution services fees subsequently payable under the Plan with respect to the class involved and, in the case of Class C shares, payments subsequently received through CDSCs, so long as the Plan is in effect.

Transfer Agency Agreement
-------------------------

            ABIS, an indirect wholly-owned subsidiary of the Adviser located principally at 8000 IH 10 W, 4th Floor, San Antonio, Texas 78230, receives a transfer agency fee per account holder of each of the Class A, Class C, Class 1, Class 2 shares and Advisor Class shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class C shares is higher than the transfer agency fee with respect to the other classes of shares, reflecting the additional costs associated with the Class C CDSCs.

            ABIS acts as the transfer agent for the Fund. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Fund shares and disburses dividends and other distributions to Fund shareholders.

            Many Fund shares are owned by selected dealers or selected agents, as defined below, financial intermediaries or other financial representatives ("financial intermediaries") for the benefit of their customers. In those cases, the Fund often does not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The Fund, ABI and/or the Adviser pays to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Fund, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.25% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Fund, they are included in your prospectus in the Fund expense tables under "Fees and Expenses of the Fund". In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

            Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

--------------------------------------------------------------------------------

            The following information supplements that set forth in Proxy Statement/Prospectus.

General
-------

            Shares of the Fund are offered on a continuous basis at a price equal to their NAV plus an initial sales charge at the time of purchase ("Class A shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC ("Class C shares"), to group retirement plans, as defined below, eligible to purchase Class R shares, without any initial sales charge or CDSC ("Class R shares"), to group retirement plans eligible to purchase Class K shares, without any initial sales charge or CDSC ("Class K shares"), to group retirement plans and certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates eligible to purchase Class I shares, without any initial sales charge or CDSC ("Class I shares"), to group retirement plans, as defined below, eligible to purchase Class Z shares, without any initial sales charge or CDSC ("Class Z shares"), to private clients ("Clients") of Sanford C. Bernstein & Co. LLC ("Bernstein") without any initial sales charge or CDSC (the "Class 1 shares"), to institutional clients of the Adviser and Bernstein Clients who have at least $3 million in fixed-income assets under management with Bernstein without any initial sales charge or CDSC (the "Class 2 shares"), or to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. All of the classes of shares of the Fund, except Class I, Class Z, Advisor Class and Class 2 shares, are subject to Rule 12b-1 asset-based sales charges. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the Financial Industry Regulatory Authority and have entered into selected dealer agreements with ABI ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with ABI ("selected agents") and (iii) ABI.

            Investors may purchase shares of the Fund either through financial intermediaries or directly through ABI. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through the financial intermediary. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of financial intermediaries distributing the Fund's shares may receive differing compensation for selling different classes of shares.

            In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

Purchase of Shares
------------------

            The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If the Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

            The public offering price of shares of the Fund is its NAV, plus, in the case of Class A shares, a sales charge. On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the NAV is computed as of the Fund Closing Time, which is the close of regular trading on each day the Exchange is open (ordinarily 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

            The respective NAVs of the various classes of shares of the Fund are expected to be substantially the same. However, the NAVs of the Class C and Class R shares will generally be slightly lower than the NAVs of the Class A, Class K, Class I, Class Z, Class 1, Class 2 and Advisor Class shares of the Fund, as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

            The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by ABIS prior to the Fund Closing Time are priced at the NAV computed as of the Fund Closing Time on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV so determined, but only if the financial intermediary receives the order prior to the Fund Closing Time. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's NAV. If a financial intermediary or ABIS receives an order after the Fund Closing Time, the price received by the investor will be based on the NAV determined as of the Fund Closing Time on the next business day.

            The Fund may, at its sole option, accept securities as payment for shares of the Fund, including from certain affiliates of the Fund in accordance with the Fund's procedures, if the Adviser believes that the securities are appropriate investments for the Fund. The securities are valued by the method described under "Net Asset Value" below as of the date the Fund receives the securities and corresponding documentation necessary to transfer the securities to the Fund. This is a taxable transaction to the shareholder.

            Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Mutual Fund Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payment by electronic funds transfer may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before the Fund Closing Time, on a Fund business day to receive that day's public offering price. Telephone purchase requests received after the Fund Closing Time are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the Fund Closing Time on such following business day.

            Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience, and to avoid unnecessary expense to the Fund, the Fund will not issue stock certificates representing shares of the Fund. Ownership of the Fund's shares will be shown on the books of the Fund's transfer agent.

            Each class of shares in the Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or CDSC, when applicable) and Class C shares bear the expense of the CDSC, (ii) Class C and Class R shares each bear the expense of a higher distribution services fee than those borne by Class A, Class K and Class 1 shares, and Class I shares, Class Z shares, Class 2 shares and Advisor Class shares do not bear such a fee, (iii) Class C shares bear higher transfer agency costs than that borne by the other classes of shares, and (iv) each of Class A, Class C, Class R and Class K shares has exclusive voting rights with respect to provisions of the Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law. Each class has different exchange privileges and certain different shareholder service options available.

            The Directors have determined that currently no conflict of interest exists between or among the classes of shares of the Fund. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Frequent Purchases and Redemptions
----------------------------------

            The Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Fund will be able to detect excessive or short-term trading or to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and should avoid frequent trading in Fund shares through purchases, sales and exchanges of shares. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

            Risks Associated With Excessive Or Short-Term Trading Generally. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause the Fund to sell shares at inopportune times to raise cash to accommodate redemptions relating to short-term trading activity. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, the Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

            Funds that may invest significantly in securities of foreign issuers may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time the Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of securities of foreign issuers established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

            A shareholder engaging in a short-term trading strategy may also target a fund irrespective of its investments in securities of foreign issuers. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Fund may be adversely affected by price arbitrage trading strategies.

            Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales or exchanges of Fund shares to the extent they are detected by the procedures described below, subject to the Fund's ability to monitor purchase, sale and exchange activity. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

o Transaction Surveillance Procedures. The Fund, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Fund shares during any 60-day period or purchases of shares followed by a sale within 60 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. With respect to managed or discretionary accounts for which the account owner gives his/her broker, investment adviser or other third-party authority to buy and sell Fund shares, the Fund may consider trades initiated by the account owner, such as trades initiated in connection with bona fide cash management purposes, separately in their analysis. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

o Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the Fund will take remedial action that may include issuing a warning, revoking certain account-related privileges (such as the ability to place purchase, sale and exchange orders over the internet or by phone) or prohibiting or "blocking" future purchase or exchange activity. However, sales of Fund shares back to the Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be "locked" into an unsuitable investment. A blocked account will generally remain blocked for 90 days. Subsequent detections of excessive or short-term trading may result in an indefinite account block or an account block until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund applies its surveillance procedures to these omnibus account arrangements. As required by SEC rules, the Fund has entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Fund, upon the request of the Fund or its agents, with individual account level information about their transactions. If the Fund detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Fund to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

Alternative Purchase Arrangements
---------------------------------

            Classes A and C Shares. Class A and Class C shares have the following alternative purchase arrangements: Class A shares are generally offered with an initial sales charge and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. See "Alternative Purchase Arrangements
- Group Retirement Plans and Tax-Deferred Accounts" below. "Group Retirement Plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund. See "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund the accumulated distribution services fee and CDSC on Class C shares would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at NAV. For this reason, ABI will reject any order for more than $1,000,000 for Class C shares.

            Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class C shares. However, because initial sales charges are deducted at the time of purchase, most investors purchasing Class A shares would not have all of their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all of their funds will be invested initially.

            Other investors might determine, however, that it would be more advantageous to purchase Class C shares in order to have all of their funds invested initially, although remaining subject to higher continuing distribution charges and, being subject to a CDSC for a one-year period. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

            Class A Shares. The public offering price of Class A shares is the NAV plus a sales charge, as set forth below.

                                  Sales Charge

                                                                 Discount or
                                 As %           As %              Commission
                                of Net         of the           to Dealers or
                                Amount         Public          Agents of up to
Amount of Purchase             Invested    Offering Price    % of Offering Price
------------------             --------    --------------    -------------------

Up to $100,000..............     4.44%         4.25%               4.00%
$100,000 up to $250,000.....     3.36          3.25                3.00
$250,000 up to $500,000.....     2.30          2.25                2.00
$500,000 up to $1,000,000*..     1.78          1.75                1.50

--------
*     There is no initial sales charge on transactions of $1,000,000 or more.

            All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under "-- Contingent Deferred Sales Charge". The Fund receives the entire NAV of its Class A shares sold to investors. ABI's commission is the sales charge shown in the Prospectus less any applicable discount or commission "re-allowed" to selected dealers and agents. ABI will re-allow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, ABI may elect to re-allow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with ABI. A selected dealer who receives a re-allowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

            No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions or (ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC.

            Commissions may be paid to selected dealers or agents who initiate or are responsible for Class A share purchases by a single shareholder in excess of $1,000,000 that are not subject to an initial sales charge at up to the following rates: 1.00% on purchases up to $3,000,000; 0.75% on purchases over $3,000,000 to $5,000,000; and 0.50% on purchases over $5, 000, 000. Commissions are paid based on cumulative purchases by a shareholder over the life of an account with no adjustments for redemptions, transfers or market declines.

            In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

            Class A Shares--Sales at NAV. The Fund may sell its Class A shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

            (i) investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management Division;

            (ii) officers, directors and present and full-time employees of selected dealers or agents; or the spouse or domestic partner, sibling, direct ancestor or direct descendant (collectively, "Relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

            (iii) the Adviser, ABI, ABIS and their affiliates; certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates;

            (iv) persons participating in a fee-based program, sponsored and maintained by a broker-dealer or other financial intermediary and approved by ABI, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services; or clients of broker-dealers or other financial intermediaries approved by ABI who purchase Class A shares for their own accounts through self-directed brokerage accounts with the broker-dealers or financial intermediaries that may or may not charge a transaction fee to its clients;

            (v) certain retirement plan accounts as described under "Alternative Purchase Arrangements--Group Retirement Plans and Tax-Deferred Accounts"; and

            (vi) current Class A shareholders of AllianceBernstein Mutual Funds and investors who receive a "Fair Funds Distribution" (a "Distribution") resulting from an SEC enforcement action against the Adviser and current Class A shareholders of AllianceBernstein Mutual Funds who receive a Distribution resulting from any SEC enforcement action related to trading in shares of AllianceBernstein Mutual Funds who, in each case, purchase shares of an AllianceBernstein Mutual Fund from ABI through deposit with ABI of the Distribution check.

            Class C Shares. Investors may purchase Class C shares at the public offering price equal to the NAV per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

            Contingent Deferred Sales Charge. Class A share purchases of $1,000,000 or more and Class C shares that, in either case, are redeemed within one year of purchase will be subject to a CDSC of 1%, as are Class A share purchases by certain group retirement plans (see "Alternative Purchase Arrangements - Group Retirement Plans and Tax-Deferred Accounts" below). The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

            In determining the CDSC applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class C shares, if applicable, or purchase of CollegeBoundfund units.

            Proceeds from the CDSC are paid to ABI and are used by ABI to defray the expenses of ABI related to providing distribution-related services to the Fund in connection with the sale of Fund shares, such as the payment of compensation to selected dealers and agents for selling Fund shares. The combination of the CDSC and the distribution services fee enables the Fund to sell shares without a sales charge being deducted at the time of purchase.

            The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, (iii) that had been purchased by present or former Directors of the Funds, by the Relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or Relative, or by the estate of any such person or Relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs for Class A Shares - Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, (vi) due to the complete termination of a trust upon the death of the trustor/grantor, beneficiary or trustee but only if the trust termination is specifically provided for in the trust document, or (vii) that had been purchased with proceeds from a Distribution resulting from any SEC enforcement action related to trading in shares of AllianceBernstein Mutual Funds through deposit with ABI of the Distribution check. The CDSC is also waived for (i) permitted exchanges of shares, (ii) holders of Class A shares who purchased $1,000,000 or more of Class A shares where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from ABI or (iii) Class C shares sold through programs offered by financial intermediaries and approved by ABI where such programs offer only shares that are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for each Fund or in the case of a group retirement plan, a single account for each plan, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares.

            Class R Shares. Class R shares are offered to certain group retirement plans. Class R shares are not available to retail non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and to AllianceBernstein-sponsored retirement products. Class R shares incur a .50% distribution services fee and thus have a higher expense ratio and pay correspondingly lower dividends than Class A, Class K and Class I shares.

            Class K Shares. Class K shares are available at NAV to group retirement plans. Class K shares are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein-sponsored retirement products. Class K shares do not have an initial sales charge or CDSC but incur a .25% distribution services fee and (i) thus have a lower expense ratio than Class R shares and pay correspondingly higher dividends than Class R shares and (ii) have a higher expense ratio than Class I shares and pay correspondingly lower dividends than Class I shares.

            Class I Shares. Class I shares are available at NAV to group retirement plans and to certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates. Class I shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and AllianceBernstein-sponsored retirement products. Class I shares do not incur any distribution services fees and will thus have a lower expense ratio and pay correspondingly higher dividends than Class R and Class K shares.

            Class Z Shares. Class Z shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund ("group retirement plans").

            Class Z shares are also available to certain
AllianceBernstein-sponsored group retirement plans. Class Z shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Class Z shares are not currently available to group retirement plans in the AllianceBernstein-sponsored programs known as the "Informed Choice" programs.

            Class Z shares do not incur any distribution services fees and will thus have a lower expense ratio and pay correspondingly higher dividends than Class R and Class K shares.

            Class 1 Shares. Class 1 shares are offered only to Bernstein Clients. Class 1 shares incur a .25% distribution services fee and thus have a lower expense ratio and pay correspondingly higher dividends than Class A and Class C shares.

            Class 2 Shares. Class 2 shares are offered only to institutional clients of the Adviser and Bernstein Clients who meet certain minimum requirements for assets under management with Bernstein after giving effect to their investment in the Fund. Class 2 shares do not incur any distribution services fees and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class C and Class 1 shares.

            Advisor Class Shares. Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by ABI, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that purchase shares directly without the involvement of a financial intermediary, (iii) officers and present or former Directors or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates; or the Relatives of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person; or (iv) by the categories of investors described in clauses (i), (iii) and (iv) under "Class A Shares - Sales at NAV". Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by ABI for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class C, Class R, Class K or Class 1 shares.

Alternative Purchase Arrangements--Group Retirement Plans and Tax-Deferred Accounts
--------------------------------------------------------------------------

            The Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of the Fund. In addition, the Class A CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

            Class A Shares. Class A shares are available at NAV to all AllianceBernstein-sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees. Effective June 30, 2005, for purposes of determining whether a SIMPLE IRA plan has at least $250,000 in plan assets, all of the SIMPLE IRAs of an employer's employees are aggregated. ABI measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not eligible at the beginning of a month for purchases of Class A shares at NAV meets the asset level or number of employees required for such eligibility later in that month, all purchases by the plan will be subject to a sales charge until the next monthly measurement of assets and employees. If a plan terminates the Fund as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1%, 1-year CDSC on redemption. Class A shares are also available at NAV to group retirement plans. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to the Fund's plan.

            Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan assets of less than $1 million. If an AllianceBernstein Link, AllianceBernstein Individual 401(k) or AllianceBernstein SIMPLE IRA plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request ABI in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan's last purchase of Class C shares.

            Class R Shares. Class R shares are available to certain group retirement plans. Class R shares are not subject to a front-end sales charge or CDSC, but are subject to a .50% distribution fee.

            Class K Shares. Class K shares are available to certain group retirement plans. Class K shares are not subject to a front-end sales charge or CDSC, but are subject to a .25% distribution fee.

            Class I Shares. Class I shares are available to certain group retirement plans and certain institutional clients of the Adviser who invest at least $2 million in the Fund. Class I shares are not subject to a front-end sales charge, CDSC or distribution fee.

            Class Z Shares. Class Z shares are available to certain group retirement plans. Class Z shares are not subject to front-end sales charges or CDSCs or distribution fees.

            Choosing a Class of Shares for Group Retirement Plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from the Fund's share class eligibility criteria before determining whether to invest.

            Currently, the Fund makes its Class A shares available at NAV to group retirement plans. Unless waived under the circumstances described above, a 1%, 1-year CDSC applies to the sale of Class A shares by a plan. Because Class K shares have no CDSC and lower Rule 12b-1 distribution fees and Class I shares and Class Z shares have no CDSC or Rule 12b-1 distribution fees, plans should consider purchasing Class K, Class I or Class Z shares, if eligible, rather than Class A shares.

            In selecting among the Class A, Class K and Class R shares, plans purchasing shares through a financial intermediary that is not willing to waive advance commission payments (and therefore are not eligible for the waiver of the 1%, 1-year CDSC applicable to Class A shares) should weigh the following:

      o the Rule 12b-1 distribution fees (0.30%) and the 1%, 1-year CDSC with respect to Class A shares;

      o the higher Rule 12b-1 distribution fees (0.50%) and the absence of a CDSC with respect to Class R shares; and

      o the lower Rule 12b-1 distribution fees (0.25%) and the absence of a CDSC with respect to Class K shares.

            Because Class A and Class K shares have lower Rule 12b-1 distribution fees than Class R shares, plans should consider purchasing Class A or Class K shares, if eligible, rather than Class R shares.

Sales Charge Reduction Programs for Class A Shares
--------------------------------------------------

            The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, the Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction. If the Fund is not notified that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder's account.

            Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of the Fund (and/or any other AllianceBernstein Mutual Fund) into a single "purchase". By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements--Class A Shares". A "purchase" means a single purchase or concurrent purchases of shares of the Fund or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by (i) an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 years purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts; (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company", as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

            Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein Blended Style Series, Inc.
  -AllianceBernstein 2000 Retirement Strategy
  -AllianceBernstein 2005 Retirement Strategy
  -AllianceBernstein 2010 Retirement Strategy
  -AllianceBernstein 2015 Retirement Strategy
  -AllianceBernstein 2020 Retirement Strategy
  -AllianceBernstein 2025 Retirement Strategy
  -AllianceBernstein 2030 Retirement Strategy
  -AllianceBernstein 2035 Retirement Strategy
  -AllianceBernstein 2040 Retirement Strategy
  -AllianceBernstein 2045 Retirement Strategy
  -AllianceBernstein 2050 Retirement Strategy
  -AllianceBernstein 2055 Retirement Strategy
AllianceBernstein Bond Fund, Inc.
  -AllianceBernstein Bond Inflation Strategy
  -AllianceBernstein Government Reserves Portfolio -AllianceBernstein Intermediate Bond Portfolio -AllianceBernstein Limited Duration High Income Portfolio -AllianceBernstein Municipal Bond Inflation Strategy -AllianceBernstein Real Asset Strategy
AllianceBernstein Cap Fund, Inc.
  -AllianceBernstein Dynamic All Market Fund
  -AllianceBernstein Emerging Markets Multi-Asset Portfolio -AllianceBernstein International Discovery Equity Portfolio -AllianceBernstein Market Neutral Strategy - Global -AllianceBernstein Market Neutral Strategy - U.S. -AllianceBernstein Select U.S. Equity Portfolio -AllianceBernstein Select US Long/Short Portfolio -AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Core Opportunities Fund, Inc.
  -AllianceBernstein Discovery Growth Fund, Inc. AllianceBernstein Equity Income Fund, Inc.
AllianceBernstein Exchange Reserves
AllianceBernstein Global Bond Fund, Inc.
AllianceBernstein Global Real Estate Investment Fund, Inc. AllianceBernstein Global Risk Allocation Fund, Inc. AllianceBernstein Global Thematic Growth Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein High Income Fund, Inc.
AllianceBernstein International Growth Fund, Inc. AllianceBernstein Large Cap Growth Fund, Inc. AllianceBernstein Municipal Income Fund, Inc.
  -California Portfolio
  -National Portfolio
  -New York Portfolio
  -AllianceBernstein High Income Municipal Portfolio AllianceBernstein Municipal Income Fund II
  -Arizona Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
AllianceBernstein Trust
AllianceBernstein Discovery Value Fund
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Unconstrained Bond Fund, Inc.
The AllianceBernstein Portfolios
  -AllianceBernstein Balanced Wealth Strategy
  -AllianceBernstein Conservative Wealth Strategy
  -AllianceBernstein Growth Fund
  -AllianceBernstein Tax-Managed Balanced Wealth Strategy -AllianceBernstein Tax-Managed Wealth Appreciation Strategy -AllianceBernstein Tax-Managed Conservative Wealth Strategy -AllianceBernstein Wealth Appreciation Strategy
Sanford C. Bernstein Fund, Inc.
  -Intermediate California Municipal Portfolio
  -Intermediate Diversified Municipal Portfolio
  -Intermediate New York Municipal Portfolio
  -International Portfolio
  -Overlay A Portfolio
  -Overlay B Portfolio
  -Short Duration Portfolio
  -Tax-Aware Overlay A Portfolio
  -Tax-Aware Overlay B Portfolio
  -Tax-Aware Overlay C Portfolio
  -Tax-Aware Overlay N Portfolio
  -AllianceBernstein Tax-Managed International Portfolio

            Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting ABIS at the address or the "For Literature" telephone number shown on the front cover of this SAI or on the Internet at www.AllianceBernstein.com.

            Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of the Fund may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements--Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

            (i)   the investor's current purchase;

            (ii) the higher of cost or NAV (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares held by the investor of any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the investor, his or her spouse or domestic partner, or child under the age of 21 is the participant; and

            (iii) the higher of cost or NAV of all shares described in paragraph
                  (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

            The initial sales charge you pay on each purchase of Class A shares will take into account your accumulated holdings in all classes of shares of AllianceBernstein Mutual Funds. Your accumulated holdings will be calculated as
(a) the value of your existing holdings as of the day prior to your additional investment or (b) the amount you invested, including reinvested dividends but excluding appreciation and less any amount of withdrawals, whichever is higher.

            For example, if an investor owned shares of an AllianceBernstein Mutual Fund that were purchased for $200,000 and were worth $190,000 at their then current NAV and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

            Letter of Intent. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Letter of Intent, which expresses the investor's intention to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent.

            Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Letter of Intent. The AllianceBernstein Mutual Funds will use the higher of cost or current NAV of the investor's existing investments and of those accounts with which investments are combined via Combined Purchase Privileges toward the fulfillment of the Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse or domestic partner each purchase shares of the Fund worth $20,000 (for a total of $40,000), but the current NAV of all applicable accounts is $45,000 at the time a $100,000 Letter of Intent is initiated, it will only be necessary to invest a total of $55,000 during the following 13 months in shares of the Fund or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

            The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

            Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of the Fund can obtain a form of Letter of Intent by contacting ABIS at the address or telephone numbers shown on the cover of this SAI.

            Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this SAI.

            Dividend Reinvestment Program. Under the Fund's Dividend Reinvestment Program, unless you specify otherwise, your dividends and distributions will be automatically reinvested in the same class of shares of the Fund without an initial sales charge or CDSC. If you elect to receive your distributions in cash, you will only receive a check if the distribution is equal to or exceeds $25.00. Distributions of less than $25.00 will automatically be reinvested in Fund shares. To receive distributions of less than $25.00 in cash, you must have bank instructions associated to your account so that distributions can be delivered to you electronically via Electronic Funds Transfer using the Automated Clearing House or "ACH". If you elect to receive distributions by check, your distributions and all subsequent distributions may nonetheless be reinvested in additional shares of the Fund under the following circumstances:

            (a) the postal service is unable to deliver your checks to your address of record and the checks are returned to the Fund's transfer agent as undeliverable; or

            (b) your checks remain uncashed for nine months.

            Additional shares of the Fund will be purchased at the then current NAV. You should contact the Fund's transfer agent to change your distribution option. Your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

            Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

            General. Any shareholder who owns or purchases shares of the Fund having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70 1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. For Class 1 and Class 2 shares, a systematic withdrawal plan is available only to shareholders who own book-entry shares worth $25,000 or more. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

            Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

            Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General". Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

            Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Mutual Fund Application, while current Fund shareholders desiring to do so can obtain an application form by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

            CDSC Waiver for Class A Shares and Class C Shares. Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A or Class C shares in a shareholder's account may be redeemed free of any CDSC.

            With respect to Class A and Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisors and Their Firms
----------------------------------------------

            Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

            In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

            In the case of Class C shares, ABI may pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

            In the case of Class R, Class K and Class 1 shares, up to 100% of the Rule 12b-1 fee applicable to Class R, Class K and Class 1 shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R, Class K and Class 1 shares.

            In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABI may pay a portion of "ticket" or other transactional charges.

            Your financial advisor's firm receives compensation from the Fund, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

      o     upfront sales commissions;

      o     Rule 12b-1 fees;

      o     additional distribution support;

      o     defrayal of costs for educational seminars and training; and

      o payments related to providing sub-accounting or shareholder servicing.

Other Payments for Distribution Services and Educational Support
----------------------------------------------------------------

            In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees", in your Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

            For 2013, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds are expected to be approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $21 million. In 2012, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.0 million, for distribution services and education support related to the AllianceBernstein Mutual Funds.

            A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list". ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

            The Fund and ABI also make payments for sub-accounting or shareholder servicing to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Expenses of the Fund - Transfer Agency Agreement" above. To the extent that these expenses are paid by the Fund, they are included in "Other Expenses" under "Fees and Expenses of the Fund - Annual Fund Operating Expenses" in the Proxy Statement/Prospectus.

            If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

            Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

            ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

      Advisor Group, Inc.
      Ameriprise Financial Services
      AXA Advisors
      Cadaret, Grant & Co.
      CCO Investment Services Corp.
      Chase Investment Services
      Citigroup Global Markets, Inc.
      Commonwealth Financial Network
      Donegal Securities
      Financial Network Investment Company
      LPL Financial
      Merrill Lynch
      Morgan Stanley
      Multi-Financial Securities Corporation
      Northwestern Mutual Investment Services
      PrimeVest Financial Services
      Raymond James
      RBC Wealth Management
      Robert W. Baird
      UBS Financial Services
      Wells Fargo Advisors

            ABI expects that additional firms may be added to this list from time to time.

            Although the Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

--------------------------------------------------------------------------------

                      REDEMPTION AND REPURCHASE OF SHARES

--------------------------------------------------------------------------------

            The following information supplements that set forth in the Proxy Statement/Prospectus. If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. Similarly, if you are a shareholder through a group retirement plan, your plan may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.

Redemption
----------

            Subject only to the limitations described below, the Charter of the Company requires that the Fund redeem the shares tendered to it, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A or Class C shares, there is no redemption charge. Payment of the redemption price normally will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

            The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of the Fund.

            Payment of the redemption price normally will be made in cash but may be made, at the option of the Fund, in kind. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A and Class C shares will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gain (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

            To redeem shares of the Fund by mail, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The Fund may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact ABIS to confirm whether a Medallion Signature Guarantee is needed.

            Telephone Redemption - Payment by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption with payment by electronic funds transfer by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Mutual Fund Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from ABIS (except for certain omnibus accounts). A telephone redemption request for payment by electronic funds transfer may not exceed $100,000, and must be made before the Fund Closing Time, on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

            Telephone Redemption - Payment by Check. Each Fund shareholder is eligible to request redemption with payment by check of Fund shares by telephone at (800) 221-5672 before the Fund Closing Time, on a Fund business day in an amount not exceeding $100,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to ABIS, or by checking the appropriate box on the Mutual Fund Application.

            Telephone Redemptions--General. During periods of drastic economic, market or other developments, such as Hurricane Sandy in 2012, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) held in nominee or "street name" accounts, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iii) held in any retirement plan account. Neither the Fund, the Adviser, ABI nor ABIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

            The Fund may redeem shares through ABI or financial intermediaries. The redemption price will be the NAV next determined after ABI receives the request (less the CDSC, if any, with respect to the Class A and Class C shares), except that requests placed through financial intermediaries before the Fund Closing Time will be executed at the NAV determined as of the Fund Closing Time on that day if received by ABI prior to its close of business on that day (normally 5:00 p.m., Eastern time). The financial intermediary is responsible for transmitting the request to ABI by 5:00 p.m., Eastern Time, (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase and redemption information that was received prior to the close of business to ABI after 5:00 p.m., Eastern time, and receive that day's
NAV). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of the Fund to ABI either directly or through a financial intermediary. Neither the Fund nor ABI charges a fee or commission in connection with the redemption of shares (except for the CDSC, if any, with respect to Class A and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary, the redemption is settled by the shareholder as an ordinary transaction with or through that financial intermediary, who may charge the shareholder for this service. The redemption of shares of the Fund as described above with respect to financial intermediaries is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

Automatic Sale
--------------

            Class 1 Shares. Under certain circumstances, Bernstein may redeem your Class 1 shares of the Fund without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $1,000, Bernstein may, on at least 60 days' prior written notice, sell your remaining Class 1 shares in the Fund and close your account. Bernstein will not close your account if you increase your account balance to $1,000 during the 60-day notice period.

            Class 2 Shares. Under certain circumstances, Bernstein may redeem your Class 2 shares of the Fund without your consent. Maintaining small shareholder accounts is costly. Accordingly, if you make a sale that reduces the value of your account to less than $250,000, Bernstein may, on at least 60 days' prior written notice, sell your remaining Class 2 shares in the Fund and close your account. Bernstein will not close your account if you increase your account balance to $250,000 during the 60 day notice period.

Account Closure
---------------

            The Fund reserves the right to close out an account that has remained below $1,000 for 90 days, except for Class 1 and Class 2 shares as described below. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

            The following information supplements that set forth in the Proxy Statement/Prospectus. The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein.

Automatic Investment Program
----------------------------

            Investors may purchase shares of the Fund through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the financial intermediary designated by the investor at the public offering price next determined after ABI receives the proceeds from the investor's bank. The monthly drafts must be in minimum amounts of either $50 or $200, depending on the investor's initial purchase. If an investor makes an initial purchase of at least $2,500, the minimum monthly amount for pre-authorized drafts is $50. If an investor makes an initial purchase of less than $2,500, the minimum monthly amount for pre-authorized drafts is $200 and the investor must commit to a monthly investment of at least $200 until the investor's account balance is $2,500 or more. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Mutual Fund Application. Current shareholders should contact ABIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

Exchange Privilege
------------------

            You may exchange your investment in the Fund for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you wish to invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser, (ii) present directors or trustees of any AllianceBernstein Mutual Fund, (iii) certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates and (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for a service in the nature of investment advisory or administrative service may, on a tax-free basis, exchange Class A or Class C shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day's NAV, ABIS must receive and confirm a telephone exchange request by the Fund Closing Time, on that day.

            Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption. When redemption occurs, the CDSC applicable to the shares of the AllianceBernstein Mutual Fund you originally purchased for cash is applied.

            Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call ABIS at
(800) 221-5672 to exchange shares. Except with respect to exchanges of Class A or Class C shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted or terminated on 60 days' written notice.

            All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

            Each Fund shareholder and the shareholder's financial intermediary are authorized to make telephone requests for exchanges unless ABIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Mutual Fund Application. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

            Eligible shareholders desiring to make an exchange should telephone ABIS with their account number and other details of the exchange, at (800) 221-5672 before the Fund Closing Time, on a Fund business day as defined above. Telephone requests for exchange received before the Fund Closing Time, on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI.

            A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund.

            None of the AllianceBernstein Mutual Funds, the Adviser, ABI or ABIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

            The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders to reject any order to acquire its shares through exchange or otherwise, to modify, restrict or terminate the exchange privilege.

Statements and Reports
----------------------

            Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent registered public accounting firm, Ernst & Young LLP, as well as a confirmation of each purchase and redemption. By contacting his or her financial intermediary or ABIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

--------------------------------------------------------------------------------

                                NET ASSET VALUE

--------------------------------------------------------------------------------

            The NAV of the Fund is computed at the next close of regular trading on each day the Exchange is open (ordinarily 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's NAV is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A business day is any weekday on which the Exchange is open for trading.

            Portfolio securities are valued at current market value or at fair value as determined in accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures (the "Pricing Policies") established by and under the general supervision of the Board. The Board has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies. The Adviser has established a Valuation Committee, which operates under policies and procedures approved by the Boards, to value a Fund's assets on behalf of the Fund.

            Whenever possible, securities are valued based on market information on the business day as of which the value is being determined as follows:

            (a) a security listed on the Exchange, or on another national or foreign exchange (other than securities listed on the NASDAQ Stock Exchange ("NASDAQ")), is valued at the last sale price reflected on the consolidated tape at the close of the exchange. If there has been no sale on the relevant business day, the security is valued at the last traded price from the previous day. On the following day, the security is valued in good faith at fair value by, or in accordance with procedures approved by, the Board;

            (b) a security traded on NASDAQ is valued at the NASDAQ Official Closing Price;

            (c) a security traded on more than one exchange is valued in accordance with paragraph (a) above by reference to the principal exchange on which securities are traded;


            (d) a listed or OTC put or call option is valued at the mid level between the current bid and asked prices (for options or futures contracts, see item (e)). If neither a current bid or a current ask price is available, the Adviser will have discretion to determine the best valuation (e.g., last trade price) and then bring the issue to the Valuation Committee the next day;

            (e) an open futures contract and any option thereon is valued at the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the relevant business day, the security is valued at the last available closing settlement price;

            (f) a listed right is valued at the last traded price provided by approved vendors. If there has been no sale on the relevant business day, the right is valued at the last traded price from the previous day. On the following day, the security is valued in good faith at fair value. For an unlisted right, the calculation used in determining a value is the price of the reference security minus the subscription price multiplied by the terms of the right. There may be some instances when the subscription price is greater than the referenced security right. In such instances, the right would be valued as worthless;

            (g) a listed warrant is valued at the last traded price provided by approved vendors. If there is no sale on the relevant business day, the warrant is valued at the last traded price from the previous day. On the following day, the security is valued in good faith at fair value. All unlisted warrants are valued in good faith at fair value. Once a warrant has expired, it will no longer be valued;

            (h) preferred securities are valued based on prices received from approved vendors that use last trade data for listed preferreds and evaluated bid prices for non-listed preferreds, as well as for listed preferreds when there is no trade activity;

            (i) a U.S. Government security and any other debt instrument having 60 days or less remaining until maturity generally is valued at amortized cost if its original maturity was 60 days or less, or by amortizing its fair value as of the 61st day prior to maturity if the original term to maturity exceeded 60 days, unless in either case the Adviser determines, in accordance with procedures established by the Board, that this method does not represent fair value. The Adviser is responsible for monitoring whether any circumstances have occurred that indicate that the use of amortized cost method for any security is not appropriate due to such factors as, but not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates;

            (j) a fixed-income security is typically valued on the basis of bid prices provided by an approved pricing vendor when the Adviser believes that such prices reflect the fair market value of the security. In certain markets, the market convention may be to use the mid price between bid and offer. Fixed-income securities may be valued on the basis of mid prices when the approved pricing vendor normally provides mid prices, reflecting the conventions of the particular markets. The prices provided by a pricing vendor may take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. If the Adviser determines that an appropriate pricing vendor does not exist for a security in a market that typically values such securities on the basis of a bid price or prices for a security are not available from a pricing source, the security is valued on the basis of a quoted bid price or spread over the applicable yield curve (a bid spread) by a broker/dealer in such security. The second highest price will be utilized whenever two or more quoted bid prices are obtained. If an appropriate pricing vendor does not exist for a security in a market where convention is to use the mid price, the security is valued on the basis of a quoted mid price by a broker-dealer in such security. The second highest price will be utilized whenever two or more quoted mid prices are obtained;

            (k) a mortgage-backed or asset-backed security is valued on the basis of bid prices obtained from pricing vendors or bid prices obtained from multiple major broker-dealers in the security when the Adviser believes that these prices reflect the market value of the security. In cases in which broker-dealer quotes are obtained, the Adviser has procedures for using changes in market yields or spreads to adjust, on a daily basis, a recently obtained quoted bid price on a security. The second highest price will be utilized whenever two or more quoted bid prices are obtained;

            (l) bank loans are valued on the basis of bid prices provided by a pricing vendor;

            (m) bridge loans are valued at the outstanding loan amount unless it is determined by the Valuation Committee that any particular bridge loan should be valued at something other than outstanding loan amount. This may occur, due to, for example, a significant change in the high-yield market and/or a significant change in the status of any particular issuer or issuers of bridge loans;

            (n) whole loans: residential and commercial mortgage whose loans and whole loan pools are market priced by an approved vendor;

            (o) forward and spot currency pricing is provided by an approved vendor. The rate provided by the approved vendor is a mid price for forward and spot rates. In most instances whenever both an "onshore" rate and an "offshore" (i.e., non deliverable forward "NDF") rate is available, the Adviser will use the offshore (NDF) rate. NDF contracts are used for currencies where it is difficult (and sometimes impossible) to take actual delivery of the currency;

            (p) swap pricing: Various approved external vendors are used to obtain pricing information and analysis. This information is placed into various pricing models (depending on the type of derivative) to devise a price for each investment. These pricing models are monitored/reviewed on an ongoing basis by the Adviser;

            (q) interest rate caps and floors are valued at the present value of the agreements, which is provided by approved vendors; and

            (r) open-end mutual funds are valued at the closing NAV per share and closed-end funds and exchange-traded funds are valued at the closing market price per share.

            The Fund values its securities at their current market value determined on the basis of market quotations as set forth above or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Board. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

            The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

            Subject to their oversight, the Directors have delegated responsibility for valuing the Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Directors, to value the Fund's assets on behalf of the Fund. The Valuation Committee values Fund assets as described above.

            The Board may suspend the determination of the Fund's NAV (and the offering and sales of shares), subject to the rules of the SEC and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or
(3) for the protection of shareholders, the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

            For purposes of determining the Fund's NAV per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. Dollars at the mean of the current bid and asked prices of such currency against the U.S. Dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board.

            The assets attributable to each class of shares are invested together in a single portfolio for the Fund. The NAV of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

            Dividends paid by the Fund, if any, with respect to Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the distribution services fee applicable to a class of shares (if any), and the transfer agency costs relating to a class of shares, will be borne exclusively by the class to which they relate.

            The following summary addresses only the principal U.S. federal income tax considerations pertinent to the Fund and to shareholders of the Fund. This summary does not address the U.S. federal income tax consequences of owning shares to all categories of investors, some of which may be subject to special rules. This summary is based upon the advice of counsel for the Fund and upon current law and interpretations thereof. No confirmation has been obtained from the relevant tax authorities. There is no assurance that the applicable laws and interpretations will not change.

            In view of the individual nature of tax consequences, each shareholder is advised to consult the shareholder's own tax adviser with respect to the specific tax consequences of being a shareholder of the Fund, including the effect and applicability of federal, state, local, foreign and other tax laws and the effects of changes therein.

United States Federal Income Taxation of Dividends and Distributions
--------------------------------------------------------------------

General
-------

            The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currency or net income derived from interests in certain qualified publicly traded partnerships; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies), securities (other than securities of other regulated investment companies) of any two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or securities of one or more qualified publicly traded partnerships.

            If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its investment company taxable income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss) it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

            The Fund will also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to the shareholders equal to at least the sum of (i) 98% of its ordinary income for that year, (ii) 98.2% of its capital gain net income for the twelve-month period ending on October 31 that year or, if later during the calendar year, the last day of the Fund's taxable year (i.e., November 30 or December 31) if the Fund so elects, and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during that year. Special rules apply to foreign currency gains and certain income derived from passive foreign investment companies for which the Fund has made a "mark-to-market" election. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund during such year. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December of a given year but actually paid during the immediately following January will be treated as if paid by the Fund on December 31 of such earlier calendar year, and will be taxable to these shareholders in the year declared, and not in the year in which the shareholders actually receive the dividend.

            The information set forth in the Proxy Statement/Prospectus and the following discussion relate solely to the significant U.S. federal income taxes on dividends and distributions by the Fund and assume that the Fund qualifies to be taxed as a regulated investment company. An investor should consult his or her own tax advisor with respect to the specific tax consequences of being a shareholder in the Fund, including the effect and applicability of federal, state, local and foreign tax laws to his or her own particular situation and the possible effects of changes therein.

Dividends and Distributions
---------------------------

            The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income and excise taxes. Income dividends and capital gains distributions are paid annually, generally in December. Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. The investment objective of the Fund is such that only a small portion, if any, of the Fund's distributions is expected to qualify for the dividends-received deduction for corporate shareholders.

            Some or all of the distributions from the Fund may be treated as "qualified dividend income", taxable to individuals, trusts and estates at the reduced tax rates applicable to long-term capital gains. A distribution from the Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic corporations and certain qualified foreign corporations, and provided that the Fund meets certain holding period and other requirements with respect to the security paying the dividend. In addition, the shareholder must meet certain holding period requirements with respect to the shares of the Fund in order to take advantage of this preferential tax rate. To the extent distributions from the Fund are attributable to other sources, such as taxable interest or short-term capital gains, dividends paid by the Fund will not be eligible for the lower rates. The Fund will notify shareholders as to how much of the Fund's distributions, if any, would qualify for the reduced tax rate, assuming that the shareholder also satisfies the holding period requirements.

            Distributions of net capital gain are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the NAV of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

            After the end of the calendar year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

            Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss if the Fund shares are held as a capital asset, and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

            Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a reacquisition if made within the period. If a loss is disallowed, then such loss will be reflected in an upward adjustment to the basis of the shares acquired.

            Cost Basis Reporting. As part of the Energy Improvement and Extension Act of 2008, mutual funds are required to report to the Internal Revenue Service the "cost basis" of shares acquired by a shareholder on or after January 1, 2014 ("covered shares") and subsequently redeemed. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. The "cost basis" of a share is generally its purchase price adjusted for dividends, return of capital, and other corporate actions. Cost basis is used to determine whether a sale of the shares results in a gain or loss. The amount of gain or loss recognized by a shareholder on the sale or redemption of shares is generally the difference between the cost basis of such shares and their sale price. If you redeem covered shares during any year, then the Fund will report the cost basis of such covered shares to the IRS and you on Form 1099-B along with the gross proceeds received on the redemption, the gain or loss realized on such redemption and the holding period of the redeemed shares.

            Your cost basis in your covered shares is permitted to be calculated using any one of three alternative methods: Average Cost, First In-First Out
(FIFO) and Specific Share Identification. You may elect which method you want to use by notifying the Fund. This election may be revoked or changed by you at any time up to the date of your first redemption of covered shares. If you do not affirmatively elect a cost basis method then the Fund's default cost basis calculation method, which is currently the Average Cost method - will be applied to your account(s). The default method will also be applied to all new accounts established unless otherwise requested.

            If you hold Fund shares through a broker (or another nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account.

            You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

            Qualified Plans. A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, section 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

            Backup Withholding. Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax (currently at a rate of 28%) if such shareholder fails to provide the Fund with his or her correct taxpayer identification number, fails to make required certifications, or is notified by the IRS that he or she is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's U.S. federal income tax liability or refunded by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

            Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

            If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to include in gross income (in addition to taxable dividends actually received), their respective pro-rata shares of foreign taxes paid by the Fund; (ii) treat their pro rata share of such foreign taxes as having been paid by them; and (iii) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. A shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date.

            Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such "pass through" of foreign taxes.

            The federal income tax status of each year's distributions by the Fund will be reported to shareholders and to the IRS. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

United States Federal Income Taxation of the Fund
-------------------------------------------------

            The following discussion relates to certain significant U.S. federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

            Options, Futures Contracts, and Forward Foreign Currency Contracts. Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts other than forward foreign currency contracts will be considered 60% long-term and 40% short-term capital gain or loss. Gain or loss realized by the Fund on forward foreign currency contracts will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

            Gain or loss realized by the Fund on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as section 988 gain or loss and will therefore be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's net investment income available to be distributed to shareholders as ordinary income, as described above. The amount of such gain or loss shall be determined by subtracting the amount paid, if any, for or with respect to the option (including any amount paid by the Fund upon termination of an option written by the Fund) from the amount received, if any, for or with respect to the option (including any amount received by the Fund upon termination of an option held by the Fund). In general, if the Fund exercises such an option on a foreign currency, or if such an option that the Fund has written is exercised, gain or loss on the option will be recognized in the same manner as if the Fund had sold the option (or paid another person to assume the Fund's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option. The foregoing rules will also apply to other put and call options which have as their underlying property foreign currency and which are traded over-the-counter or on certain foreign exchanges to the extent gain or loss with respect to such options is attributable to fluctuations in foreign currency exchange rates.

            Tax Straddles. Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

            Currency Fluctuations -- "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Because section 988 losses reduce the amount of ordinary dividends the Fund will be allowed to distribute for a taxable year, such section 988 losses may result in all or a portion of prior dividend distributions for such year being recharacterized as a non-taxable return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares. To the extent that such distributions exceed such shareholder's basis, each will be treated as a gain from the sale of shares.

Other Taxes
-----------

            The Fund may be subject to other state and local taxes.

Taxation of Foreign Stockholders
--------------------------------

            Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

            If the income from the Fund is not effectively connected with the foreign shareholder's U.S. trade or business, then, except as discussed below, distributions of the Fund attributable to ordinary income and short-term capital gain paid to a foreign shareholder by the Fund will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. However, distributions of the Fund attributable to short-term capital gains and U.S. source portfolio interest income paid during taxable years of the Fund beginning before January 1, 2012 will not be subject to this withholding tax.

            A foreign shareholder generally would be exempt from federal income tax on distributions of the Fund attributable to net long-term capital gain and on gain realized from the sale or redemption of shares of the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

            If the income from the Fund is effectively connected with a foreign shareholder's U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

            The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

            The tax rules of other countries with respect to an investment in the Fund can differ from the federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

            Subject to the general oversight of the Board, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as "best execution"). The Fund does not consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such consideration.

            When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. In these cases, the transaction cost charged by the executing broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

            Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impracticable to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

            The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts. Research services furnished by broker-dealers as a result of the placement of Fund brokerage could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Fund.

            The Fund may deal in some instances in securities that are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

            Investment decisions for the Fund are made independently from those for other investment companies and other advisory accounts managed by the Adviser. It may happen, on occasion, that the same security is held in the portfolio of the Fund and one or more of such other companies or accounts. Simultaneous transactions are likely when several funds or accounts are managed by the same Adviser, particularly when a security is suitable for the investment objectives of more than one of such companies or accounts. When two or more companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

            Allocations are made by the officers of the Fund or of the Adviser. Purchases and sales of portfolio securities are determined by the Adviser and are placed with broker-dealers by the order department of the Adviser.

            Many of the Fund's portfolio transactions in equity securities will occur on foreign stock exchanges. Transactions on stock exchanges involve the payment of brokerage commissions. On many foreign stock exchanges these commissions are fixed. Securities traded in foreign over-the-counter markets (including most fixed-income securities) are purchased from and sold to dealers acting as principal. Over-the-counter transactions generally do not involve the payment of a stated commission, but the price usually includes an undisclosed commission or markup. The prices of underwritten offerings, however, generally include a stated underwriter's discount. The Adviser expects to effect the bulk of its transactions in securities of companies based in foreign countries through brokers, dealers or underwriters located in such countries. U.S. Government or other U.S. securities constituting permissible investments will be purchased and sold through U.S. brokers, dealers or underwriters.

            The Fund may, from time to time, place orders for the purchase or sale of securities (including listed call options) with SCB & Co., an affiliate of the Adviser (the "Affiliated Broker"). In such instances the placement of orders with such broker would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that the Affiliated Broker is an affiliate of the Adviser. With respect to orders placed with the Affiliated Broker for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

Disclosure of Portfolio Holdings
--------------------------------

            The Fund believes that the ideas of the Adviser's investment staff should benefit the Fund and its shareholders, and does not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or using Fund information for stock picking. However, the Fund also believes that knowledge of the Fund's portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

            The Adviser has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. The policies and procedures relating to disclosure of the Fund's portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the Fund's operation or useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis.

            The Fund includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, the Adviser may post portfolio holdings information on the Adviser's website (www.AllianceBernstein.com). The Adviser generally posts on the website a complete schedule of the Fund's portfolio securities, generally as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by the Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by the portfolio security. In addition to the schedule of portfolio holdings, the Adviser posts information about the number of securities the Fund holds, a summary of the Fund's top ten holdings (including name and the percentage of the Fund's assets invested in each holding), and a percentage breakdown of the Fund's investments by credit risk or securities type, as applicable, approximately 45 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

            The Adviser may distribute or authorize the distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser's employees and affiliates that provide services to the Fund. In addition, the Adviser may distribute or authorize distribution of information about the Fund's portfolio holdings that is not publicly available, on the website or otherwise, (i) to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Fund (including, without limitation, pricing services and proxy voting services), (ii) to facilitate the review of the Fund by rating agencies, (iii) for the purpose of due diligence regarding a merger or acquisition, or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders. The Adviser does not expect to disclose information about the Fund's portfolio holdings to individual or institutional investors in the Fund or to intermediaries that distribute the Fund's shares without making such information public as described herein. Information may be disclosed with any frequency and any lag, as appropriate.

            Before any non-public disclosure of information about the Fund's portfolio holdings is permitted, however, the Adviser's Chief Compliance Officer (or his designee) must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.

            The Adviser has established procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies. Only the Adviser's Chief Compliance Officer (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser's product management group determines that the disclosure serves a legitimate business purpose of the Fund and is in the best interest of the Fund's shareholders. The Adviser's Chief Compliance Officer (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Fund and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by the Adviser's Chief Compliance Officer (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser's policy and any applicable confidentiality agreement. The Adviser's Chief Compliance Officer or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Board on a quarterly basis. If the Board determines that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

            In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Fund's portfolio holdings: (i) the Fund's independent registered public accounting firm, for use in providing audit opinions; (ii) RR Donnelley Financial, Data Communique International and, from time to time, other financial printers, for the purpose of preparing Fund regulatory filings; (iii) the Fund's custodian in connection with its custody of the Fund's assets; (iv) Institutional Shareholder Services, Inc, for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing the Fund's portfolio holdings information unless specifically authorized.

--------------------------------------------------------------------------------

                              GENERAL INFORMATION

--------------------------------------------------------------------------------

            The Fund is a series of AllianceBernstein Cap Fund, Inc., a Maryland corporation. The Fund was organized in 2013 under the name "AllianceBernstein Concentrated Growth Fund".

            The Board is authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Board may create additional series of shares in the future, for reasons such as the desire to establish one or more additional portfolios of the Fund with different investment objectives, policies or restrictions. Any issuance of shares of another series would be governed by the 1940 Act and the laws of the State of Maryland.

            It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law or in accordance with an undertaking by the Adviser to the SEC. Shareholders have available certain procedures for the removal of Directors.

            A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current NAV of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios and additional classes of shares within the Fund. If an additional portfolio or an additional class within the Fund were established, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as separate series.

            Each class of shares of the Fund represents an interest in the same portfolio of investments and has the same rights and is identical in all respects, except that each class of shares bears its own Rule 12b-1 fees (if any) and transfer agency expenses. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

Principal Holders
-----------------

            No shareholders owned of record or beneficially, 5% or more of a class of outstanding shares of the Fund as of the date of this SAI.

Custodian and Accounting Agent
------------------------------

            State Street Bank and Trust Company ("State Street"), One Lincoln Street, Boston, MA 02111, acts as the Fund's custodian for the assets of the Fund but plays no part in deciding on the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, State Street may enter into subcustodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter
---------------------

            ABI, an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, NY 10105, is the principal underwriter of shares of the Fund, and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution Services Agreement, the Fund has agreed to indemnify ABI, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

            Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Seward & Kissel LLP, New York, NY 10004.

Independent Registered Public Accounting Firm
---------------------------------------------

            Ernst & Young LLP, 5 Times Square, New York, NY 10036, has been appointed as the independent registered public accounting firm for the Fund.

Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

            The Fund, the Adviser and ABI have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

            The Fund has adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix A.

Additional Information
----------------------

            Shareholder inquiries may be directed to the shareholder's financial intermediary or to ABIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or on the Internet at www.AllianceBernstein.com.

--------------------------------------------------------------------------------

        FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM

--------------------------------------------------------------------------------

            The Financial Statements of the Fund are not available because the Fund has not yet commenced operations.

--------------------------------------------------------------------------------

                                  APPENDIX A:
                           STATEMENT OF POLICIES AND
                          PROCEDURES FOR PROXY VOTING

--------------------------------------------------------------------------------

1.    Introduction

As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are intended to maximize long-term shareholder value. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that environmental, social and governance ("ESG") issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. For additional information regarding our ESG policies and practices, please refer to our firm's Statement of Policy Regarding Responsible Investment.

We consider ourselves shareholder advocates and take this responsibility very seriously. Consistent with our commitments, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, our Proxy Committee may, after careful consideration, choose to respond to surveys so long as doing so does not compromise confidential voting.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein's investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.    Proxy Policies

Our proxy voting policies are principle-based rather than rules-based. We adhere to a core set of principles that are described in this Statement and in our Proxy Voting Manual. We assess each proxy proposal in light of those principles. Our proxy voting "litmus test" will always be what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders. In addition, if we determine that ESG issues that arise with respect to an issuer's past, current or anticipated behaviors are, or are reasonably likely to become, material to its future earnings, we address these concerns in our proxy voting and engagement.

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

2.1.                        Corporate Governance

We recognize the importance of good corporate governance in our proxy voting policies and engagement practices in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on boards and key committees. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2.                       Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons to oppose directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may vote against directors (or withhold votes for directors where plurality voting applies) who fail to act on key issues such as failure to implement proposals to declassify the board, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will vote against directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not oppose directors who meet the definition of independence promulgated by the primary exchange on which the company's shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

2.3.                       Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company's independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

2.4.               Changes in Legal and Capital Structure

Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management's recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.         Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.               Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.                       Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.                       Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. In markets where remuneration reports or advisory votes on executive compensation are not required for all companies, we will generally support shareholder proposals asking the board to adopt a policy (i.e., "say on pay") that the company's shareholders be given the opportunity to vote on an advisory resolution to approve the compensation practices of the company. Although "say on pay" votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing the value of the company. In markets where votes to approve remuneration reports or advisory votes on executive compensation are required, we review the compensation practices on a case-by-case basis. With respect to companies that have received assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission ("SEC") took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued modified executive compensation and corporate governance disclosure rules in 2006 and February 2010. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. We will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9.                                 ESG

We are appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that ESG issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment and proxy voting processes to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. For additional information regarding our approach to incorporating ESG issues in our investment and decision-making processes, please refer to our RI Policy, which is attached to this Statement as an Exhibit.

Shareholder proposals relating to environmental, social (including political) and governance issues often raise complex and controversial issues that may have both a financial and non-financial effect on the company. And while we recognize that the effect of certain policies on a company may be difficult to quantify, we believe it is clear that they do affect the company's long-term performance. Our position in evaluating these proposals is founded on the principle that we are a fiduciary. As such, we carefully consider any factors that we believe could affect a company's long-term investment performance (including ESG issues) in the course of our extensive fundamental, company-specific research and engagement, which we rely on in making our investment and proxy voting decisions. Maximizing long-term shareholder value is our overriding concern when evaluating these matters, so we consider the impact of these proposals on the future earnings of the company. In so doing, we will balance the assumed cost to a company of implementing one or more shareholder proposals against the positive effects we believe implementing the proposal may have on long-term shareholder value.

3.    Proxy Voting Procedures

3.1.                             Engagement

In evaluating proxy issues and determining our votes, we welcome and seek out the points of view of various parties. Internally, the Proxy Committee may consult chief investment officers, directors of research, research analysts across our value and growth equity platforms, portfolio managers in whose managed accounts a stock is held and/or other Investment Policy Group members. Externally, the Proxy Committee may consult company management, company directors, interest groups, shareholder activists and research providers. If we believe an ESG issue is, or is reasonably likely to become, material, we engage a company's management to discuss the relevant issues.

3.2.                        Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer's proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the Proxy Committee and adherence to these policies ensures that proxies are voted based solely on our clients' best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the Proxy Committee taking reasonable steps to evaluate (A) the nature of AllianceBernstein's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote;
(ii) requiring anyone involved in the decision making process to disclose to the Chair of the Proxy Committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the Proxy Committee takes reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.3.                 Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

AllianceBernstein seeks to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in non-US markets, administrative issues beyond our control may at times prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices after the cut-off date for voting or without sufficient time to fully consider the proxy. As another example, certain markets require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing AllianceBernstein's voting instructions.

3.4.                          Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.                           Proxy Committee

We have formed a Proxy Committee, which includes investment professionals from both our growth and value equities teams, which is directly involved in the decision-making process to ensure that our votes are guided by the investment professionals who are most familiar with a given company. The Proxy Committee establishes general proxy policies for AllianceBernstein and considers specific proxy voting matters as necessary. The Proxy Committee periodically reviews these policies and new types of environmental, social and governance issues, and decides how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the Proxy Committee will evaluate the proposal. In addition, the Proxy Committee, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues.

Different investment philosophies may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Committee making different voting decisions on the same proposal for value and growth holdings. Nevertheless, the Proxy Committee always votes proxies with the goal of maximizing the value of the securities in client portfolios.

It is the responsibility of the Proxy Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to evaluate proxies where we face a potential conflict of interest (as discussed in section 3.2), to consider changes in policy and to review the Proxy Voting Statement and the Proxy Voting Manual no less frequently than annually. In addition, the Proxy Committee meets as necessary to address special situations.

Members of the Proxy Committee include senior investment personnel and representatives of the Legal and Compliance Department. The Proxy Committee is chaired by Linda Giuliano, Senior Vice President and Chief Administrative Officer-Equities.

      Proxy Committee
      ---------------
      Vincent DuPont: SVP-Equities
      Linda Giuliano: SVP-Equities
      Stephen Grillo: VP-Equities
      David Lesser:   VP-Legal
      Mark Manley:    SVP-Legal
      Andrew Weiner:  SVP-Equities

3.6.                        Proxy Voting Records

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, go to the Securities and Exchange Commission's web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

                                                                         Exhibit

                         Statement of Policy Regarding
                             Responsible Investment
                     Principles for Responsible Investment,
                    ESG, and Socially Responsible Investment

1. Introduction
AllianceBernstein L.P. ("AllianceBernstein" or "we") is appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients' objective is to maximize the financial return of their portfolios within appropriate risk parameters. AllianceBernstein has long recognized that environmental, social and governance ("ESG") issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.

Our policy draws a distinction between how the Principles for Responsible Investment ("PRI" or "Principles"), and Socially Responsible Investing ("SRI") incorporate ESG factors. PRI is based on the premise that, because ESG issues can affect investment performance, appropriate consideration of ESG issues and engagement regarding them is firmly within the bounds of a mainstream investment manager's fiduciary duties to its clients. Furthermore, PRI is intended to be applied only in ways that are consistent with those mainstream fiduciary duties.

SRI, which refers to a spectrum of investment strategies that seek to integrate ethical, moral, sustainability and other non-financial factors into the investment process, generally involves exclusion and/or divestment, as well as investment guidelines that restrict investments. AllianceBernstein may accept such guideline restrictions upon client request.

2. Approach to ESG
Our long-standing policy has been to include ESG factors in our extensive fundamental research and consider them carefully when we believe they are material to our forecasts and investment decisions. If we determine that these aspects of an issuer's past, current or anticipated behavior are material to its future expected returns, we address these concerns in our forecasts, research reviews, investment decisions and engagement. In addition, we have well-developed proxy voting policies that incorporate ESG issues and engagement.

3. Commitment to the PRI
In recent years, we have gained greater clarity on how the PRI initiative, based on information from PRI Advisory Council members and from other signatories, provides a framework for incorporating ESG factors into investment research and decision-making. Furthermore, our industry has become, over time, more aware of the importance of ESG factors. We acknowledge these developments and seek to refine what has been our process in this area.

After careful consideration, we determined that becoming a PRI signatory would enhance our current ESG practices and align with our fiduciary duties to our clients as a mainstream investment manager. Accordingly, we became a signatory, effective November 1, 2011.

In signing the PRI, AllianceBernstein as an investment manager publicly commits to adopt and implement all six Principles, where consistent with our fiduciary responsibilities, and to make progress over time on implementation of the Principles.

The six Principles are:

1. We will incorporate ESG issues into investment research and decision-making processes. AllianceBernstein Examples: ESG issues are included in the research analysis process. In some cases, external service providers of ESG-related tools are utilized; we have conducted proxy voting training and will have continued and expanded training for investment professionals to incorporate ESG issues into investment analysis and decision-making processes across our firm.

2. We will be active owners and incorporate ESG issues into our ownership policies and practices.

AllianceBernstein Examples: We are active owners through our proxy voting process (for additional information, please refer to our Statement of Policies and Procedures for Proxy Voting Manual); we engage issuers on ESG matters in our investment research process (we define "engagement" as discussions with management about ESG issues when they are, or we believe they are reasonably likely to become, material).

3. We will seek appropriate disclosure on ESG issues by the entities in which we invest.

AllianceBernstein Examples: Generally, we support transparency regarding ESG issues when we conclude the disclosure is reasonable. Similarly, in proxy voting, we will support shareholder initiatives and resolutions promoting ESG disclosure when we conclude the disclosure is reasonable.

4. We will promote acceptance and implementation of the Principles within the investment industry.

AllianceBernstein Examples: By signing the PRI, we have taken an important first step in promoting acceptance and implementation of the six Principles within our industry.

5. We will work together to enhance our effectiveness in implementing the Principles.

AllianceBernstein Examples: We will engage with clients and participate in forums with other PRI signatories to better understand how the PRI are applied in our respective businesses. As a PRI signatory, we have access to information, tools and other signatories to help ensure that we are effective in our endeavors to implement the PRI.

6. We will report on our activities and progress towards implementing the Principles. AllianceBernstein Examples: We will respond to the 2012 PRI questionnaire and disclose PRI scores from the questionnaire in response to inquiries from clients and in requests for proposals; we will provide examples as requested concerning active ownership activities (voting, engagement or policy dialogue).

4. RI Committee
Our firm's RI Committee provides AllianceBernstein stakeholders, including employees, clients, prospects, consultants and service providers alike, with a resource within our firm on which they can rely for information regarding our approach to ESG issues and how those issues are incorporated in different ways by the PRI and SRI. Additionally, the RI Committee is responsible for assisting AllianceBernstein personnel to further implement our firm's RI policies and practices, and, over time, to make progress on implementing all six Principles.

The RI Committee has a diverse membership, including senior representatives from investments, distribution/sales and legal. The Committee is chaired by Linda Giuliano, Senior Vice President and Chief Administrative Officer-Equities.

If you have questions or desire additional information about this Policy, we encourage you to contact the RI Committee at RIinquiries@alliancebernstein.com or reach out to a Committee member:

Erin Bigley: SVP-Fixed Income, New York
Alex Chaloff: SVP-Private Client, Los Angeles
Nicholas Davidson: SVP-Value, London
Kathy Fisher: SVP-Private Client, New York
Linda Giuliano: SVP-Equities, New York
Christopher Kotowicz: VP-Growth, Chicago
David Lesser: VP-Legal, New York
Mark Manley: SVP-Legal, New York
Takuji Oya: VP-Growth, Japan
Guy Prochilo: SVP-Institutional Investments, New York
Nitish Sharma: VP-Institutional Investments, Australia
Liz Smith: SVP-Institutional Investments, New York
Willem Van Gijzen: VP-Institutional Investments, Netherlands

                                     PART C
                               OTHER INFORMATION

ITEM  15. Indemnification.

      It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article NINTH of Registrant's Articles of Restatement of Articles of Incorporation, filed as Exhibit (a) in response to
Item 28 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 3, 2011, Article IX of the Registrant's Amended and Restated By-Laws filed as Exhibit (b) in response to Item 28 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on August 30, 2006 and Section 10 of the Distribution Services Agreement filed as Exhibit (e)(1) in response to Item 28 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on January 30, 1998., all as set forth below. The liability of the Registrant's directors and officers is dealt with in Article NINTH of Registrant's articles of Restatement of Articles of Incorporation, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Contract filed as Exhibit (d) in response to Item 28 of the Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on February 28, 2013, as set forth below.

      Article NINTH of the Registrant's Articles of Restatement of Articles of Incorporation reads as follows:

      NINTH: (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

      (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with the law. The Board of Directors may by By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

      (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall effect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

      ARTICLE IX of the Registrant's Amended and Restated By-Laws reads as follows:

      To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to
(a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The termination of any claim, action, suit or other proceeding involving any person, by judgment, settlement (whether with or without court approval) or conviction or upon a plea of guilty or nolo contendere, or its equivalent, shall not create a presumption that such person did not meet the standards of conduct required for indemnification or payment of expenses to be required or permitted under Maryland law, these Bylaws or the Charter. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

      Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

      The Investment Advisory Contract between the Registrant and AllianceBernstein L.P. provides that AllianceBernstein L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever, except for lack of good faith, and that nothing therein shall be deemed to protect, or purport to protect, AllianceBernstein L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of reckless disregard of its obligations and duties thereunder.

      The Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. ("ABI") provides that Registrant will indemnify, defend and hold ABI and any person who controls it within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which ABI or any such controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's registration statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading, provided that nothing therein shall be so construed as to protect ABI against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence with the performance of its duties thereunder, or by reason of reckless disregard of its obligation and duties thereunder.

         The foregoing summaries are qualified by the entire text of Registrant's articles of Restatement of Articles of Incorporation, Amended and Restated By-Laws, the Investment Advisory Contact between the Registrant and AllianceBernstein L.P. and the Distribution Services Agreement between the Registrant and ABI.

      Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

      In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment adviser and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

ITEM  16. Exhibits

      (1)   (a)   Articles of Amendment and Restatement of Articles of
                  Incorporation of Registrant, dated May 11, 2011 and filed May
                  16, 2011 - Incorporated by reference to Exhibit (a) to
                  Post-Effective Amendment No. 96 of Registrant's Registration
                  Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 3, 2011.

            (b) Articles Supplementary to Articles of Incorporation of Registrant, dated June 15, 2011 and filed June 17, 2011 - Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 97 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 17, 2011.

            (c) Articles Supplementary to Articles of Incorporation of Registrant, dated September 21, 2011 and filed September 21, 2011 - Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 105 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on September 22, 2011.

            (d) Articles Supplementary to Articles of Incorporation of Registrant, dated August 5, 2011 and filed August 8, 2011 - Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 106 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on September 23, 2011.

            (e) Articles Supplementary to Articles of Incorporation of Registrant, dated November 30, 2011 and filed December 27, 2011 - Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 117 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 29, 2012.

            (f) Articles Supplementary to Articles of Incorporation of Registrant, dated November 21, 2012 and filed November 21, 2012 - Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 130 to Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on December 11, 2012.

            (g) Articles Supplementary to Articles of Incorporation of Registrant, dated November 19, 2013 and filed November 20, 2013 - Filed herewith.

      (2) Amended and Restated By-Laws of Registrant - Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 81 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on August 30, 2006.

      (3)   Voting Trust Agreements. - Not applicable.

      (4) Form of Plan of Acquisition and Liquidation - filed as Appendix A to the Proxy Statement/Prospectus.

      (5) Instruments defining the rights of holders of the securities being registered - Not applicable.

      (6) Investment Advisory Contract between the Registrant and AllianceBernstein L.P., dated July 22, 1992, as amended September 7, 2004, December 15, 2004, December 23, 2009, August 2, 2010, October 26, 2010, July 6, 2011, August 31, 2011, December 8, 2011, December
            15, 2011, September 27, 2012 and December 12, 2012 - Incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 132 to Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on February 28, 2013.

      (7)   (a)   Distribution Services Agreement between the Registrant and
                  AllianceBernstein Investments, Inc. (formerly known as
                  Alliance Fund Distributors, Inc.), dated July 22, 1992 -
                  Incorporated by reference to Exhibit 6(a) to Post-Effective
                  Amendment No. 63 of Registrant's Registration Statement on
                  Form N-1A (File Nos. 2-29901 and 811-01716), filed with the
                  Securities and Exchange Commission on January 30, 1998.

            (b) Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.) dated July 19, 1996
                  - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 61 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on February 3, 1997.

            (c) Form of Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.), dated March 1, 2005 - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 79 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on February 28, 2005.

            (d) Form of Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc., dated June 14, 2006 - Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 82 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on October 31, 2006.

            (e) Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.), dated July 22, 1992, as amended as of April 30, 1993 - Incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 86 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on October 6, 2009.

            (f) Form of Amendment to Distribution Services Agreement, dated as of August 4, 2011 between Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit
                  (e)(6) to Post-Effective Amendment No. 117 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 29, 2012.

            (g) Form of Selected Dealer Agreement between AllianceBernstein Investments, Inc. and selected dealers offering shares of the Registrant - Incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

            (h) Form of Selected Agent Agreement between AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Investment Research Management, Inc.) and selected agents making available shares of the Registrant - Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 34 of the Registration Statement on Form N-1A of AllianceBernstein Municipal Income Fund, Inc. (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 28, 2005.

            (i) Selected Dealer Agreement between AllianceBernstein Investments, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated making available shares of the Registrant effective April 30, 2009 - Incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

            (j) Load Fund Operating Agreement between AllianceBernstein Investments, Inc. and Charles Schwab & Co., Inc. making available shares of the Registrant, dated as of June 1, 2007 - Incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

            (k) Cooperation Agreement between AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Research Management, Inc.) and UBS AG, dated November 1, 2005 - Incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 39 of the Registration Statement on Form N-1A of AllianceBernstein Large Cap Growth Fund, Inc. (File Nos. 33-49530 and 811-06730), filed with the Securities and Exchange Commission on October 15, 2009.

      (8) Bonus, profit sharing, pension or other similar contracts or arrangements. - Not Applicable.

      (9)   (a)   Master Custodian Agreement between the Registrant and State
                  Street Bank and Trust Company, effective August 3, 2009 -
                  Incorporated by reference to Exhibit (g) to Post-Effective
                  Amendment No. 51 of the Registration Statement on Form N-1A of
                  AllianceBernstein Variable Products Series Fund, Inc. (File
                  Nos. 33-18647 and 811-05398), filed with the Securities and Exchange Commission on April 29, 2010.

            (b) Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, regarding the AllianceBernstein International Discovery Equity Portfolio, effective October 15, 2010 - Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 92 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on October 25, 2010.

            (c) Form of Novation and Amendment Agreement to Custodian Agreement dated, as of September 14, 2009 between the Registrant, on behalf of AllianceBernstein Emerging Markets Multi-Asset Portfolio, AllianceBernstein Dynamic All Market Fund and AllianceBernstein Dynamic All Market Plus Fund, and Brown Brothers Harriman & Co. - Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 117 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 29, 2012.

            (d) Form of Novation and Amendment Agreement to Custodian Agreement dated, as of December 5, 2011 between the Registrant, on behalf of AllianceBernstein Emerging Markets Multi-Asset Portfolio, AllianceBernstein Dynamic All Market Fund, AllianceBernstein Dynamic All Market Plus Fund and AllianceBernstein Select US Equity Portfolio, and Brown Brothers Harriman & Co. - Incorporated by reference to Exhibit
                  (g)(4) to Post-Effective Amendment No. 117 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 29, 2012.

            (e) Form of Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, regarding the AllianceBernstein International Focus 40 Portfolio, effective July 1, 2011 - Incorporated by reference to Exhibit
                  (g)(5) to Post-Effective Amendment No. 119 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on July 30, 2012.

            (f) Form of Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, regarding the AllianceBernstein Emerging Markets Equity Portfolio, dated October 12, 2012 - Incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 122 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on October 12, 2012.

            (g) Form of Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, regarding the AllianceBernstein Select US Long/Short Portfolio, dated December 6, 2012 - Incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 130 to Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on December 11, 2012.

      (10)  (a)   Rule 12b-1 Plan - See Exhibit (7)(a) hereto.

            (b) Amended and Restated Rule 18f-3 Plan, dated November 6, 2012 - Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 132 to Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on February 28, 2013.

      (11) Opinion and Consent of Seward & Kissel LLP regarding the legality of securities being registered - Filed herewith.


      (12) Opinion and Consent of Bingham McCutchen LLP as to Tax matters - To be filed by amendment.

      (13)  (a)   Transfer Agency Agreement between the Registrant and
                  AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 63 of
                  Registrant's Registration Statement on Form N-1A (File Nos.
                  2-29901 and 811-01716), filed with the Securities and Exchange
                  Commission on January 30, 1998.

            (b) Form of Amendment to Transfer Agency Agreement between the Registrant and AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 82 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on October 31, 2006.

            (c) Form of Expense Limitation Agreement, dated July 6, 2011 between the Registrant, on behalf of AllianceBernstein International Focus 40 Portfolio, and AllianceBernstein L.P. - Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 99 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on July 6, 2011.

            (d) Form of Expense Limitation Agreement, dated October 26, 2010 between the Registrant, on behalf of the AllianceBernstein International Discovery Equity Portfolio, and AllianceBernstein L.P. - Incorporated by reference to Exhibit
                  (h)(4) to Post-Effective Amendment No. 117 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 29, 2012.

            (e) Form of Expense Limitation Agreement, dated August 31, 2011 between the Registrant, on behalf of the AllianceBernstein Emerging Markets Multi-Asset Portfolio, and AllianceBernstein L.P. - Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 117 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 29, 2012.

            (f) Form of Expense Limitation Agreement, dated December 8, 2011 between the Registrant, on behalf of the AllianceBernstein Select US Equity Portfolio, and AllianceBernstein L.P. - Incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 117 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 29, 2012.

            (g) Form of Expense Limitation Agreement, dated December 15, 2011 between the Registrant, on behalf of the AllianceBernstein Dynamic All Market Fund, and AllianceBernstein L.P. - Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 117 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 29, 2012.

            (h) Expense Limitation Agreement, dated September 27, 2012, between the Registrant, on behalf of the AllianceBernstein Emerging Markets Equity Portfolio, and AllianceBernstein, L.P.
                  - Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 134 of Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on June 27, 2013.

            (i) Form of Expense Limitation Agreement, dated December 6, 2012, between the Registrant, on behalf of the AllianceBernstein Select US Long/Short Portfolio, and AllianceBernstein, L.P. - Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 130 to Registrant's Registration Statement on Form N-1A (File Nos. 2-29901 and 811-01716), filed with the Securities and Exchange Commission on December 11, 2012.

      (14) Consent of Independent Registered Public Accounting Firm, Tait, Weller & Baker LLP - Filed herewith.

      (15) Financial statements omitted pursuant to Item 14(a)(1). - Not Applicable.

      (16)  Powers of Attorney for: John H. Dobkin, Michael J. Downey, William
            H. Foulk, Jr., D. James Guzy, Nancy P. Jacklin, Robert M. Keith, Garry L. Moody, Marshall C. Turner, Jr. and Earl D. Weiner - Filed herewith.

      (17)  Additional Exhibits - Not Applicable.


ITEM  17. Undertakings.

            (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

            (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Acquisition described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES
                                   ----------

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on the 25th day of November, 2013.

                                              ALLIANCEBERNSTEIN CAP FUND, INC.

                                              By:    Robert M. Keith *
                                                     --------------------
                                                     Robert M. Keith
                                                     President


        As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

            Signature                     Title              Date
            ----------                    -----              ----

(1)  Principal Executive Officer:

     Robert M. Keith *                  President and        November 25, 2013
     -----------------                  Chief Executive
     Robert M. Keith                    Officer


(2)  Principal Financial and
     Accounting Officer:

     /s/ Joseph J. Mantineo             Treasurer and        November 25, 2013
     --------------------               Chief Financial
         Joseph J. Mantineo             Officer


(3)  All of the Directors:

     John H. Dobkin*
     Michael J. Downey*
     William H. Foulk, Jr.*
     D. James Guzy*
     Nancy P. Jacklin*
     Robert M. Keith*
     Garry L. Moody*
     Marshall C. Turner, Jr.*
     Earl D. Weiner*

     *By: /s/ Nancy E. Hay                                   November 25, 2013
          ---------------------
              Nancy E. Hay
              (Attorney-in-fact)

                               Index to Exhibits
                              ------------------

Exhibit No.         Description of Exhibits
-----------         -----------------------

(1)(g)            Articles Supplementary to Articles of Incorporation

(11)              Opinion and Consent of Seward & Kissel LLP

(14) Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP

(16)              Powers of Attorney